Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT RESEARCH FUND INC
Entity Central Index Key	0000887194
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000019088
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class A
Trading Symbol	LAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.89%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.24%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	S&P 500 Index
11/30/2014	$9,423	$10,000
12/31/2014	$9,437	$9,975
1/31/2015	$9,132	$9,675
2/28/2015	$9,603	$10,231
3/31/2015	$9,426	$10,070
4/30/2015	$9,433	$10,166
5/31/2015	$9,490	$10,297
6/30/2015	$9,218	$10,098
7/31/2015	$9,372	$10,309
8/31/2015	$8,885	$9,687
9/30/2015	$8,690	$9,448
10/31/2015	$9,335	$10,244
11/30/2015	$9,296	$10,275
12/31/2015	$9,213	$10,113
1/31/2016	$9,066	$9,611
2/29/2016	$9,143	$9,598
3/31/2016	$9,771	$10,249
4/30/2016	$9,814	$10,289
5/31/2016	$10,010	$10,474
6/30/2016	$10,249	$10,501
7/31/2016	$10,404	$10,888
8/31/2016	$10,362	$10,903
9/30/2016	$10,327	$10,905
10/31/2016	$10,094	$10,706
11/30/2016	$10,468	$11,103
12/31/2016	$10,607	$11,322
1/31/2017	$10,683	$11,537
2/28/2017	$11,100	$11,995
3/31/2017	$11,070	$12,009
4/30/2017	$11,192	$12,132
5/31/2017	$11,375	$12,303
6/30/2017	$11,350	$12,380
7/31/2017	$11,427	$12,635
8/31/2017	$11,419	$12,673
9/30/2017	$11,733	$12,935
10/31/2017	$11,948	$13,237
11/30/2017	$12,494	$13,642
12/31/2017	$12,631	$13,794
1/31/2018	$13,222	$14,584
2/28/2018	$12,525	$14,046
3/31/2018	$12,284	$13,689
4/30/2018	$12,235	$13,742
5/31/2018	$12,375	$14,073
6/30/2018	$12,437	$14,160
7/31/2018	$12,984	$14,686
8/31/2018	$13,281	$15,165
9/30/2018	$13,483	$15,251
10/31/2018	$12,577	$14,209
11/30/2018	$13,084	$14,498
12/31/2018	$12,034	$13,189
1/31/2019	$12,671	$14,246
2/28/2019	$13,218	$14,704
3/31/2019	$13,470	$14,989
4/30/2019	$13,866	$15,596
5/31/2019	$13,164	$14,605
6/30/2019	$14,003	$15,635
7/31/2019	$14,283	$15,859
8/31/2019	$14,310	$15,608
9/30/2019	$14,608	$15,900
10/31/2019	$14,535	$16,245
11/30/2019	$14,862	$16,834
12/31/2019	$15,232	$17,342
1/31/2020	$15,090	$17,335
2/29/2020	$13,825	$15,908
3/31/2020	$12,207	$13,944
4/30/2020	$13,581	$15,731
5/31/2020	$14,373	$16,480
6/30/2020	$14,546	$16,808
7/31/2020	$15,312	$17,756
8/31/2020	$16,251	$19,032
9/30/2020	$15,935	$18,309
10/31/2020	$15,551	$17,822
11/30/2020	$17,106	$19,773
12/31/2020	$17,593	$20,533
1/31/2021	$17,101	$20,326
2/28/2021	$17,603	$20,886
3/31/2021	$18,344	$21,801
4/30/2021	$19,242	$22,964
5/31/2021	$19,538	$23,125
6/30/2021	$19,719	$23,665
7/31/2021	$20,253	$24,227
8/31/2021	$20,886	$24,963
9/30/2021	$19,744	$23,802
10/31/2021	$21,250	$25,470
11/30/2021	$21,032	$25,294
12/31/2021	$22,109	$26,427
1/31/2022	$20,690	$25,060
2/28/2022	$20,061	$24,309
3/31/2022	$20,622	$25,212
4/30/2022	$19,126	$23,013
5/31/2022	$19,190	$23,056
6/30/2022	$18,068	$21,152
7/31/2022	$19,612	$23,103
8/31/2022	$18,829	$22,161
9/30/2022	$17,275	$20,120
10/31/2022	$18,768	$21,749
11/30/2022	$19,918	$22,964
12/31/2022	$19,117	$21,641
1/31/2023	$19,728	$23,001
2/28/2023	$19,309	$22,440
3/31/2023	$19,598	$23,263
4/30/2023	$20,040	$23,626
5/31/2023	$19,587	$23,729
6/30/2023	$20,760	$25,297
7/31/2023	$21,225	$26,110
8/31/2023	$21,168	$25,694
9/30/2023	$20,165	$24,469
10/31/2023	$19,779	$23,955
11/30/2023	$21,427	$26,142
12/31/2023	$22,242	$27,330
1/31/2024	$22,688	$27,789
2/29/2024	$23,915	$29,273
3/31/2024	$24,635	$30,215
4/30/2024	$23,487	$28,981
5/31/2024	$24,681	$30,418
6/30/2024	$25,390	$31,509
7/31/2024	$26,057	$31,893
8/31/2024	$26,885	$32,666
9/30/2024	$27,306	$33,364
10/31/2024	$27,202	$33,061
11/30/2024	$28,550	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	33.24%	13.95%	11.72%
Class A with sales charge	25.58%	12.61%	11.06%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,417,827,505
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 20,526,637
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019090
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class C
Trading Symbol	LAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.64%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 32.22%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	S&P 500 Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,011	$9,975
1/31/2015	$9,684	$9,675
2/28/2015	$10,175	$10,231
3/31/2015	$9,981	$10,070
4/30/2015	$9,981	$10,166
5/31/2015	$10,043	$10,297
6/30/2015	$9,740	$10,098
7/31/2015	$9,904	$10,309
8/31/2015	$9,377	$9,687
9/30/2015	$9,172	$9,448
10/31/2015	$9,838	$10,244
11/30/2015	$9,797	$10,275
12/31/2015	$9,704	$10,113
1/31/2016	$9,541	$9,611
2/29/2016	$9,623	$9,598
3/31/2016	$10,266	$10,249
4/30/2016	$10,303	$10,289
5/31/2016	$10,511	$10,474
6/30/2016	$10,755	$10,501
7/31/2016	$10,911	$10,888
8/31/2016	$10,859	$10,903
9/30/2016	$10,810	$10,905
10/31/2016	$10,563	$10,706
11/30/2016	$10,944	$11,103
12/31/2016	$11,087	$11,322
1/31/2017	$11,159	$11,537
2/28/2017	$11,584	$11,995
3/31/2017	$11,555	$12,009
4/30/2017	$11,668	$12,132
5/31/2017	$11,853	$12,303
6/30/2017	$11,820	$12,380
7/31/2017	$11,893	$12,635
8/31/2017	$11,877	$12,673
9/30/2017	$12,193	$12,935
10/31/2017	$12,411	$13,237
11/30/2017	$12,977	$13,642
12/31/2017	$13,107	$13,794
1/31/2018	$13,710	$14,584
2/28/2018	$12,977	$14,046
3/31/2018	$12,717	$13,689
4/30/2018	$12,665	$13,742
5/31/2018	$12,795	$14,073
6/30/2018	$12,858	$14,160
7/31/2018	$13,412	$14,686
8/31/2018	$13,706	$15,165
9/30/2018	$13,909	$15,251
10/31/2018	$12,972	$14,209
11/30/2018	$13,484	$14,498
12/31/2018	$12,389	$13,189
1/31/2019	$13,044	$14,246
2/28/2019	$13,597	$14,704
3/31/2019	$13,844	$14,989
4/30/2019	$14,247	$15,596
5/31/2019	$13,515	$14,605
6/30/2019	$14,372	$15,635
7/31/2019	$14,644	$15,859
8/31/2019	$14,663	$15,608
9/30/2019	$14,954	$15,900
10/31/2019	$14,879	$16,245
11/30/2019	$15,199	$16,834
12/31/2019	$15,565	$17,342
1/31/2020	$15,407	$17,335
2/29/2020	$14,116	$15,908
3/31/2020	$12,458	$13,944
4/30/2020	$13,850	$15,731
5/31/2020	$14,640	$16,480
6/30/2020	$14,810	$16,808
7/31/2020	$15,581	$17,756
8/31/2020	$16,521	$19,032
9/30/2020	$16,201	$18,309
10/31/2020	$15,796	$17,822
11/30/2020	$17,359	$19,773
12/31/2020	$17,848	$20,533
1/31/2021	$17,331	$20,326
2/28/2021	$17,828	$20,886
3/31/2021	$18,578	$21,801
4/30/2021	$19,470	$22,964
5/31/2021	$19,754	$23,125
6/30/2021	$19,936	$23,665
7/31/2021	$20,453	$24,227
8/31/2021	$21,081	$24,963
9/30/2021	$19,912	$23,802
10/31/2021	$21,423	$25,470
11/30/2021	$21,189	$25,294
12/31/2021	$22,264	$26,427
1/31/2022	$20,813	$25,060
2/28/2022	$20,170	$24,309
3/31/2022	$20,726	$25,212
4/30/2022	$19,210	$23,013
5/31/2022	$19,264	$23,056
6/30/2022	$18,125	$21,152
7/31/2022	$19,655	$23,103
8/31/2022	$18,868	$22,161
9/30/2022	$17,295	$20,120
10/31/2022	$18,781	$21,749
11/30/2022	$19,917	$22,964
12/31/2022	$19,102	$21,641
1/31/2023	$19,699	$23,001
2/28/2023	$19,274	$22,440
3/31/2023	$19,551	$23,263
4/30/2023	$19,976	$23,626
5/31/2023	$19,517	$23,729
6/30/2023	$20,667	$25,297
7/31/2023	$21,126	$26,110
8/31/2023	$21,046	$25,694
9/30/2023	$20,037	$24,469
10/31/2023	$19,646	$23,955
11/30/2023	$21,265	$26,142
12/31/2023	$22,060	$27,330
1/31/2024	$22,488	$27,789
2/29/2024	$23,690	$29,273
3/31/2024	$24,395	$30,215
4/30/2024	$23,239	$28,981
5/31/2024	$24,407	$30,418
6/30/2024	$25,088	$31,509
7/31/2024	$25,736	$31,893
8/31/2024	$26,533	$32,666
9/30/2024	$26,926	$33,364
10/31/2024	$26,810	$33,061
11/30/2024	$28,116	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	32.22%	13.09%	10.89%
Class C with sales charge	31.22%	13.09%	10.89%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,417,827,505
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 20,526,637
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054712
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class F
Trading Symbol	LAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$75	0.64%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.55%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	S&P 500 Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,019	$9,975
1/31/2015	$9,694	$9,675
2/28/2015	$10,194	$10,231
3/31/2015	$10,004	$10,070
4/30/2015	$10,017	$10,166
5/31/2015	$10,085	$10,297
6/30/2015	$9,787	$10,098
7/31/2015	$9,957	$10,309
8/31/2015	$9,439	$9,687
9/30/2015	$9,236	$9,448
10/31/2015	$9,922	$10,244
11/30/2015	$9,880	$10,275
12/31/2015	$9,795	$10,113
1/31/2016	$9,639	$9,611
2/29/2016	$9,728	$9,598
3/31/2016	$10,386	$10,249
4/30/2016	$10,431	$10,289
5/31/2016	$10,647	$10,474
6/30/2016	$10,906	$10,501
7/31/2016	$11,071	$10,888
8/31/2016	$11,026	$10,903
9/30/2016	$10,986	$10,905
10/31/2016	$10,738	$10,706
11/30/2016	$11,137	$11,103
12/31/2016	$11,297	$11,322
1/31/2017	$11,369	$11,537
2/28/2017	$11,822	$11,995
3/31/2017	$11,795	$12,009
4/30/2017	$11,925	$12,132
5/31/2017	$12,112	$12,303
6/30/2017	$12,099	$12,380
7/31/2017	$12,180	$12,635
8/31/2017	$12,172	$12,673
9/30/2017	$12,512	$12,935
10/31/2017	$12,750	$13,237
11/30/2017	$13,332	$13,642
12/31/2017	$13,474	$13,794
1/31/2018	$14,105	$14,584
2/28/2018	$13,369	$14,046
3/31/2018	$13,109	$13,689
4/30/2018	$13,065	$13,742
5/31/2018	$13,215	$14,073
6/30/2018	$13,286	$14,160
7/31/2018	$13,869	$14,686
8/31/2018	$14,196	$15,165
9/30/2018	$14,408	$15,251
10/31/2018	$13,449	$14,209
11/30/2018	$13,999	$14,498
12/31/2018	$12,873	$13,189
1/31/2019	$13,563	$14,246
2/28/2019	$14,148	$14,704
3/31/2019	$14,413	$14,989
4/30/2019	$14,846	$15,596
5/31/2019	$14,095	$14,605
6/30/2019	$14,998	$15,635
7/31/2019	$15,298	$15,859
8/31/2019	$15,337	$15,608
9/30/2019	$15,651	$15,900
10/31/2019	$15,583	$16,245
11/30/2019	$15,933	$16,834
12/31/2019	$16,325	$17,342
1/31/2020	$16,182	$17,335
2/29/2020	$14,829	$15,908
3/31/2020	$13,102	$13,944
4/30/2020	$14,574	$15,731
5/31/2020	$15,422	$16,480
6/30/2020	$15,623	$16,808
7/31/2020	$16,443	$17,756
8/31/2020	$17,449	$19,032
9/30/2020	$17,128	$18,309
10/31/2020	$16,706	$17,822
11/30/2020	$18,383	$19,773
12/31/2020	$18,911	$20,533
1/31/2021	$18,383	$20,326
2/28/2021	$18,922	$20,886
3/31/2021	$19,733	$21,801
4/30/2021	$20,707	$22,964
5/31/2021	$21,024	$23,125
6/30/2021	$21,227	$23,665
7/31/2021	$21,810	$24,227
8/31/2021	$22,489	$24,963
9/30/2021	$21,261	$23,802
10/31/2021	$22,888	$25,470
11/30/2021	$22,664	$25,294
12/31/2021	$23,828	$26,427
1/31/2022	$22,295	$25,060
2/28/2022	$21,619	$24,309
3/31/2022	$22,240	$25,212
4/30/2022	$20,623	$23,013
5/31/2022	$20,703	$23,056
6/30/2022	$19,503	$21,152
7/31/2022	$21,161	$23,103
8/31/2022	$20,332	$22,161
9/30/2022	$18,659	$20,120
10/31/2022	$20,263	$21,749
11/30/2022	$21,520	$22,964
12/31/2022	$20,657	$21,641
1/31/2023	$21,312	$23,001
2/28/2023	$20,863	$22,440
3/31/2023	$21,192	$23,263
4/30/2023	$21,678	$23,626
5/31/2023	$21,180	$23,729
6/30/2023	$22,448	$25,297
7/31/2023	$22,972	$26,110
8/31/2023	$22,899	$25,694
9/30/2023	$21,827	$24,469
10/31/2023	$21,424	$23,955
11/30/2023	$23,208	$26,142
12/31/2023	$24,092	$27,330
1/31/2024	$24,573	$27,789
2/29/2024	$25,916	$29,273
3/31/2024	$26,712	$30,215
4/30/2024	$25,465	$28,981
5/31/2024	$26,762	$30,418
6/30/2024	$27,534	$31,509
7/31/2024	$28,265	$31,893
8/31/2024	$29,180	$32,666
9/30/2024	$29,631	$33,364
10/31/2024	$29,519	$33,061
11/30/2024	$30,995	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	33.55%	14.24%	11.98%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,417,827,505
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 20,526,637
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188280
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class F3
Trading Symbol	LRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.64%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	S&P 500 Index
4/4/2017	$10,000	$10,000
4/30/2017	$10,123	$10,112
5/31/2017	$10,286	$10,254
6/30/2017	$10,271	$10,318
7/31/2017	$10,347	$10,530
8/31/2017	$10,340	$10,562
9/30/2017	$10,628	$10,780
10/31/2017	$10,828	$11,032
11/30/2017	$11,331	$11,370
12/31/2017	$11,454	$11,496
1/31/2018	$11,991	$12,155
2/28/2018	$11,365	$11,707
3/31/2018	$11,143	$11,409
4/30/2018	$11,106	$11,453
5/31/2018	$11,239	$11,729
6/30/2018	$11,302	$11,801
7/31/2018	$11,792	$12,240
8/31/2018	$12,067	$12,639
9/30/2018	$12,255	$12,711
10/31/2018	$11,442	$11,842
11/30/2018	$11,905	$12,083
12/31/2018	$10,947	$10,992
1/31/2019	$11,534	$11,873
2/28/2019	$12,033	$12,254
3/31/2019	$12,259	$12,493
4/30/2019	$12,631	$12,998
5/31/2019	$11,993	$12,172
6/30/2019	$12,762	$13,030
7/31/2019	$13,014	$13,218
8/31/2019	$13,046	$13,008
9/30/2019	$13,322	$13,252
10/31/2019	$13,265	$13,539
11/30/2019	$13,559	$14,030
12/31/2019	$13,900	$14,453
1/31/2020	$13,772	$14,448
2/29/2020	$12,626	$13,258
3/31/2020	$11,155	$11,621
4/30/2020	$12,408	$13,111
5/31/2020	$13,138	$13,735
6/30/2020	$13,302	$14,008
7/31/2020	$14,000	$14,798
8/31/2020	$14,862	$15,862
9/30/2020	$14,588	$15,259
10/31/2020	$14,233	$14,853
11/30/2020	$15,660	$16,479
12/31/2020	$16,108	$17,113
1/31/2021	$15,656	$16,940
2/28/2021	$16,126	$17,407
3/31/2021	$16,813	$18,169
4/30/2021	$17,640	$19,139
5/31/2021	$17,907	$19,273
6/30/2021	$18,091	$19,723
7/31/2021	$18,582	$20,191
8/31/2021	$19,161	$20,805
9/30/2021	$18,125	$19,838
10/31/2021	$19,511	$21,227
11/30/2021	$19,315	$21,080
12/31/2021	$20,307	$22,025
1/31/2022	$19,009	$20,885
2/28/2022	$18,431	$20,260
3/31/2022	$18,958	$21,012
4/30/2022	$17,589	$19,180
5/31/2022	$17,657	$19,215
6/30/2022	$16,627	$17,629
7/31/2022	$18,050	$19,254
8/31/2022	$17,334	$18,469
9/30/2022	$15,912	$16,768
10/31/2022	$17,281	$18,126
11/30/2022	$18,359	$19,139
12/31/2022	$17,617	$18,036
1/31/2023	$18,178	$19,169
2/28/2023	$17,800	$18,702
3/31/2023	$18,073	$19,388
4/30/2023	$18,492	$19,691
5/31/2023	$18,073	$19,777
6/30/2023	$19,155	$21,083
7/31/2023	$19,596	$21,761
8/31/2023	$19,545	$21,414
9/30/2023	$18,629	$20,393
10/31/2023	$18,280	$19,964
11/30/2023	$19,802	$21,788
12/31/2023	$20,561	$22,777
1/31/2024	$20,976	$23,160
2/29/2024	$22,117	$24,397
3/31/2024	$22,793	$25,182
4/30/2024	$21,732	$24,153
5/31/2024	$22,845	$25,351
6/30/2024	$23,501	$26,260
7/31/2024	$24,127	$26,580
8/31/2024	$24,908	$27,225
9/30/2024	$25,294	$27,806
10/31/2024	$25,210	$27,554
11/30/2024	$26,464	$29,172

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	33.64%	14.31%	13.55%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	15.01%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,417,827,505
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 20,526,637
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019092
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class I
Trading Symbol	LAMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.64%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.59%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,021	$9,975
1/31/2015	$9,699	$9,675
2/28/2015	$10,202	$10,231
3/31/2015	$10,015	$10,070
4/30/2015	$10,029	$10,166
5/31/2015	$10,090	$10,297
6/30/2015	$9,796	$10,098
7/31/2015	$9,965	$10,309
8/31/2015	$9,450	$9,687
9/30/2015	$9,244	$9,448
10/31/2015	$9,932	$10,244
11/30/2015	$9,891	$10,275
12/31/2015	$9,809	$10,113
1/31/2016	$9,647	$9,611
2/29/2016	$9,743	$9,598
3/31/2016	$10,406	$10,249
4/30/2016	$10,450	$10,289
5/31/2016	$10,672	$10,474
6/30/2016	$10,925	$10,501
7/31/2016	$11,096	$10,888
8/31/2016	$11,051	$10,903
9/30/2016	$11,014	$10,905
10/31/2016	$10,767	$10,706
11/30/2016	$11,163	$11,103
12/31/2016	$11,324	$11,322
1/31/2017	$11,404	$11,537
2/28/2017	$11,854	$11,995
3/31/2017	$11,821	$12,009
4/30/2017	$11,958	$12,132
5/31/2017	$12,144	$12,303
6/30/2017	$12,125	$12,380
7/31/2017	$12,214	$12,635
8/31/2017	$12,206	$12,673
9/30/2017	$12,547	$12,935
10/31/2017	$12,783	$13,237
11/30/2017	$13,370	$13,642
12/31/2017	$13,515	$13,794
1/31/2018	$14,150	$14,584
2/28/2018	$13,402	$14,046
3/31/2018	$13,147	$13,689
4/30/2018	$13,103	$13,742
5/31/2018	$13,252	$14,073
6/30/2018	$13,326	$14,160
7/31/2018	$13,906	$14,686
8/31/2018	$14,231	$15,165
9/30/2018	$14,444	$15,251
10/31/2018	$13,491	$14,209
11/30/2018	$14,029	$14,498
12/31/2018	$12,905	$13,189
1/31/2019	$13,600	$14,246
2/28/2019	$14,181	$14,704
3/31/2019	$14,457	$14,989
4/30/2019	$14,888	$15,596
5/31/2019	$14,132	$14,605
6/30/2019	$15,042	$15,635
7/31/2019	$15,340	$15,859
8/31/2019	$15,379	$15,608
9/30/2019	$15,695	$15,900
10/31/2019	$15,627	$16,245
11/30/2019	$15,975	$16,834
12/31/2019	$16,378	$17,342
1/31/2020	$16,226	$17,335
2/29/2020	$14,871	$15,908
3/31/2020	$13,139	$13,944
4/30/2020	$14,622	$15,731
5/31/2020	$15,466	$16,480
6/30/2020	$15,659	$16,808
7/31/2020	$16,485	$17,756
8/31/2020	$17,506	$19,032
9/30/2020	$17,170	$18,309
10/31/2020	$16,761	$17,822
11/30/2020	$18,439	$19,773
12/31/2020	$18,969	$20,533
1/31/2021	$18,433	$20,326
2/28/2021	$18,979	$20,886
3/31/2021	$19,791	$21,801
4/30/2021	$20,760	$22,964
5/31/2021	$21,076	$23,125
6/30/2021	$21,282	$23,665
7/31/2021	$21,863	$24,227
8/31/2021	$22,548	$24,963
9/30/2021	$21,322	$23,802
10/31/2021	$22,951	$25,470
11/30/2021	$22,729	$25,294
12/31/2021	$23,892	$26,427
1/31/2022	$22,355	$25,060
2/28/2022	$21,683	$24,309
3/31/2022	$22,306	$25,212
4/30/2022	$20,685	$23,013
5/31/2022	$20,765	$23,056
6/30/2022	$19,557	$21,152
7/31/2022	$21,231	$23,103
8/31/2022	$20,382	$22,161
9/30/2022	$18,710	$20,120
10/31/2022	$20,319	$21,749
11/30/2022	$21,584	$22,964
12/31/2022	$20,716	$21,641
1/31/2023	$21,381	$23,001
2/28/2023	$20,934	$22,440
3/31/2023	$21,244	$23,263
4/30/2023	$21,741	$23,626
5/31/2023	$21,244	$23,729
6/30/2023	$22,513	$25,297
7/31/2023	$23,036	$26,110
8/31/2023	$22,975	$25,694
9/30/2023	$21,890	$24,469
10/31/2023	$21,476	$23,955
11/30/2023	$23,267	$26,142
12/31/2023	$24,166	$27,330
1/31/2024	$24,645	$27,789
2/29/2024	$25,984	$29,273
3/31/2024	$26,784	$30,215
4/30/2024	$25,541	$28,981
5/31/2024	$26,834	$30,418
6/30/2024	$27,611	$31,509
7/31/2024	$28,351	$31,893
8/31/2024	$29,252	$32,666
9/30/2024	$29,709	$33,364
10/31/2024	$29,610	$33,061
11/30/2024	$31,082	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	33.59%	14.24%	12.01%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,417,827,505
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 20,526,637
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019091
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class P
Trading Symbol	LAMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$127	1.09%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 32.94%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	S&P 500 Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,016	$9,975
1/31/2015	$9,687	$9,675
2/28/2015	$10,191	$10,231
3/31/2015	$9,992	$10,070
4/30/2015	$10,006	$10,166
5/31/2015	$10,067	$10,297
6/30/2015	$9,767	$10,098
7/31/2015	$9,937	$10,309
8/31/2015	$9,415	$9,687
9/30/2015	$9,211	$9,448
10/31/2015	$9,885	$10,244
11/30/2015	$9,844	$10,275
12/31/2015	$9,759	$10,113
1/31/2016	$9,597	$9,611
2/29/2016	$9,685	$9,598
3/31/2016	$10,342	$10,249
4/30/2016	$10,387	$10,289
5/31/2016	$10,593	$10,474
6/30/2016	$10,848	$10,501
7/31/2016	$11,011	$10,888
8/31/2016	$10,959	$10,903
9/30/2016	$10,916	$10,905
10/31/2016	$10,671	$10,706
11/30/2016	$11,065	$11,103
12/31/2016	$11,212	$11,322
1/31/2017	$11,283	$11,537
2/28/2017	$11,730	$11,995
3/31/2017	$11,701	$12,009
4/30/2017	$11,821	$12,132
5/31/2017	$12,006	$12,303
6/30/2017	$11,982	$12,380
7/31/2017	$12,062	$12,635
8/31/2017	$12,054	$12,673
9/30/2017	$12,378	$12,935
10/31/2017	$12,612	$13,237
11/30/2017	$13,185	$13,642
12/31/2017	$13,323	$13,794
1/31/2018	$13,943	$14,584
2/28/2018	$13,202	$14,046
3/31/2018	$12,951	$13,689
4/30/2018	$12,900	$13,742
5/31/2018	$13,038	$14,073
6/30/2018	$13,105	$14,160
7/31/2018	$13,677	$14,686
8/31/2018	$13,990	$15,165
9/30/2018	$14,194	$15,251
10/31/2018	$13,245	$14,209
11/30/2018	$13,776	$14,498
12/31/2018	$12,669	$13,189
1/31/2019	$13,335	$14,246
2/28/2019	$13,907	$14,704
3/31/2019	$14,172	$14,989
4/30/2019	$14,586	$15,596
5/31/2019	$13,852	$14,605
6/30/2019	$14,728	$15,635
7/31/2019	$15,011	$15,859
8/31/2019	$15,049	$15,608
9/30/2019	$15,352	$15,900
10/31/2019	$15,276	$16,245
11/30/2019	$15,617	$16,834
12/31/2019	$15,996	$17,342
1/31/2020	$15,848	$17,335
2/29/2020	$14,518	$15,908
3/31/2020	$12,820	$13,944
4/30/2020	$14,264	$15,731
5/31/2020	$15,080	$16,480
6/30/2020	$15,272	$16,808
7/31/2020	$16,071	$17,756
8/31/2020	$17,049	$19,032
9/30/2020	$16,722	$18,309
10/31/2020	$16,312	$17,822
11/30/2020	$17,933	$19,773
12/31/2020	$18,441	$20,533
1/31/2021	$17,918	$20,326
2/28/2021	$18,441	$20,886
3/31/2021	$19,224	$21,801
4/30/2021	$20,168	$22,964
5/31/2021	$20,466	$23,125
6/30/2021	$20,655	$23,665
7/31/2021	$21,210	$24,227
8/31/2021	$21,868	$24,963
9/30/2021	$20,669	$23,802
10/31/2021	$22,244	$25,470
11/30/2021	$22,007	$25,294
12/31/2021	$23,137	$26,427
1/31/2022	$21,642	$25,060
2/28/2022	$20,977	$24,309
3/31/2022	$21,571	$25,212
4/30/2022	$19,996	$23,013
5/31/2022	$20,063	$23,056
6/30/2022	$18,887	$21,152
7/31/2022	$20,500	$23,103
8/31/2022	$19,677	$22,161
9/30/2022	$18,055	$20,120
10/31/2022	$19,603	$21,749
11/30/2022	$20,806	$22,964
12/31/2022	$19,967	$21,641
1/31/2023	$20,599	$23,001
2/28/2023	$20,154	$22,440
3/31/2023	$20,455	$23,263
4/30/2023	$20,912	$23,626
5/31/2023	$20,443	$23,729
6/30/2023	$21,647	$25,297
7/31/2023	$22,140	$26,110
8/31/2023	$22,069	$25,694
9/30/2023	$21,031	$24,469
10/31/2023	$20,620	$23,955
11/30/2023	$22,336	$26,142
12/31/2023	$23,179	$27,330
1/31/2024	$23,641	$27,789
2/29/2024	$24,909	$29,273
3/31/2024	$25,665	$30,215
4/30/2024	$24,467	$28,981
5/31/2024	$25,701	$30,418
6/30/2024	$26,432	$31,509
7/31/2024	$27,120	$31,893
8/31/2024	$27,987	$32,666
9/30/2024	$28,409	$33,364
10/31/2024	$28,302	$33,061
11/30/2024	$29,693	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	32.94%	13.71%	11.50%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,417,827,505
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 20,526,637
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054713
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R2
Trading Symbol	LAMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$144	1.24%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 32.77%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	S&P 500 Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,012	$9,975
1/31/2015	$9,684	$9,675
2/28/2015	$10,186	$10,231
3/31/2015	$9,987	$10,070
4/30/2015	$10,000	$10,166
5/31/2015	$10,054	$10,297
6/30/2015	$9,759	$10,098
7/31/2015	$9,927	$10,309
8/31/2015	$9,401	$9,687
9/30/2015	$9,195	$9,448
10/31/2015	$9,872	$10,244
11/30/2015	$9,831	$10,275
12/31/2015	$9,743	$10,113
1/31/2016	$9,582	$9,611
2/29/2016	$9,663	$9,598
3/31/2016	$10,320	$10,249
4/30/2016	$10,357	$10,289
5/31/2016	$10,570	$10,474
6/30/2016	$10,816	$10,501
7/31/2016	$10,978	$10,888
8/31/2016	$10,933	$10,903
9/30/2016	$10,886	$10,905
10/31/2016	$10,635	$10,706
11/30/2016	$11,027	$11,103
12/31/2016	$11,178	$11,322
1/31/2017	$11,249	$11,537
2/28/2017	$11,685	$11,995
3/31/2017	$11,660	$12,009
4/30/2017	$11,780	$12,132
5/31/2017	$11,963	$12,303
6/30/2017	$11,934	$12,380
7/31/2017	$12,014	$12,635
8/31/2017	$11,998	$12,673
9/30/2017	$12,331	$12,935
10/31/2017	$12,555	$13,237
11/30/2017	$13,123	$13,642
12/31/2017	$13,264	$13,794
1/31/2018	$13,878	$14,584
2/28/2018	$13,144	$14,046
3/31/2018	$12,883	$13,689
4/30/2018	$12,832	$13,742
5/31/2018	$12,977	$14,073
6/30/2018	$13,039	$14,160
7/31/2018	$13,606	$14,686
8/31/2018	$13,915	$15,165
9/30/2018	$14,120	$15,251
10/31/2018	$13,172	$14,209
11/30/2018	$13,698	$14,498
12/31/2018	$12,589	$13,189
1/31/2019	$13,258	$14,246
2/28/2019	$13,824	$14,704
3/31/2019	$14,082	$14,989
4/30/2019	$14,492	$15,596
5/31/2019	$13,756	$14,605
6/30/2019	$14,626	$15,635
7/31/2019	$14,907	$15,859
8/31/2019	$14,944	$15,608
9/30/2019	$15,238	$15,900
10/31/2019	$15,164	$16,245
11/30/2019	$15,501	$16,834
12/31/2019	$15,879	$17,342
1/31/2020	$15,723	$17,335
2/29/2020	$14,409	$15,908
3/31/2020	$12,713	$13,944
4/30/2020	$14,148	$15,731
5/31/2020	$14,963	$16,480
6/30/2020	$15,137	$16,808
7/31/2020	$15,935	$17,756
8/31/2020	$16,900	$19,032
9/30/2020	$16,571	$18,309
10/31/2020	$16,166	$17,822
11/30/2020	$17,774	$19,773
12/31/2020	$18,279	$20,533
1/31/2021	$17,754	$20,326
2/28/2021	$18,279	$20,886
3/31/2021	$19,044	$21,801
4/30/2021	$19,974	$22,964
5/31/2021	$20,268	$23,125
6/30/2021	$20,456	$23,665
7/31/2021	$21,003	$24,227
8/31/2021	$21,641	$24,963
9/30/2021	$20,455	$23,802
10/31/2021	$22,017	$25,470
11/30/2021	$21,784	$25,294
12/31/2021	$22,888	$26,427
1/31/2022	$21,406	$25,060
2/28/2022	$20,752	$24,309
3/31/2022	$21,339	$25,212
4/30/2022	$19,779	$23,013
5/31/2022	$19,844	$23,056
6/30/2022	$18,682	$21,152
7/31/2022	$20,257	$23,103
8/31/2022	$19,448	$22,161
9/30/2022	$17,840	$20,120
10/31/2022	$19,373	$21,749
11/30/2022	$20,555	$22,964
12/31/2022	$19,723	$21,641
1/31/2023	$20,344	$23,001
2/28/2023	$19,907	$22,440
3/31/2023	$20,206	$23,263
4/30/2023	$20,654	$23,626
5/31/2023	$20,183	$23,729
6/30/2023	$21,380	$25,297
7/31/2023	$21,852	$26,110
8/31/2023	$21,783	$25,694
9/30/2023	$20,746	$24,469
10/31/2023	$20,354	$23,955
11/30/2023	$22,038	$26,142
12/31/2023	$22,869	$27,330
1/31/2024	$23,310	$27,789
2/29/2024	$24,576	$29,273
3/31/2024	$25,308	$30,215
4/30/2024	$24,122	$28,981
5/31/2024	$25,332	$30,418
6/30/2024	$26,052	$31,509
7/31/2024	$26,738	$31,893
8/31/2024	$27,576	$32,666
9/30/2024	$28,002	$33,364
10/31/2024	$27,886	$33,061
11/30/2024	$29,260	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	32.77%	13.55%	11.33%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,417,827,505
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 20,526,637
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054714
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R3
Trading Symbol	LAMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$133	1.14%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 32.87%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	S&P 500 Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,010	$9,975
1/31/2015	$9,685	$9,675
2/28/2015	$10,187	$10,231
3/31/2015	$9,993	$10,070
4/30/2015	$10,000	$10,166
5/31/2015	$10,061	$10,297
6/30/2015	$9,766	$10,098
7/31/2015	$9,930	$10,309
8/31/2015	$9,411	$9,687
9/30/2015	$9,206	$9,448
10/31/2015	$9,884	$10,244
11/30/2015	$9,843	$10,275
12/31/2015	$9,748	$10,113
1/31/2016	$9,593	$9,611
2/29/2016	$9,674	$9,598
3/31/2016	$10,336	$10,249
4/30/2016	$10,374	$10,289
5/31/2016	$10,589	$10,474
6/30/2016	$10,837	$10,501
7/31/2016	$11,002	$10,888
8/31/2016	$10,949	$10,903
9/30/2016	$10,906	$10,905
10/31/2016	$10,659	$10,706
11/30/2016	$11,056	$11,103
12/31/2016	$11,204	$11,322
1/31/2017	$11,277	$11,537
2/28/2017	$11,719	$11,995
3/31/2017	$11,689	$12,009
4/30/2017	$11,810	$12,132
5/31/2017	$11,995	$12,303
6/30/2017	$11,971	$12,380
7/31/2017	$12,052	$12,635
8/31/2017	$12,036	$12,673
9/30/2017	$12,370	$12,935
10/31/2017	$12,597	$13,237
11/30/2017	$13,167	$13,642
12/31/2017	$13,305	$13,794
1/31/2018	$13,931	$14,584
2/28/2018	$13,192	$14,046
3/31/2018	$12,929	$13,689
4/30/2018	$12,885	$13,742
5/31/2018	$13,024	$14,073
6/30/2018	$13,091	$14,160
7/31/2018	$13,659	$14,686
8/31/2018	$13,974	$15,165
9/30/2018	$14,178	$15,251
10/31/2018	$13,230	$14,209
11/30/2018	$13,757	$14,498
12/31/2018	$12,648	$13,189
1/31/2019	$13,321	$14,246
2/28/2019	$13,889	$14,704
3/31/2019	$14,147	$14,989
4/30/2019	$14,565	$15,596
5/31/2019	$13,823	$14,605
6/30/2019	$14,709	$15,635
7/31/2019	$14,986	$15,859
8/31/2019	$15,014	$15,608
9/30/2019	$15,319	$15,900
10/31/2019	$15,252	$16,245
11/30/2019	$15,587	$16,834
12/31/2019	$15,968	$17,342
1/31/2020	$15,818	$17,335
2/29/2020	$14,495	$15,908
3/31/2020	$12,788	$13,944
4/30/2020	$14,226	$15,731
5/31/2020	$15,051	$16,480
6/30/2020	$15,233	$16,808
7/31/2020	$16,030	$17,756
8/31/2020	$17,007	$19,032
9/30/2020	$16,684	$18,309
10/31/2020	$16,270	$17,822
11/30/2020	$17,896	$19,773
12/31/2020	$18,407	$20,533
1/31/2021	$17,879	$20,326
2/28/2021	$18,397	$20,886
3/31/2021	$19,173	$21,801
4/30/2021	$20,117	$22,964
5/31/2021	$20,407	$23,125
6/30/2021	$20,607	$23,665
7/31/2021	$21,157	$24,227
8/31/2021	$21,801	$24,963
9/30/2021	$20,609	$23,802
10/31/2021	$22,179	$25,470
11/30/2021	$21,950	$25,294
12/31/2021	$23,066	$26,427
1/31/2022	$21,577	$25,060
2/28/2022	$20,917	$24,309
3/31/2022	$21,502	$25,212
4/30/2022	$19,945	$23,013
5/31/2022	$20,001	$23,056
6/30/2022	$18,834	$21,152
7/31/2022	$20,430	$23,103
8/31/2022	$19,610	$22,161
9/30/2022	$17,991	$20,120
10/31/2022	$19,532	$21,749
11/30/2022	$20,736	$22,964
12/31/2022	$19,897	$21,641
1/31/2023	$20,524	$23,001
2/28/2023	$20,087	$22,440
3/31/2023	$20,379	$23,263
4/30/2023	$20,841	$23,626
5/31/2023	$20,367	$23,729
6/30/2023	$21,569	$25,297
7/31/2023	$22,056	$26,110
8/31/2023	$21,985	$25,694
9/30/2023	$20,947	$24,469
10/31/2023	$20,543	$23,955
11/30/2023	$22,254	$26,142
12/31/2023	$23,092	$27,330
1/31/2024	$23,547	$27,789
2/29/2024	$24,815	$29,273
3/31/2024	$25,566	$30,215
4/30/2024	$24,367	$28,981
5/31/2024	$25,590	$30,418
6/30/2024	$26,325	$31,509
7/31/2024	$27,009	$31,893
8/31/2024	$27,861	$32,666
9/30/2024	$28,296	$33,364
10/31/2024	$28,176	$33,061
11/30/2024	$29,569	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	32.87%	13.66%	11.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,417,827,505
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 20,526,637
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156653
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R4
Trading Symbol	LAMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$104	0.89%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.21%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	S&P 500 Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,174	$10,210
8/31/2015	$9,638	$9,594
9/30/2015	$9,434	$9,356
10/31/2015	$10,127	$10,145
11/30/2015	$10,085	$10,176
12/31/2015	$9,994	$10,015
1/31/2016	$9,835	$9,518
2/29/2016	$9,926	$9,505
3/31/2016	$10,600	$10,150
4/30/2016	$10,645	$10,189
5/31/2016	$10,866	$10,372
6/30/2016	$11,130	$10,399
7/31/2016	$11,298	$10,783
8/31/2016	$11,245	$10,798
9/30/2016	$11,210	$10,800
10/31/2016	$10,949	$10,603
11/30/2016	$11,356	$10,996
12/31/2016	$11,514	$11,213
1/31/2017	$11,596	$11,426
2/28/2017	$12,049	$11,879
3/31/2017	$12,018	$11,893
4/30/2017	$12,151	$12,015
5/31/2017	$12,341	$12,184
6/30/2017	$12,319	$12,260
7/31/2017	$12,402	$12,512
8/31/2017	$12,394	$12,551
9/30/2017	$12,735	$12,810
10/31/2017	$12,969	$13,109
11/30/2017	$13,561	$13,511
12/31/2017	$13,713	$13,661
1/31/2018	$14,346	$14,443
2/28/2018	$13,597	$13,911
3/31/2018	$13,328	$13,557
4/30/2018	$13,283	$13,609
5/31/2018	$13,426	$13,937
6/30/2018	$13,503	$14,023
7/31/2018	$14,087	$14,544
8/31/2018	$14,411	$15,018
9/30/2018	$14,630	$15,104
10/31/2018	$13,655	$14,072
11/30/2018	$14,205	$14,358
12/31/2018	$13,055	$13,062
1/31/2019	$13,757	$14,109
2/28/2019	$14,351	$14,562
3/31/2019	$14,616	$14,845
4/30/2019	$15,056	$15,446
5/31/2019	$14,293	$14,464
6/30/2019	$15,205	$15,483
7/31/2019	$15,500	$15,706
8/31/2019	$15,529	$15,457
9/30/2019	$15,852	$15,746
10/31/2019	$15,774	$16,087
11/30/2019	$16,129	$16,671
12/31/2019	$16,531	$17,175
1/31/2020	$16,376	$17,168
2/29/2020	$15,002	$15,755
3/31/2020	$13,253	$13,809
4/30/2020	$14,747	$15,579
5/31/2020	$15,597	$16,321
6/30/2020	$15,785	$16,645
7/31/2020	$16,617	$17,584
8/31/2020	$17,637	$18,848
9/30/2020	$17,302	$18,132
10/31/2020	$16,875	$17,650
11/30/2020	$18,564	$19,582
12/31/2020	$19,092	$20,335
1/31/2021	$18,557	$20,129
2/28/2021	$19,103	$20,684
3/31/2021	$19,919	$21,590
4/30/2021	$20,894	$22,742
5/31/2021	$21,205	$22,901
6/30/2021	$21,414	$23,436
7/31/2021	$21,994	$23,993
8/31/2021	$22,670	$24,722
9/30/2021	$21,439	$23,572
10/31/2021	$23,075	$25,224
11/30/2021	$22,838	$25,049
12/31/2021	$24,018	$26,172
1/31/2022	$22,454	$24,817
2/28/2022	$21,771	$24,074
3/31/2022	$22,380	$24,968
4/30/2022	$20,755	$22,791
5/31/2022	$20,836	$22,833
6/30/2022	$19,618	$20,948
7/31/2022	$21,283	$22,879
8/31/2022	$20,433	$21,946
9/30/2022	$18,756	$19,925
10/31/2022	$20,367	$21,538
11/30/2022	$21,627	$22,742
12/31/2022	$20,746	$21,432
1/31/2023	$21,409	$22,778
2/28/2023	$20,955	$22,223
3/31/2023	$21,269	$23,038
4/30/2023	$21,748	$23,398
5/31/2023	$21,256	$23,500
6/30/2023	$22,531	$25,053
7/31/2023	$23,037	$25,857
8/31/2023	$22,963	$25,446
9/30/2023	$21,888	$24,232
10/31/2023	$21,468	$23,723
11/30/2023	$23,260	$25,889
12/31/2023	$24,145	$27,066
1/31/2024	$24,618	$27,520
2/29/2024	$25,950	$28,990
3/31/2024	$26,746	$29,923
4/30/2024	$25,498	$28,700
5/31/2024	$26,783	$30,124
6/30/2024	$27,554	$31,204
7/31/2024	$28,291	$31,584
8/31/2024	$29,191	$32,350
9/30/2024	$29,632	$33,041
10/31/2024	$29,520	$32,742
11/30/2024	$30,984	$34,664

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	33.21%	13.95%	12.76%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,417,827,505
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 20,526,637
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156654
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R5
Trading Symbol	LAMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$75	0.64%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.54%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	S&P 500 Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,173	$10,210
8/31/2015	$9,640	$9,594
9/30/2015	$9,437	$9,356
10/31/2015	$10,133	$10,145
11/30/2015	$10,098	$10,176
12/31/2015	$10,006	$10,015
1/31/2016	$9,848	$9,518
2/29/2016	$9,939	$9,505
3/31/2016	$10,623	$10,150
4/30/2016	$10,668	$10,189
5/31/2016	$10,887	$10,372
6/30/2016	$11,153	$10,399
7/31/2016	$11,320	$10,783
8/31/2016	$11,274	$10,798
9/30/2016	$11,236	$10,800
10/31/2016	$10,984	$10,603
11/30/2016	$11,396	$10,996
12/31/2016	$11,553	$11,213
1/31/2017	$11,635	$11,426
2/28/2017	$12,094	$11,879
3/31/2017	$12,069	$11,893
4/30/2017	$12,201	$12,015
5/31/2017	$12,399	$12,184
6/30/2017	$12,380	$12,260
7/31/2017	$12,463	$12,512
8/31/2017	$12,454	$12,551
9/30/2017	$12,802	$12,810
10/31/2017	$13,044	$13,109
11/30/2017	$13,643	$13,511
12/31/2017	$13,791	$13,661
1/31/2018	$14,439	$14,443
2/28/2018	$13,684	$13,911
3/31/2018	$13,415	$13,557
4/30/2018	$13,370	$13,609
5/31/2018	$13,522	$13,937
6/30/2018	$13,598	$14,023
7/31/2018	$14,199	$14,544
8/31/2018	$14,531	$15,018
9/30/2018	$14,748	$15,104
10/31/2018	$13,766	$14,072
11/30/2018	$14,325	$14,358
12/31/2018	$13,167	$13,062
1/31/2019	$13,877	$14,109
2/28/2019	$14,480	$14,562
3/31/2019	$14,752	$14,845
4/30/2019	$15,192	$15,446
5/31/2019	$14,430	$14,464
6/30/2019	$15,349	$15,483
7/31/2019	$15,653	$15,706
8/31/2019	$15,693	$15,457
9/30/2019	$16,016	$15,746
10/31/2019	$15,947	$16,087
11/30/2019	$16,311	$16,671
12/31/2019	$16,713	$17,175
1/31/2020	$16,558	$17,168
2/29/2020	$15,184	$15,755
3/31/2020	$13,406	$13,809
4/30/2020	$14,920	$15,579
5/31/2020	$15,782	$16,321
6/30/2020	$15,989	$16,645
7/31/2020	$16,823	$17,584
8/31/2020	$17,864	$18,848
9/30/2020	$17,522	$18,132
10/31/2020	$17,104	$17,650
11/30/2020	$18,817	$19,582
12/31/2020	$19,358	$20,335
1/31/2021	$18,811	$20,129
2/28/2021	$19,369	$20,684
3/31/2021	$20,198	$21,590
4/30/2021	$21,198	$22,742
5/31/2021	$21,520	$22,901
6/30/2021	$21,731	$23,436
7/31/2021	$22,324	$23,993
8/31/2021	$23,024	$24,722
9/30/2021	$21,772	$23,572
10/31/2021	$23,436	$25,224
11/30/2021	$23,209	$25,049
12/31/2021	$24,408	$26,172
1/31/2022	$22,827	$24,817
2/28/2022	$22,140	$24,074
3/31/2022	$22,765	$24,968
4/30/2022	$21,110	$22,791
5/31/2022	$21,192	$22,833
6/30/2022	$19,958	$20,948
7/31/2022	$21,667	$22,879
8/31/2022	$20,800	$21,946
9/30/2022	$19,093	$19,925
10/31/2022	$20,748	$21,538
11/30/2022	$22,027	$22,742
12/31/2022	$21,141	$21,432
1/31/2023	$21,820	$22,778
2/28/2023	$21,363	$22,223
3/31/2023	$21,692	$23,038
4/30/2023	$22,187	$23,398
5/31/2023	$21,680	$23,500
6/30/2023	$22,988	$25,053
7/31/2023	$23,509	$25,857
8/31/2023	$23,447	$25,446
9/30/2023	$22,340	$24,232
10/31/2023	$21,929	$23,723
11/30/2023	$23,758	$25,889
12/31/2023	$24,663	$27,066
1/31/2024	$25,152	$27,520
2/29/2024	$26,520	$28,990
3/31/2024	$27,337	$29,923
4/30/2024	$26,067	$28,700
5/31/2024	$27,387	$30,124
6/30/2024	$28,181	$31,204
7/31/2024	$28,937	$31,584
8/31/2024	$29,857	$32,350
9/30/2024	$30,323	$33,041
10/31/2024	$30,222	$32,742
11/30/2024	$31,725	$34,664

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	33.54%	14.23%	13.04%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,417,827,505
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 20,526,637
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156655
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R6
Trading Symbol	LAMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.66%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, S&P 500 Index, which returned  33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Walmart Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Nvidia Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to McDonald’s Corporation. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	S&P 500 Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,173	$10,210
8/31/2015	$9,647	$9,594
9/30/2015	$9,437	$9,356
10/31/2015	$10,140	$10,145
11/30/2015	$10,098	$10,176
12/31/2015	$10,015	$10,015
1/31/2016	$9,857	$9,518
2/29/2016	$9,947	$9,505
3/31/2016	$10,631	$10,150
4/30/2016	$10,677	$10,189
5/31/2016	$10,896	$10,372
6/30/2016	$11,162	$10,399
7/31/2016	$11,337	$10,783
8/31/2016	$11,291	$10,798
9/30/2016	$11,253	$10,800
10/31/2016	$11,001	$10,603
11/30/2016	$11,414	$10,996
12/31/2016	$11,578	$11,213
1/31/2017	$11,660	$11,426
2/28/2017	$12,120	$11,879
3/31/2017	$12,095	$11,893
4/30/2017	$12,227	$12,015
5/31/2017	$12,425	$12,184
6/30/2017	$12,406	$12,260
7/31/2017	$12,498	$12,512
8/31/2017	$12,489	$12,551
9/30/2017	$12,838	$12,810
10/31/2017	$13,079	$13,109
11/30/2017	$13,678	$13,511
12/31/2017	$13,835	$13,661
1/31/2018	$14,483	$14,443
2/28/2018	$13,719	$13,911
3/31/2018	$13,459	$13,557
4/30/2018	$13,415	$13,609
5/31/2018	$13,566	$13,937
6/30/2018	$13,643	$14,023
7/31/2018	$14,244	$14,544
8/31/2018	$14,576	$15,018
9/30/2018	$14,794	$15,104
10/31/2018	$13,812	$14,072
11/30/2018	$14,371	$14,358
12/31/2018	$13,223	$13,062
1/31/2019	$13,932	$14,109
2/28/2019	$14,535	$14,562
3/31/2019	$14,808	$14,845
4/30/2019	$15,258	$15,446
5/31/2019	$14,486	$14,464
6/30/2019	$15,415	$15,483
7/31/2019	$15,720	$15,706
8/31/2019	$15,759	$15,457
9/30/2019	$16,082	$15,746
10/31/2019	$16,013	$16,087
11/30/2019	$16,378	$16,671
12/31/2019	$16,790	$17,175
1/31/2020	$16,635	$17,168
2/29/2020	$15,251	$15,755
3/31/2020	$13,463	$13,809
4/30/2020	$14,988	$15,579
5/31/2020	$15,859	$16,321
6/30/2020	$16,057	$16,645
7/31/2020	$16,911	$17,584
8/31/2020	$17,953	$18,848
9/30/2020	$17,611	$18,132
10/31/2020	$17,193	$17,650
11/30/2020	$18,916	$19,582
12/31/2020	$19,458	$20,335
1/31/2021	$18,911	$20,129
2/28/2021	$19,469	$20,684
3/31/2021	$20,309	$21,590
4/30/2021	$21,308	$22,742
5/31/2021	$21,631	$22,901
6/30/2021	$21,842	$23,436
7/31/2021	$22,445	$23,993
8/31/2021	$23,145	$24,722
9/30/2021	$21,883	$23,572
10/31/2021	$23,558	$25,224
11/30/2021	$23,331	$25,049
12/31/2021	$24,530	$26,172
1/31/2022	$22,949	$24,817
2/28/2022	$22,264	$24,074
3/31/2022	$22,901	$24,968
4/30/2022	$21,247	$22,791
5/31/2022	$21,316	$22,833
6/30/2022	$20,084	$20,948
7/31/2022	$21,792	$22,879
8/31/2022	$20,938	$21,946
9/30/2022	$19,209	$19,925
10/31/2022	$20,874	$21,538
11/30/2022	$22,164	$22,742
12/31/2022	$21,280	$21,432
1/31/2023	$21,958	$22,778
2/28/2023	$21,502	$22,223
3/31/2023	$21,832	$23,038
4/30/2023	$22,326	$23,398
5/31/2023	$21,832	$23,500
6/30/2023	$23,139	$25,053
7/31/2023	$23,672	$25,857
8/31/2023	$23,598	$25,446
9/30/2023	$22,491	$24,232
10/31/2023	$22,069	$23,723
11/30/2023	$23,908	$25,889
12/31/2023	$24,837	$27,066
1/31/2024	$25,326	$27,520
2/29/2024	$26,704	$28,990
3/31/2024	$27,521	$29,923
4/30/2024	$26,252	$28,700
5/31/2024	$27,584	$30,124
6/30/2024	$28,389	$31,204
7/31/2024	$29,145	$31,584
8/31/2024	$30,076	$32,350
9/30/2024	$30,542	$33,041
10/31/2024	$30,441	$32,742
11/30/2024	$31,955	$34,664

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	33.66%	14.30%	13.13%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,417,827,505
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 20,526,637
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,417,827,505
# of Portfolio Holdings	56
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$20,526,637

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.64%
Information Technology	28.45%
Materials	5.78%
Utilities	3.62%
Repurchase Agreements	1.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019093
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class A
Trading Symbol	LMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	0.96%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 46.97%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$9,425	$10,000	$10,000	$10,000
12/31/2014	$9,429	$9,972	$10,021	$9,975
1/31/2015	$9,324	$9,804	$9,865	$9,675
2/28/2015	$10,055	$10,478	$10,411	$10,231
3/31/2015	$10,147	$10,508	$10,417	$10,070
4/30/2015	$10,059	$10,434	$10,323	$10,166
5/31/2015	$10,252	$10,558	$10,474	$10,297
6/30/2015	$10,239	$10,388	$10,257	$10,098
7/31/2015	$10,459	$10,556	$10,333	$10,309
8/31/2015	$9,825	$9,942	$9,788	$9,687
9/30/2015	$9,439	$9,558	$9,436	$9,448
10/31/2015	$9,885	$10,160	$10,021	$10,244
11/30/2015	$9,875	$10,182	$10,046	$10,275
12/31/2015	$9,682	$9,952	$9,777	$10,113
1/31/2016	$8,859	$9,198	$9,136	$9,611
2/29/2016	$8,838	$9,343	$9,239	$9,598
3/31/2016	$9,477	$10,009	$9,996	$10,249
4/30/2016	$9,493	$10,003	$10,102	$10,289
5/31/2016	$9,813	$10,167	$10,268	$10,474
6/30/2016	$9,713	$10,166	$10,314	$10,501
7/31/2016	$10,122	$10,669	$10,785	$10,888
8/31/2016	$10,017	$10,638	$10,758	$10,903
9/30/2016	$9,965	$10,633	$10,780	$10,905
10/31/2016	$9,582	$10,201	$10,438	$10,706
11/30/2016	$9,912	$10,644	$11,001	$11,103
12/31/2016	$9,783	$10,681	$11,126	$11,322
1/31/2017	$10,221	$11,037	$11,394	$11,537
2/28/2017	$10,372	$11,355	$11,717	$11,995
3/31/2017	$10,458	$11,417	$11,698	$12,009
4/30/2017	$10,707	$11,587	$11,789	$12,132
5/31/2017	$10,940	$11,864	$11,896	$12,303
6/30/2017	$10,999	$11,899	$12,015	$12,380
7/31/2017	$11,102	$12,097	$12,191	$12,635
8/31/2017	$11,232	$12,183	$12,097	$12,673
9/30/2017	$11,464	$12,527	$12,432	$12,935
10/31/2017	$11,681	$12,878	$12,639	$13,237
11/30/2017	$12,010	$13,308	$13,065	$13,642
12/31/2017	$12,017	$13,380	$13,186	$13,794
1/31/2018	$12,624	$14,137	$13,682	$14,584
2/28/2018	$12,223	$13,693	$13,117	$14,046
3/31/2018	$12,229	$13,671	$13,125	$13,689
4/30/2018	$12,117	$13,542	$13,105	$13,742
5/31/2018	$12,524	$14,048	$13,403	$14,073
6/30/2018	$12,530	$14,103	$13,495	$14,160
7/31/2018	$12,866	$14,405	$13,832	$14,686
8/31/2018	$13,415	$15,236	$14,261	$15,165
9/30/2018	$13,486	$15,171	$14,170	$15,251
10/31/2018	$12,259	$13,668	$12,993	$14,209
11/30/2018	$12,660	$14,016	$13,312	$14,498
12/31/2018	$11,613	$12,744	$11,992	$13,189
1/31/2019	$12,815	$14,209	$13,285	$14,246
2/28/2019	$13,672	$15,042	$13,856	$14,704
3/31/2019	$13,917	$15,245	$13,975	$14,989
4/30/2019	$14,449	$15,930	$14,506	$15,596
5/31/2019	$13,892	$15,014	$13,616	$14,605
6/30/2019	$14,806	$16,068	$14,552	$15,635
7/31/2019	$15,043	$16,444	$14,759	$15,859
8/31/2019	$14,768	$16,144	$14,339	$15,608
9/30/2019	$14,580	$15,960	$14,621	$15,900
10/31/2019	$14,943	$16,256	$14,775	$16,245
11/30/2019	$15,632	$17,065	$15,303	$16,834
12/31/2019	$15,881	$17,265	$15,654	$17,342
1/31/2020	$16,205	$17,426	$15,529	$17,335
2/29/2020	$15,166	$16,225	$14,180	$15,908
3/31/2020	$12,804	$13,805	$11,416	$13,944
4/30/2020	$14,710	$15,967	$13,056	$15,731
5/31/2020	$16,351	$17,570	$13,974	$16,480
6/30/2020	$16,873	$17,982	$14,226	$16,808
7/31/2020	$18,184	$19,419	$15,061	$17,756
8/31/2020	$18,845	$19,947	$15,590	$19,032
9/30/2020	$18,739	$19,668	$15,287	$18,309
10/31/2020	$18,951	$19,692	$15,384	$17,822
11/30/2020	$21,221	$22,337	$17,511	$19,773
12/31/2020	$22,243	$23,409	$18,331	$20,533
1/31/2021	$21,823	$23,330	$18,283	$20,326
2/28/2021	$22,602	$23,729	$19,301	$20,886
3/31/2021	$21,900	$23,276	$19,823	$21,801
4/30/2021	$23,167	$24,584	$20,833	$22,964
5/31/2021	$22,274	$24,208	$21,001	$23,125
6/30/2021	$23,572	$25,853	$21,310	$23,665
7/31/2021	$24,129	$26,120	$21,474	$24,227
8/31/2021	$24,801	$26,963	$22,020	$24,963
9/30/2021	$23,717	$25,657	$21,112	$23,802
10/31/2021	$25,023	$27,456	$22,368	$25,470
11/30/2021	$23,786	$26,296	$21,589	$25,294
12/31/2021	$23,713	$26,388	$22,471	$26,427
1/31/2022	$20,434	$22,983	$20,816	$25,060
2/28/2022	$20,187	$22,704	$20,666	$24,309
3/31/2022	$20,178	$23,068	$21,195	$25,212
4/30/2022	$18,040	$20,471	$19,562	$23,013
5/31/2022	$17,236	$19,678	$19,578	$23,056
6/30/2022	$16,350	$18,207	$17,624	$21,152
7/31/2022	$18,205	$20,436	$19,364	$23,103
8/31/2022	$17,419	$19,766	$18,756	$22,161
9/30/2022	$15,875	$18,089	$17,018	$20,120
10/31/2022	$16,762	$19,510	$18,528	$21,749
11/30/2022	$17,310	$20,572	$19,642	$22,964
12/31/2022	$15,985	$19,337	$18,580	$21,641
1/31/2023	$16,953	$21,024	$20,123	$23,001
2/28/2023	$16,515	$20,817	$19,635	$22,440
3/31/2023	$17,072	$21,104	$19,334	$23,263
4/30/2023	$16,515	$20,798	$19,232	$23,626
5/31/2023	$16,871	$20,811	$18,694	$23,729
6/30/2023	$17,839	$22,419	$20,254	$25,297
7/31/2023	$18,214	$23,098	$21,058	$26,110
8/31/2023	$17,300	$22,336	$20,327	$25,694
9/30/2023	$16,150	$21,248	$19,306	$24,469
10/31/2023	$14,971	$20,164	$18,342	$23,955
11/30/2023	$16,880	$22,624	$20,218	$26,142
12/31/2023	$17,711	$24,339	$21,781	$27,330
1/31/2024	$18,278	$24,208	$21,471	$27,789
2/29/2024	$20,077	$26,028	$22,670	$29,273
3/31/2024	$20,434	$26,650	$23,654	$30,215
4/30/2024	$19,210	$25,102	$22,376	$28,981
5/31/2024	$19,520	$25,370	$23,015	$30,418
6/30/2024	$19,949	$25,794	$22,862	$31,509
7/31/2024	$19,292	$25,950	$23,940	$31,893
8/31/2024	$20,114	$26,595	$24,425	$32,666
9/30/2024	$21,091	$27,481	$24,968	$33,364
10/31/2024	$21,785	$27,961	$24,834	$33,061
11/30/2024	$24,809	$31,688	$27,025	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	46.97%	9.68%	10.16%
Class A with sales charge	38.50%	8.39%	9.51%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 565,343,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,165,888
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019095
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class C
Trading Symbol	LMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.71%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 45.88%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,996	$9,972	$10,021	$9,975
1/31/2015	$9,877	$9,804	$9,865	$9,675
2/28/2015	$10,650	$10,478	$10,411	$10,231
3/31/2015	$10,739	$10,508	$10,417	$10,070
4/30/2015	$10,638	$10,434	$10,323	$10,166
5/31/2015	$10,840	$10,558	$10,474	$10,297
6/30/2015	$10,817	$10,388	$10,257	$10,098
7/31/2015	$11,043	$10,556	$10,333	$10,309
8/31/2015	$10,364	$9,942	$9,788	$9,687
9/30/2015	$9,954	$9,558	$9,436	$9,448
10/31/2015	$10,418	$10,160	$10,021	$10,244
11/30/2015	$10,400	$10,182	$10,046	$10,275
12/31/2015	$10,192	$9,952	$9,777	$10,113
1/31/2016	$9,315	$9,198	$9,136	$9,611
2/29/2016	$9,287	$9,343	$9,239	$9,598
3/31/2016	$9,953	$10,009	$9,996	$10,249
4/30/2016	$9,967	$10,003	$10,102	$10,289
5/31/2016	$10,297	$10,167	$10,268	$10,474
6/30/2016	$10,185	$10,166	$10,314	$10,501
7/31/2016	$10,605	$10,669	$10,785	$10,888
8/31/2016	$10,493	$10,638	$10,758	$10,903
9/30/2016	$10,430	$10,633	$10,780	$10,905
10/31/2016	$10,023	$10,201	$10,438	$10,706
11/30/2016	$10,360	$10,644	$11,001	$11,103
12/31/2016	$10,221	$10,681	$11,126	$11,322
1/31/2017	$10,667	$11,037	$11,394	$11,537
2/28/2017	$10,827	$11,355	$11,717	$11,995
3/31/2017	$10,907	$11,417	$11,698	$12,009
4/30/2017	$11,163	$11,587	$11,789	$12,132
5/31/2017	$11,389	$11,864	$11,896	$12,303
6/30/2017	$11,447	$11,899	$12,015	$12,380
7/31/2017	$11,549	$12,097	$12,191	$12,635
8/31/2017	$11,673	$12,183	$12,097	$12,673
9/30/2017	$11,907	$12,527	$12,432	$12,935
10/31/2017	$12,126	$12,878	$12,639	$13,237
11/30/2017	$12,461	$13,308	$13,065	$13,642
12/31/2017	$12,462	$13,380	$13,186	$13,794
1/31/2018	$13,084	$14,137	$13,682	$14,584
2/28/2018	$12,659	$13,693	$13,117	$14,046
3/31/2018	$12,651	$13,671	$13,125	$13,689
4/30/2018	$12,536	$13,542	$13,105	$13,742
5/31/2018	$12,945	$14,048	$13,403	$14,073
6/30/2018	$12,945	$14,103	$13,495	$14,160
7/31/2018	$13,281	$14,405	$13,832	$14,686
8/31/2018	$13,837	$15,236	$14,261	$15,165
9/30/2018	$13,911	$15,171	$14,170	$15,251
10/31/2018	$12,634	$13,668	$12,993	$14,209
11/30/2018	$13,035	$14,016	$13,312	$14,498
12/31/2018	$11,951	$12,744	$11,992	$13,189
1/31/2019	$13,184	$14,209	$13,285	$14,246
2/28/2019	$14,054	$15,042	$13,856	$14,704
3/31/2019	$14,293	$15,245	$13,975	$14,989
4/30/2019	$14,835	$15,930	$14,506	$15,596
5/31/2019	$14,258	$15,014	$13,616	$14,605
6/30/2019	$15,181	$16,068	$14,552	$15,635
7/31/2019	$15,411	$16,444	$14,759	$15,859
8/31/2019	$15,127	$16,144	$14,339	$15,608
9/30/2019	$14,914	$15,960	$14,621	$15,900
10/31/2019	$15,278	$16,256	$14,775	$16,245
11/30/2019	$15,979	$17,065	$15,303	$16,834
12/31/2019	$16,225	$17,265	$15,654	$17,342
1/31/2020	$16,542	$17,426	$15,529	$17,335
2/29/2020	$15,478	$16,225	$14,180	$15,908
3/31/2020	$13,051	$13,805	$11,416	$13,944
4/30/2020	$14,988	$15,967	$13,056	$15,731
5/31/2020	$16,647	$17,570	$13,974	$16,480
6/30/2020	$17,175	$17,982	$14,226	$16,808
7/31/2020	$18,489	$19,419	$15,061	$17,756
8/31/2020	$19,150	$19,947	$15,590	$19,032
9/30/2020	$19,035	$19,668	$15,287	$18,309
10/31/2020	$19,237	$19,692	$15,384	$17,822
11/30/2020	$21,529	$22,337	$17,511	$19,773
12/31/2020	$22,549	$23,409	$18,331	$20,533
1/31/2021	$22,111	$23,330	$18,283	$20,326
2/28/2021	$22,881	$23,729	$19,301	$20,886
3/31/2021	$22,158	$23,276	$19,823	$21,801
4/30/2021	$23,426	$24,584	$20,833	$22,964
5/31/2021	$22,514	$24,208	$21,001	$23,125
6/30/2021	$23,805	$25,853	$21,310	$23,665
7/31/2021	$24,351	$26,120	$21,474	$24,227
8/31/2021	$25,014	$26,963	$22,020	$24,963
9/30/2021	$23,900	$25,657	$21,112	$23,802
10/31/2021	$25,204	$27,456	$22,368	$25,470
11/30/2021	$23,948	$26,296	$21,589	$25,294
12/31/2021	$23,857	$26,388	$22,471	$26,427
1/31/2022	$20,542	$22,983	$20,816	$25,060
2/28/2022	$20,288	$22,704	$20,666	$24,309
3/31/2022	$20,257	$23,068	$21,195	$25,212
4/30/2022	$18,099	$20,471	$19,562	$23,013
5/31/2022	$17,290	$19,678	$19,578	$23,056
6/30/2022	$16,386	$18,207	$17,624	$21,152
7/31/2022	$18,242	$20,436	$19,364	$23,103
8/31/2022	$17,433	$19,766	$18,756	$22,161
9/30/2022	$15,878	$18,089	$17,018	$20,120
10/31/2022	$16,751	$19,510	$18,528	$21,749
11/30/2022	$17,306	$20,572	$19,642	$22,964
12/31/2022	$15,958	$19,337	$18,580	$21,641
1/31/2023	$16,910	$21,024	$20,123	$23,001
2/28/2023	$16,481	$20,817	$19,635	$22,440
3/31/2023	$17,005	$21,104	$19,334	$23,263
4/30/2023	$16,450	$20,798	$19,232	$23,626
5/31/2023	$16,783	$20,811	$18,694	$23,729
6/30/2023	$17,750	$22,419	$20,254	$25,297
7/31/2023	$18,099	$23,098	$21,058	$26,110
8/31/2023	$17,179	$22,336	$20,327	$25,694
9/30/2023	$16,037	$21,248	$19,306	$24,469
10/31/2023	$14,847	$20,164	$18,342	$23,955
11/30/2023	$16,735	$22,624	$20,218	$26,142
12/31/2023	$17,560	$24,339	$21,781	$27,330
1/31/2024	$18,099	$24,208	$21,471	$27,789
2/29/2024	$19,876	$26,028	$22,670	$29,273
3/31/2024	$20,209	$26,650	$23,654	$30,215
4/30/2024	$18,988	$25,102	$22,376	$28,981
5/31/2024	$19,289	$25,370	$23,015	$30,418
6/30/2024	$19,701	$25,794	$22,862	$31,509
7/31/2024	$19,035	$25,950	$23,940	$31,893
8/31/2024	$19,828	$26,595	$24,425	$32,666
9/30/2024	$20,780	$27,481	$24,968	$33,364
10/31/2024	$21,446	$27,961	$24,834	$33,061
11/30/2024	$24,413	$31,688	$27,025	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	45.88%	8.85%	9.34%
Class C with sales charge	44.88%	8.85%	9.34%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 565,343,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,165,888
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054715
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class F
Trading Symbol	LGOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$100	0.81%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 47.17%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,005	$9,972	$10,021	$9,975
1/31/2015	$9,896	$9,804	$9,865	$9,675
2/28/2015	$10,675	$10,478	$10,411	$10,231
3/31/2015	$10,770	$10,508	$10,417	$10,070
4/30/2015	$10,680	$10,434	$10,323	$10,166
5/31/2015	$10,889	$10,558	$10,474	$10,297
6/30/2015	$10,875	$10,388	$10,257	$10,098
7/31/2015	$11,108	$10,556	$10,333	$10,309
8/31/2015	$10,438	$9,942	$9,788	$9,687
9/30/2015	$10,029	$9,558	$9,436	$9,448
10/31/2015	$10,504	$10,160	$10,021	$10,244
11/30/2015	$10,495	$10,182	$10,046	$10,275
12/31/2015	$10,290	$9,952	$9,777	$10,113
1/31/2016	$9,416	$9,198	$9,136	$9,611
2/29/2016	$9,394	$9,343	$9,239	$9,598
3/31/2016	$10,074	$10,009	$9,996	$10,249
4/30/2016	$10,090	$10,003	$10,102	$10,289
5/31/2016	$10,436	$10,167	$10,268	$10,474
6/30/2016	$10,328	$10,166	$10,314	$10,501
7/31/2016	$10,765	$10,669	$10,785	$10,888
8/31/2016	$10,657	$10,638	$10,758	$10,903
9/30/2016	$10,603	$10,633	$10,780	$10,905
10/31/2016	$10,198	$10,201	$10,438	$10,706
11/30/2016	$10,549	$10,644	$11,001	$11,103
12/31/2016	$10,410	$10,681	$11,126	$11,322
1/31/2017	$10,878	$11,037	$11,394	$11,537
2/28/2017	$11,045	$11,355	$11,717	$11,995
3/31/2017	$11,134	$11,417	$11,698	$12,009
4/30/2017	$11,406	$11,587	$11,789	$12,132
5/31/2017	$11,651	$11,864	$11,896	$12,303
6/30/2017	$11,718	$11,899	$12,015	$12,380
7/31/2017	$11,824	$12,097	$12,191	$12,635
8/31/2017	$11,968	$12,183	$12,097	$12,673
9/30/2017	$12,219	$12,527	$12,432	$12,935
10/31/2017	$12,447	$12,878	$12,639	$13,237
11/30/2017	$12,803	$13,308	$13,065	$13,642
12/31/2017	$12,810	$13,380	$13,186	$13,794
1/31/2018	$13,463	$14,137	$13,682	$14,584
2/28/2018	$13,033	$13,693	$13,117	$14,046
3/31/2018	$13,040	$13,671	$13,125	$13,689
4/30/2018	$12,925	$13,542	$13,105	$13,742
5/31/2018	$13,360	$14,048	$13,403	$14,073
6/30/2018	$13,366	$14,103	$13,495	$14,160
7/31/2018	$13,723	$14,405	$13,832	$14,686
8/31/2018	$14,316	$15,236	$14,261	$15,165
9/30/2018	$14,395	$15,171	$14,170	$15,251
10/31/2018	$13,082	$13,668	$12,993	$14,209
11/30/2018	$13,511	$14,016	$13,312	$14,498
12/31/2018	$12,395	$12,744	$11,992	$13,189
1/31/2019	$13,683	$14,209	$13,285	$14,246
2/28/2019	$14,599	$15,042	$13,856	$14,704
3/31/2019	$14,862	$15,245	$13,975	$14,989
4/30/2019	$15,432	$15,930	$14,506	$15,596
5/31/2019	$14,842	$15,014	$13,616	$14,605
6/30/2019	$15,816	$16,068	$14,552	$15,635
7/31/2019	$16,072	$16,444	$14,759	$15,859
8/31/2019	$15,784	$16,144	$14,339	$15,608
9/30/2019	$15,579	$15,960	$14,621	$15,900
10/31/2019	$15,970	$16,256	$14,775	$16,245
11/30/2019	$16,713	$17,065	$15,303	$16,834
12/31/2019	$16,980	$17,265	$15,654	$17,342
1/31/2020	$17,325	$17,426	$15,529	$17,335
2/29/2020	$16,224	$16,225	$14,180	$15,908
3/31/2020	$13,691	$13,805	$11,416	$13,944
4/30/2020	$15,737	$15,967	$13,056	$15,731
5/31/2020	$17,494	$17,570	$13,974	$16,480
6/30/2020	$18,054	$17,982	$14,226	$16,808
7/31/2020	$19,459	$19,419	$15,061	$17,756
8/31/2020	$20,168	$19,947	$15,590	$19,032
9/30/2020	$20,060	$19,668	$15,287	$18,309
10/31/2020	$20,283	$19,692	$15,384	$17,822
11/30/2020	$22,721	$22,337	$17,511	$19,773
12/31/2020	$23,820	$23,409	$18,331	$20,533
1/31/2021	$23,371	$23,330	$18,283	$20,326
2/28/2021	$24,206	$23,729	$19,301	$20,886
3/31/2021	$23,456	$23,276	$19,823	$21,801
4/30/2021	$24,818	$24,584	$20,833	$22,964
5/31/2021	$23,866	$24,208	$21,001	$23,125
6/30/2021	$25,251	$25,853	$21,310	$23,665
7/31/2021	$25,863	$26,120	$21,474	$24,227
8/31/2021	$26,582	$26,963	$22,020	$24,963
9/30/2021	$25,421	$25,657	$21,112	$23,802
10/31/2021	$26,822	$27,456	$22,368	$25,470
11/30/2021	$25,499	$26,296	$21,589	$25,294
12/31/2021	$25,424	$26,388	$22,471	$26,427
1/31/2022	$21,917	$22,983	$20,816	$25,060
2/28/2022	$21,651	$22,704	$20,666	$24,309
3/31/2022	$21,642	$23,068	$21,195	$25,212
4/30/2022	$19,352	$20,471	$19,562	$23,013
5/31/2022	$18,491	$19,678	$19,578	$23,056
6/30/2022	$17,548	$18,207	$17,624	$21,152
7/31/2022	$19,535	$20,436	$19,364	$23,103
8/31/2022	$18,693	$19,766	$18,756	$22,161
9/30/2022	$17,035	$18,089	$17,018	$20,120
10/31/2022	$17,997	$19,510	$18,528	$21,749
11/30/2022	$18,592	$20,572	$19,642	$22,964
12/31/2022	$17,163	$19,337	$18,580	$21,641
1/31/2023	$18,207	$21,024	$20,123	$23,001
2/28/2023	$17,740	$20,817	$19,635	$22,440
3/31/2023	$18,336	$21,104	$19,334	$23,263
4/30/2023	$17,740	$20,798	$19,232	$23,626
5/31/2023	$18,125	$20,811	$18,694	$23,729
6/30/2023	$19,169	$22,419	$20,254	$25,297
7/31/2023	$19,572	$23,098	$21,058	$26,110
8/31/2023	$18,592	$22,336	$20,327	$25,694
9/30/2023	$17,356	$21,248	$19,306	$24,469
10/31/2023	$16,092	$20,164	$18,342	$23,955
11/30/2023	$18,152	$22,624	$20,218	$26,142
12/31/2023	$19,050	$24,339	$21,781	$27,330
1/31/2024	$19,654	$24,208	$21,471	$27,789
2/29/2024	$21,596	$26,028	$22,670	$29,273
3/31/2024	$21,981	$26,650	$23,654	$30,215
4/30/2024	$20,671	$25,102	$22,376	$28,981
5/31/2024	$21,010	$25,370	$23,015	$30,418
6/30/2024	$21,468	$25,794	$22,862	$31,509
7/31/2024	$20,763	$25,950	$23,940	$31,893
8/31/2024	$21,651	$26,595	$24,425	$32,666
9/30/2024	$22,704	$27,481	$24,968	$33,364
10/31/2024	$23,455	$27,961	$24,834	$33,061
11/30/2024	$26,716	$31,688	$27,025	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	47.17%	9.84%	10.33%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 565,343,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,165,888
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188282
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class F3
Trading Symbol	LOMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$78	0.63%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 47.46%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,319	$10,266	$10,146	$10,112
5/31/2017	$10,542	$10,511	$10,238	$10,254
6/30/2017	$10,606	$10,542	$10,340	$10,318
7/31/2017	$10,708	$10,718	$10,493	$10,530
8/31/2017	$10,838	$10,794	$10,411	$10,562
9/30/2017	$11,065	$11,099	$10,699	$10,780
10/31/2017	$11,278	$11,410	$10,878	$11,032
11/30/2017	$11,597	$11,791	$11,244	$11,370
12/31/2017	$11,607	$11,854	$11,349	$11,496
1/31/2018	$12,202	$12,525	$11,776	$12,155
2/28/2018	$11,812	$12,132	$11,289	$11,707
3/31/2018	$11,822	$12,112	$11,296	$11,409
4/30/2018	$11,717	$11,998	$11,279	$11,453
5/31/2018	$12,112	$12,447	$11,535	$11,729
6/30/2018	$12,127	$12,495	$11,615	$11,801
7/31/2018	$12,452	$12,763	$11,904	$12,240
8/31/2018	$12,987	$13,499	$12,274	$12,639
9/30/2018	$13,062	$13,441	$12,195	$12,711
10/31/2018	$11,872	$12,110	$11,182	$11,842
11/30/2018	$12,262	$12,418	$11,457	$12,083
12/31/2018	$11,250	$11,291	$10,321	$10,992
1/31/2019	$12,424	$12,589	$11,434	$11,873
2/28/2019	$13,261	$13,327	$11,925	$12,254
3/31/2019	$13,498	$13,507	$12,027	$12,493
4/30/2019	$14,014	$14,114	$12,485	$12,998
5/31/2019	$13,482	$13,302	$11,719	$12,172
6/30/2019	$14,372	$14,236	$12,524	$13,030
7/31/2019	$14,603	$14,569	$12,702	$13,218
8/31/2019	$14,340	$14,303	$12,341	$13,008
9/30/2019	$14,161	$14,141	$12,584	$13,252
10/31/2019	$14,519	$14,403	$12,716	$13,539
11/30/2019	$15,193	$15,119	$13,170	$14,030
12/31/2019	$15,439	$15,296	$13,473	$14,453
1/31/2020	$15,754	$15,439	$13,365	$14,448
2/29/2020	$14,754	$14,375	$12,204	$13,258
3/31/2020	$12,452	$12,231	$9,825	$11,621
4/30/2020	$14,318	$14,146	$11,237	$13,111
5/31/2020	$15,914	$15,567	$12,026	$13,735
6/30/2020	$16,433	$15,932	$12,243	$14,008
7/31/2020	$17,709	$17,205	$12,962	$14,798
8/31/2020	$18,355	$17,673	$13,418	$15,862
9/30/2020	$18,261	$17,426	$13,157	$15,259
10/31/2020	$18,471	$17,447	$13,240	$14,853
11/30/2020	$20,690	$19,790	$15,071	$16,479
12/31/2020	$21,693	$20,740	$15,777	$17,113
1/31/2021	$21,288	$20,670	$15,735	$16,940
2/28/2021	$22,049	$21,023	$16,611	$17,407
3/31/2021	$21,369	$20,623	$17,061	$18,169
4/30/2021	$22,616	$21,781	$17,930	$19,139
5/31/2021	$21,749	$21,448	$18,074	$19,273
6/30/2021	$23,021	$22,906	$18,340	$19,723
7/31/2021	$23,576	$23,142	$18,481	$20,191
8/31/2021	$24,237	$23,889	$18,951	$20,805
9/30/2021	$23,183	$22,732	$18,170	$19,838
10/31/2021	$24,461	$24,326	$19,251	$21,227
11/30/2021	$23,264	$23,298	$18,581	$21,080
12/31/2021	$23,199	$23,380	$19,340	$22,025
1/31/2022	$19,992	$20,363	$17,915	$20,885
2/28/2022	$19,754	$20,115	$17,786	$20,260
3/31/2022	$19,754	$20,438	$18,241	$21,012
4/30/2022	$17,667	$18,137	$16,836	$19,180
5/31/2022	$16,886	$17,435	$16,850	$19,215
6/30/2022	$16,020	$16,132	$15,168	$17,629
7/31/2022	$17,847	$18,106	$16,665	$19,254
8/31/2022	$17,074	$17,513	$16,142	$18,469
9/30/2022	$15,565	$16,026	$14,646	$16,768
10/31/2022	$16,439	$17,286	$15,946	$18,126
11/30/2022	$16,988	$18,226	$16,905	$19,139
12/31/2022	$15,688	$17,132	$15,991	$18,036
1/31/2023	$16,641	$18,627	$17,319	$19,169
2/28/2023	$16,222	$18,443	$16,899	$18,702
3/31/2023	$16,771	$18,698	$16,639	$19,388
4/30/2023	$16,229	$18,427	$16,552	$19,691
5/31/2023	$16,576	$18,438	$16,089	$19,777
6/30/2023	$17,537	$19,863	$17,432	$21,083
7/31/2023	$17,905	$20,464	$18,123	$21,761
8/31/2023	$17,016	$19,790	$17,495	$21,414
9/30/2023	$15,890	$18,826	$16,616	$20,393
10/31/2023	$14,734	$17,865	$15,786	$19,964
11/30/2023	$16,619	$20,044	$17,401	$21,788
12/31/2023	$17,443	$21,564	$18,746	$22,777
1/31/2024	$18,006	$21,448	$18,479	$23,160
2/29/2024	$19,783	$23,060	$19,511	$24,397
3/31/2024	$20,137	$23,612	$20,358	$25,182
4/30/2024	$18,938	$22,240	$19,258	$24,153
5/31/2024	$19,248	$22,478	$19,807	$25,351
6/30/2024	$19,674	$22,853	$19,676	$26,260
7/31/2024	$19,039	$22,992	$20,603	$26,580
8/31/2024	$19,848	$23,563	$21,021	$27,225
9/30/2024	$20,823	$24,348	$21,489	$27,806
10/31/2024	$21,509	$24,773	$21,373	$27,554
11/30/2024	$24,506	$28,075	$23,259	$29,172

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	47.46%	10.03%	12.42%
Russell Mid Cap Growth Index	40.07%	13.18%	14.43%
Russell Mid Cap Index	33.66%	12.05%	11.65%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	15.01%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 565,343,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,165,888
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019097
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class I
Trading Symbol	LMGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.71%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 47.34%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,009	$9,972	$10,021	$9,975
1/31/2015	$9,898	$9,804	$9,865	$9,675
2/28/2015	$10,676	$10,478	$10,411	$10,231
3/31/2015	$10,778	$10,508	$10,417	$10,070
4/30/2015	$10,685	$10,434	$10,323	$10,166
5/31/2015	$10,894	$10,558	$10,474	$10,297
6/30/2015	$10,885	$10,388	$10,257	$10,098
7/31/2015	$11,116	$10,556	$10,333	$10,309
8/31/2015	$10,445	$9,942	$9,788	$9,687
9/30/2015	$10,040	$9,558	$9,436	$9,448
10/31/2015	$10,516	$10,160	$10,021	$10,244
11/30/2015	$10,507	$10,182	$10,046	$10,275
12/31/2015	$10,302	$9,952	$9,777	$10,113
1/31/2016	$9,426	$9,198	$9,136	$9,611
2/29/2016	$9,411	$9,343	$9,239	$9,598
3/31/2016	$10,092	$10,009	$9,996	$10,249
4/30/2016	$10,107	$10,003	$10,102	$10,289
5/31/2016	$10,452	$10,167	$10,268	$10,474
6/30/2016	$10,347	$10,166	$10,314	$10,501
7/31/2016	$10,782	$10,669	$10,785	$10,888
8/31/2016	$10,677	$10,638	$10,758	$10,903
9/30/2016	$10,622	$10,633	$10,780	$10,905
10/31/2016	$10,222	$10,201	$10,438	$10,706
11/30/2016	$10,572	$10,644	$11,001	$11,103
12/31/2016	$10,433	$10,681	$11,126	$11,322
1/31/2017	$10,907	$11,037	$11,394	$11,537
2/28/2017	$11,071	$11,355	$11,717	$11,995
3/31/2017	$11,164	$11,417	$11,698	$12,009
4/30/2017	$11,432	$11,587	$11,789	$12,132
5/31/2017	$11,684	$11,864	$11,896	$12,303
6/30/2017	$11,751	$11,899	$12,015	$12,380
7/31/2017	$11,859	$12,097	$12,191	$12,635
8/31/2017	$12,003	$12,183	$12,097	$12,673
9/30/2017	$12,255	$12,527	$12,432	$12,935
10/31/2017	$12,487	$12,878	$12,639	$13,237
11/30/2017	$12,842	$13,308	$13,065	$13,642
12/31/2017	$12,853	$13,380	$13,186	$13,794
1/31/2018	$13,509	$14,137	$13,682	$14,584
2/28/2018	$13,081	$13,693	$13,117	$14,046
3/31/2018	$13,087	$13,671	$13,125	$13,689
4/30/2018	$12,970	$13,542	$13,105	$13,742
5/31/2018	$13,409	$14,048	$13,403	$14,073
6/30/2018	$13,420	$14,103	$13,495	$14,160
7/31/2018	$13,782	$14,405	$13,832	$14,686
8/31/2018	$14,371	$15,236	$14,261	$15,165
9/30/2018	$14,454	$15,171	$14,170	$15,251
10/31/2018	$13,137	$13,668	$12,993	$14,209
11/30/2018	$13,571	$14,016	$13,312	$14,498
12/31/2018	$12,451	$12,744	$11,992	$13,189
1/31/2019	$13,745	$14,209	$13,285	$14,246
2/28/2019	$14,670	$15,042	$13,856	$14,704
3/31/2019	$14,934	$15,245	$13,975	$14,989
4/30/2019	$15,502	$15,930	$14,506	$15,596
5/31/2019	$14,910	$15,014	$13,616	$14,605
6/30/2019	$15,894	$16,068	$14,552	$15,635
7/31/2019	$16,152	$16,444	$14,759	$15,859
8/31/2019	$15,865	$16,144	$14,339	$15,608
9/30/2019	$15,660	$15,960	$14,621	$15,900
10/31/2019	$16,052	$16,256	$14,775	$16,245
11/30/2019	$16,802	$17,065	$15,303	$16,834
12/31/2019	$17,070	$17,265	$15,654	$17,342
1/31/2020	$17,420	$17,426	$15,529	$17,335
2/29/2020	$16,314	$16,225	$14,180	$15,908
3/31/2020	$13,770	$13,805	$11,416	$13,944
4/30/2020	$15,829	$15,967	$13,056	$15,731
5/31/2020	$17,592	$17,570	$13,974	$16,480
6/30/2020	$18,164	$17,982	$14,226	$16,808
7/31/2020	$19,571	$19,419	$15,061	$17,756
8/31/2020	$20,290	$19,947	$15,590	$19,032
9/30/2020	$20,179	$19,668	$15,287	$18,309
10/31/2020	$20,413	$19,692	$15,384	$17,822
11/30/2020	$22,864	$22,337	$17,511	$19,773
12/31/2020	$23,974	$23,409	$18,331	$20,533
1/31/2021	$23,523	$23,330	$18,283	$20,326
2/28/2021	$24,363	$23,729	$19,301	$20,886
3/31/2021	$23,613	$23,276	$19,823	$21,801
4/30/2021	$24,981	$24,584	$20,833	$22,964
5/31/2021	$24,030	$24,208	$21,001	$23,125
6/30/2021	$25,425	$25,853	$21,310	$23,665
7/31/2021	$26,043	$26,120	$21,474	$24,227
8/31/2021	$26,772	$26,963	$22,020	$24,963
9/30/2021	$25,606	$25,657	$21,112	$23,802
10/31/2021	$27,015	$27,456	$22,368	$25,470
11/30/2021	$25,689	$26,296	$21,589	$25,294
12/31/2021	$25,617	$26,388	$22,471	$26,427
1/31/2022	$22,080	$22,983	$20,816	$25,060
2/28/2022	$21,814	$22,704	$20,666	$24,309
3/31/2022	$21,806	$23,068	$21,195	$25,212
4/30/2022	$19,502	$20,471	$19,562	$23,013
5/31/2022	$18,640	$19,678	$19,578	$23,056
6/30/2022	$17,690	$18,207	$17,624	$21,152
7/31/2022	$19,696	$20,436	$19,364	$23,103
8/31/2022	$18,842	$19,766	$18,756	$22,161
9/30/2022	$17,174	$18,089	$17,018	$20,120
10/31/2022	$18,141	$19,510	$18,528	$21,749
11/30/2022	$18,745	$20,572	$19,642	$22,964
12/31/2022	$17,311	$19,337	$18,580	$21,641
1/31/2023	$18,359	$21,024	$20,123	$23,001
2/28/2023	$17,899	$20,817	$19,635	$22,440
3/31/2023	$18,495	$21,104	$19,334	$23,263
4/30/2023	$17,899	$20,798	$19,232	$23,626
5/31/2023	$18,286	$20,811	$18,694	$23,729
6/30/2023	$19,341	$22,419	$20,254	$25,297
7/31/2023	$19,752	$23,098	$21,058	$26,110
8/31/2023	$18,769	$22,336	$20,327	$25,694
9/30/2023	$17,521	$21,248	$19,306	$24,469
10/31/2023	$16,248	$20,164	$18,342	$23,955
11/30/2023	$18,326	$22,624	$20,218	$26,142
12/31/2023	$19,237	$24,339	$21,781	$27,330
1/31/2024	$19,849	$24,208	$21,471	$27,789
2/29/2024	$21,814	$26,028	$22,670	$29,273
3/31/2024	$22,201	$26,650	$23,654	$30,215
4/30/2024	$20,872	$25,102	$22,376	$28,981
5/31/2024	$21,218	$25,370	$23,015	$30,418
6/30/2024	$21,685	$25,794	$22,862	$31,509
7/31/2024	$20,977	$25,950	$23,940	$31,893
8/31/2024	$21,871	$26,595	$24,425	$32,666
9/30/2024	$22,942	$27,481	$24,968	$33,364
10/31/2024	$23,699	$27,961	$24,834	$33,061
11/30/2024	$27,002	$31,688	$27,025	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	47.34%	9.95%	10.44%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 565,343,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,165,888
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019096
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class P
Trading Symbol	LGOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$143	1.16%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 46.69%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,001	$9,972	$10,021	$9,975
1/31/2015	$9,887	$9,804	$9,865	$9,675
2/28/2015	$10,663	$10,478	$10,411	$10,231
3/31/2015	$10,757	$10,508	$10,417	$10,070
4/30/2015	$10,663	$10,434	$10,323	$10,166
5/31/2015	$10,866	$10,558	$10,474	$10,297
6/30/2015	$10,851	$10,388	$10,257	$10,098
7/31/2015	$11,083	$10,556	$10,333	$10,309
8/31/2015	$10,406	$9,942	$9,788	$9,687
9/30/2015	$10,001	$9,558	$9,436	$9,448
10/31/2015	$10,470	$10,160	$10,021	$10,244
11/30/2015	$10,456	$10,182	$10,046	$10,275
12/31/2015	$10,247	$9,952	$9,777	$10,113
1/31/2016	$9,377	$9,198	$9,136	$9,611
2/29/2016	$9,355	$9,343	$9,239	$9,598
3/31/2016	$10,027	$10,009	$9,996	$10,249
4/30/2016	$10,038	$10,003	$10,102	$10,289
5/31/2016	$10,377	$10,167	$10,268	$10,474
6/30/2016	$10,270	$10,166	$10,314	$10,501
7/31/2016	$10,699	$10,669	$10,785	$10,888
8/31/2016	$10,592	$10,638	$10,758	$10,903
9/30/2016	$10,535	$10,633	$10,780	$10,905
10/31/2016	$10,128	$10,201	$10,438	$10,706
11/30/2016	$10,473	$10,644	$11,001	$11,103
12/31/2016	$10,333	$10,681	$11,126	$11,322
1/31/2017	$10,794	$11,037	$11,394	$11,537
2/28/2017	$10,957	$11,355	$11,717	$11,995
3/31/2017	$11,044	$11,417	$11,698	$12,009
4/30/2017	$11,307	$11,587	$11,789	$12,132
5/31/2017	$11,546	$11,864	$11,896	$12,303
6/30/2017	$11,610	$11,899	$12,015	$12,380
7/31/2017	$11,715	$12,097	$12,191	$12,635
8/31/2017	$11,849	$12,183	$12,097	$12,673
9/30/2017	$12,094	$12,527	$12,432	$12,935
10/31/2017	$12,322	$12,878	$12,639	$13,237
11/30/2017	$12,666	$13,308	$13,065	$13,642
12/31/2017	$12,673	$13,380	$13,186	$13,794
1/31/2018	$13,310	$14,137	$13,682	$14,584
2/28/2018	$12,883	$13,693	$13,117	$14,046
3/31/2018	$12,883	$13,671	$13,125	$13,689
4/30/2018	$12,768	$13,542	$13,105	$13,742
5/31/2018	$13,195	$14,048	$13,403	$14,073
6/30/2018	$13,202	$14,103	$13,495	$14,160
7/31/2018	$13,546	$14,405	$13,832	$14,686
8/31/2018	$14,126	$15,236	$14,261	$15,165
9/30/2018	$14,202	$15,171	$14,170	$15,251
10/31/2018	$12,902	$13,668	$12,993	$14,209
11/30/2018	$13,323	$14,016	$13,312	$14,498
12/31/2018	$12,217	$12,744	$11,992	$13,189
1/31/2019	$13,484	$14,209	$13,285	$14,246
2/28/2019	$14,385	$15,042	$13,856	$14,704
3/31/2019	$14,636	$15,245	$13,975	$14,989
4/30/2019	$15,191	$15,930	$14,506	$15,596
5/31/2019	$14,609	$15,014	$13,616	$14,605
6/30/2019	$15,564	$16,068	$14,552	$15,635
7/31/2019	$15,815	$16,444	$14,759	$15,859
8/31/2019	$15,523	$16,144	$14,339	$15,608
9/30/2019	$15,320	$15,960	$14,621	$15,900
10/31/2019	$15,700	$16,256	$14,775	$16,245
11/30/2019	$16,418	$17,065	$15,303	$16,834
12/31/2019	$16,681	$17,265	$15,654	$17,342
1/31/2020	$17,011	$17,426	$15,529	$17,335
2/29/2020	$15,927	$16,225	$14,180	$15,908
3/31/2020	$13,438	$13,805	$11,416	$13,944
4/30/2020	$15,439	$15,967	$13,056	$15,731
5/31/2020	$17,154	$17,570	$13,974	$16,480
6/30/2020	$17,706	$17,982	$14,226	$16,808
7/31/2020	$19,070	$19,419	$15,061	$17,756
8/31/2020	$19,766	$19,947	$15,590	$19,032
9/30/2020	$19,651	$19,668	$15,287	$18,309
10/31/2020	$19,866	$19,692	$15,384	$17,822
11/30/2020	$22,248	$22,337	$17,511	$19,773
12/31/2020	$23,312	$23,409	$18,331	$20,533
1/31/2021	$22,871	$23,330	$18,283	$20,326
2/28/2021	$23,679	$23,729	$19,301	$20,886
3/31/2021	$22,946	$23,276	$19,823	$21,801
4/30/2021	$24,261	$24,584	$20,833	$22,964
5/31/2021	$23,329	$24,208	$21,001	$23,125
6/30/2021	$24,677	$25,853	$21,310	$23,665
7/31/2021	$25,260	$26,120	$21,474	$24,227
8/31/2021	$25,959	$26,963	$22,020	$24,963
9/30/2021	$24,819	$25,657	$21,112	$23,802
10/31/2021	$26,176	$27,456	$22,368	$25,470
11/30/2021	$24,885	$26,296	$21,589	$25,294
12/31/2021	$24,806	$26,388	$22,471	$26,427
1/31/2022	$21,373	$22,983	$20,816	$25,060
2/28/2022	$21,102	$22,704	$20,666	$24,309
3/31/2022	$21,092	$23,068	$21,195	$25,212
4/30/2022	$18,853	$20,471	$19,562	$23,013
5/31/2022	$18,010	$19,678	$19,578	$23,056
6/30/2022	$17,086	$18,207	$17,624	$21,152
7/31/2022	$19,024	$20,436	$19,364	$23,103
8/31/2022	$18,191	$19,766	$18,756	$22,161
9/30/2022	$16,574	$18,089	$17,018	$20,120
10/31/2022	$17,498	$19,510	$18,528	$21,749
11/30/2022	$18,080	$20,572	$19,642	$22,964
12/31/2022	$16,685	$19,337	$18,580	$21,641
1/31/2023	$17,689	$21,024	$20,123	$23,001
2/28/2023	$17,237	$20,817	$19,635	$22,440
3/31/2023	$17,809	$21,104	$19,334	$23,263
4/30/2023	$17,227	$20,798	$19,232	$23,626
5/31/2023	$17,588	$20,811	$18,694	$23,729
6/30/2023	$18,602	$22,419	$20,254	$25,297
7/31/2023	$18,984	$23,098	$21,058	$26,110
8/31/2023	$18,030	$22,336	$20,327	$25,694
9/30/2023	$16,835	$21,248	$19,306	$24,469
10/31/2023	$15,601	$20,164	$18,342	$23,955
11/30/2023	$17,588	$22,624	$20,218	$26,142
12/31/2023	$18,452	$24,339	$21,781	$27,330
1/31/2024	$19,034	$24,208	$21,471	$27,789
2/29/2024	$20,911	$26,028	$22,670	$29,273
3/31/2024	$21,283	$26,650	$23,654	$30,215
4/30/2024	$19,998	$25,102	$22,376	$28,981
5/31/2024	$20,319	$25,370	$23,015	$30,418
6/30/2024	$20,761	$25,794	$22,862	$31,509
7/31/2024	$20,078	$25,950	$23,940	$31,893
8/31/2024	$20,921	$26,595	$24,425	$32,666
9/30/2024	$21,935	$27,481	$24,968	$33,364
10/31/2024	$22,648	$27,961	$24,834	$33,061
11/30/2024	$25,800	$31,688	$27,025	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	46.69%	9.46%	9.94%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 565,343,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,165,888
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054716
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R2
Trading Symbol	LGOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$161	1.31%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 46.43%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,001	$9,972	$10,021	$9,975
1/31/2015	$9,885	$9,804	$9,865	$9,675
2/28/2015	$10,657	$10,478	$10,411	$10,231
3/31/2015	$10,753	$10,508	$10,417	$10,070
4/30/2015	$10,652	$10,434	$10,323	$10,166
5/31/2015	$10,858	$10,558	$10,474	$10,297
6/30/2015	$10,843	$10,388	$10,257	$10,098
7/31/2015	$11,068	$10,556	$10,333	$10,309
8/31/2015	$10,397	$9,942	$9,788	$9,687
9/30/2015	$9,986	$9,558	$9,436	$9,448
10/31/2015	$10,452	$10,160	$10,021	$10,244
11/30/2015	$10,442	$10,182	$10,046	$10,275
12/31/2015	$10,231	$9,952	$9,777	$10,113
1/31/2016	$9,358	$9,198	$9,136	$9,611
2/29/2016	$9,335	$9,343	$9,239	$9,598
3/31/2016	$10,007	$10,009	$9,996	$10,249
4/30/2016	$10,018	$10,003	$10,102	$10,289
5/31/2016	$10,357	$10,167	$10,268	$10,474
6/30/2016	$10,248	$10,166	$10,314	$10,501
7/31/2016	$10,673	$10,669	$10,785	$10,888
8/31/2016	$10,564	$10,638	$10,758	$10,903
9/30/2016	$10,506	$10,633	$10,780	$10,905
10/31/2016	$10,099	$10,201	$10,438	$10,706
11/30/2016	$10,443	$10,644	$11,001	$11,103
12/31/2016	$10,301	$10,681	$11,126	$11,322
1/31/2017	$10,758	$11,037	$11,394	$11,537
2/28/2017	$10,918	$11,355	$11,717	$11,995
3/31/2017	$11,001	$11,417	$11,698	$12,009
4/30/2017	$11,268	$11,587	$11,789	$12,132
5/31/2017	$11,505	$11,864	$11,896	$12,303
6/30/2017	$11,564	$11,899	$12,015	$12,380
7/31/2017	$11,665	$12,097	$12,191	$12,635
8/31/2017	$11,801	$12,183	$12,097	$12,673
9/30/2017	$12,045	$12,527	$12,432	$12,935
10/31/2017	$12,264	$12,878	$12,639	$13,237
11/30/2017	$12,608	$13,308	$13,065	$13,642
12/31/2017	$12,615	$13,380	$13,186	$13,794
1/31/2018	$13,245	$14,137	$13,682	$14,584
2/28/2018	$12,823	$13,693	$13,117	$14,046
3/31/2018	$12,823	$13,671	$13,125	$13,689
4/30/2018	$12,700	$13,542	$13,105	$13,742
5/31/2018	$13,122	$14,048	$13,403	$14,073
6/30/2018	$13,128	$14,103	$13,495	$14,160
7/31/2018	$13,473	$14,405	$13,832	$14,686
8/31/2018	$14,044	$15,236	$14,261	$15,165
9/30/2018	$14,116	$15,171	$14,170	$15,251
10/31/2018	$12,830	$13,668	$12,993	$14,209
11/30/2018	$13,239	$14,016	$13,312	$14,498
12/31/2018	$12,144	$12,744	$11,992	$13,189
1/31/2019	$13,396	$14,209	$13,285	$14,246
2/28/2019	$14,295	$15,042	$13,856	$14,704
3/31/2019	$14,544	$15,245	$13,975	$14,989
4/30/2019	$15,090	$15,930	$14,506	$15,596
5/31/2019	$14,510	$15,014	$13,616	$14,605
6/30/2019	$15,457	$16,068	$14,552	$15,635
7/31/2019	$15,699	$16,444	$14,759	$15,859
8/31/2019	$15,409	$16,144	$14,339	$15,608
9/30/2019	$15,208	$15,960	$14,621	$15,900
10/31/2019	$15,582	$16,256	$14,775	$16,245
11/30/2019	$16,301	$17,065	$15,303	$16,834
12/31/2019	$16,555	$17,265	$15,654	$17,342
1/31/2020	$16,885	$17,426	$15,529	$17,335
2/29/2020	$15,799	$16,225	$14,180	$15,908
3/31/2020	$13,328	$13,805	$11,416	$13,944
4/30/2020	$15,315	$15,967	$13,056	$15,731
5/31/2020	$17,017	$17,570	$13,974	$16,480
6/30/2020	$17,560	$17,982	$14,226	$16,808
7/31/2020	$18,909	$19,419	$15,061	$17,756
8/31/2020	$19,592	$19,947	$15,590	$19,032
9/30/2020	$19,482	$19,668	$15,287	$18,309
10/31/2020	$19,694	$19,692	$15,384	$17,822
11/30/2020	$22,049	$22,337	$17,511	$19,773
12/31/2020	$23,101	$23,409	$18,331	$20,533
1/31/2021	$22,656	$23,330	$18,283	$20,326
2/28/2021	$23,460	$23,729	$19,301	$20,886
3/31/2021	$22,724	$23,276	$19,823	$21,801
4/30/2021	$24,033	$24,584	$20,833	$22,964
5/31/2021	$23,101	$24,208	$21,001	$23,125
6/30/2021	$24,435	$25,853	$21,310	$23,665
7/31/2021	$25,008	$26,120	$21,474	$24,227
8/31/2021	$25,701	$26,963	$22,020	$24,963
9/30/2021	$24,563	$25,657	$21,112	$23,802
10/31/2021	$25,906	$27,456	$22,368	$25,470
11/30/2021	$24,623	$26,296	$21,589	$25,294
12/31/2021	$24,542	$26,388	$22,471	$26,427
1/31/2022	$21,141	$22,983	$20,816	$25,060
2/28/2022	$20,881	$22,704	$20,666	$24,309
3/31/2022	$20,860	$23,068	$21,195	$25,212
4/30/2022	$18,645	$20,471	$19,562	$23,013
5/31/2022	$17,813	$19,678	$19,578	$23,056
6/30/2022	$16,898	$18,207	$17,624	$21,152
7/31/2022	$18,801	$20,436	$19,364	$23,103
8/31/2022	$17,980	$19,766	$18,756	$22,161
9/30/2022	$16,389	$18,089	$17,018	$20,120
10/31/2022	$17,294	$19,510	$18,528	$21,749
11/30/2022	$17,865	$20,572	$19,642	$22,964
12/31/2022	$16,482	$19,337	$18,580	$21,641
1/31/2023	$17,481	$21,024	$20,123	$23,001
2/28/2023	$17,023	$20,817	$19,635	$22,440
3/31/2023	$17,595	$21,104	$19,334	$23,263
4/30/2023	$17,013	$20,798	$19,232	$23,626
5/31/2023	$17,366	$20,811	$18,694	$23,729
6/30/2023	$18,365	$22,419	$20,254	$25,297
7/31/2023	$18,739	$23,098	$21,058	$26,110
8/31/2023	$17,803	$22,336	$20,327	$25,694
9/30/2023	$16,607	$21,248	$19,306	$24,469
10/31/2023	$15,391	$20,164	$18,342	$23,955
11/30/2023	$17,356	$22,624	$20,218	$26,142
12/31/2023	$18,209	$24,339	$21,781	$27,330
1/31/2024	$18,781	$24,208	$21,471	$27,789
2/29/2024	$20,621	$26,028	$22,670	$29,273
3/31/2024	$20,985	$26,650	$23,654	$30,215
4/30/2024	$19,717	$25,102	$22,376	$28,981
5/31/2024	$20,028	$25,370	$23,015	$30,418
6/30/2024	$20,465	$25,794	$22,862	$31,509
7/31/2024	$19,789	$25,950	$23,940	$31,893
8/31/2024	$20,621	$26,595	$24,425	$32,666
9/30/2024	$21,620	$27,481	$24,968	$33,364
10/31/2024	$22,316	$27,961	$24,834	$33,061
11/30/2024	$25,415	$31,688	$27,025	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	46.43%	9.29%	9.78%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 565,343,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,165,888
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054717
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R3
Trading Symbol	LGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$149	1.21%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 46.63%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,005	$9,972	$10,021	$9,975
1/31/2015	$9,891	$9,804	$9,865	$9,675
2/28/2015	$10,664	$10,478	$10,411	$10,231
3/31/2015	$10,758	$10,508	$10,417	$10,070
4/30/2015	$10,659	$10,434	$10,323	$10,166
5/31/2015	$10,867	$10,558	$10,474	$10,297
6/30/2015	$10,852	$10,388	$10,257	$10,098
7/31/2015	$11,080	$10,556	$10,333	$10,309
8/31/2015	$10,406	$9,942	$9,788	$9,687
9/30/2015	$9,995	$9,558	$9,436	$9,448
10/31/2015	$10,466	$10,160	$10,021	$10,244
11/30/2015	$10,456	$10,182	$10,046	$10,275
12/31/2015	$10,248	$9,952	$9,777	$10,113
1/31/2016	$9,370	$9,198	$9,136	$9,611
2/29/2016	$9,347	$9,343	$9,239	$9,598
3/31/2016	$10,021	$10,009	$9,996	$10,249
4/30/2016	$10,038	$10,003	$10,102	$10,289
5/31/2016	$10,372	$10,167	$10,268	$10,474
6/30/2016	$10,265	$10,166	$10,314	$10,501
7/31/2016	$10,695	$10,669	$10,785	$10,888
8/31/2016	$10,582	$10,638	$10,758	$10,903
9/30/2016	$10,525	$10,633	$10,780	$10,905
10/31/2016	$10,123	$10,201	$10,438	$10,706
11/30/2016	$10,468	$10,644	$11,001	$11,103
12/31/2016	$10,328	$10,681	$11,126	$11,322
1/31/2017	$10,784	$11,037	$11,394	$11,537
2/28/2017	$10,948	$11,355	$11,717	$11,995
3/31/2017	$11,036	$11,417	$11,698	$12,009
4/30/2017	$11,299	$11,587	$11,789	$12,132
5/31/2017	$11,538	$11,864	$11,896	$12,303
6/30/2017	$11,597	$11,899	$12,015	$12,380
7/31/2017	$11,702	$12,097	$12,191	$12,635
8/31/2017	$11,842	$12,183	$12,097	$12,673
9/30/2017	$12,082	$12,527	$12,432	$12,935
10/31/2017	$12,310	$12,878	$12,639	$13,237
11/30/2017	$12,649	$13,308	$13,065	$13,642
12/31/2017	$12,655	$13,380	$13,186	$13,794
1/31/2018	$13,294	$14,137	$13,682	$14,584
2/28/2018	$12,866	$13,693	$13,117	$14,046
3/31/2018	$12,866	$13,671	$13,125	$13,689
4/30/2018	$12,751	$13,542	$13,105	$13,742
5/31/2018	$13,179	$14,048	$13,403	$14,073
6/30/2018	$13,179	$14,103	$13,495	$14,160
7/31/2018	$13,531	$14,405	$13,832	$14,686
8/31/2018	$14,106	$15,236	$14,261	$15,165
9/30/2018	$14,176	$15,171	$14,170	$15,251
10/31/2018	$12,885	$13,668	$12,993	$14,209
11/30/2018	$13,301	$14,016	$13,312	$14,498
12/31/2018	$12,198	$12,744	$11,992	$13,189
1/31/2019	$13,462	$14,209	$13,285	$14,246
2/28/2019	$14,359	$15,042	$13,856	$14,704
3/31/2019	$14,611	$15,245	$13,975	$14,989
4/30/2019	$15,168	$15,930	$14,506	$15,596
5/31/2019	$14,584	$15,014	$13,616	$14,605
6/30/2019	$15,535	$16,068	$14,552	$15,635
7/31/2019	$15,780	$16,444	$14,759	$15,859
8/31/2019	$15,487	$16,144	$14,339	$15,608
9/30/2019	$15,284	$15,960	$14,621	$15,900
10/31/2019	$15,664	$16,256	$14,775	$16,245
11/30/2019	$16,385	$17,065	$15,303	$16,834
12/31/2019	$16,641	$17,265	$15,654	$17,342
1/31/2020	$16,979	$17,426	$15,529	$17,335
2/29/2020	$15,892	$16,225	$14,180	$15,908
3/31/2020	$13,409	$13,805	$11,416	$13,944
4/30/2020	$15,403	$15,967	$13,056	$15,731
5/31/2020	$17,116	$17,570	$13,974	$16,480
6/30/2020	$17,663	$17,982	$14,226	$16,808
7/31/2020	$19,023	$19,419	$15,061	$17,756
8/31/2020	$19,714	$19,947	$15,590	$19,032
9/30/2020	$19,599	$19,668	$15,287	$18,309
10/31/2020	$19,815	$19,692	$15,384	$17,822
11/30/2020	$22,190	$22,337	$17,511	$19,773
12/31/2020	$23,251	$23,409	$18,331	$20,533
1/31/2021	$22,808	$23,330	$18,283	$20,326
2/28/2021	$23,619	$23,729	$19,301	$20,886
3/31/2021	$22,883	$23,276	$19,823	$21,801
4/30/2021	$24,195	$24,584	$20,833	$22,964
5/31/2021	$23,259	$24,208	$21,001	$23,125
6/30/2021	$24,605	$25,853	$21,310	$23,665
7/31/2021	$25,190	$26,120	$21,474	$24,227
8/31/2021	$25,883	$26,963	$22,020	$24,963
9/30/2021	$24,747	$25,657	$21,112	$23,802
10/31/2021	$26,101	$27,456	$22,368	$25,470
11/30/2021	$24,805	$26,296	$21,589	$25,294
12/31/2021	$24,726	$26,388	$22,471	$26,427
1/31/2022	$21,303	$22,983	$20,816	$25,060
2/28/2022	$21,040	$22,704	$20,666	$24,309
3/31/2022	$21,030	$23,068	$21,195	$25,212
4/30/2022	$18,799	$20,471	$19,562	$23,013
5/31/2022	$17,951	$19,678	$19,578	$23,056
6/30/2022	$17,032	$18,207	$17,624	$21,152
7/31/2022	$18,951	$20,436	$19,364	$23,103
8/31/2022	$18,133	$19,766	$18,756	$22,161
9/30/2022	$16,517	$18,089	$17,018	$20,120
10/31/2022	$17,436	$19,510	$18,528	$21,749
11/30/2022	$18,012	$20,572	$19,642	$22,964
12/31/2022	$16,628	$19,337	$18,580	$21,641
1/31/2023	$17,628	$21,024	$20,123	$23,001
2/28/2023	$17,174	$20,817	$19,635	$22,440
3/31/2023	$17,739	$21,104	$19,334	$23,263
4/30/2023	$17,163	$20,798	$19,232	$23,626
5/31/2023	$17,527	$20,811	$18,694	$23,729
6/30/2023	$18,526	$22,419	$20,254	$25,297
7/31/2023	$18,910	$23,098	$21,058	$26,110
8/31/2023	$17,961	$22,336	$20,327	$25,694
9/30/2023	$16,760	$21,248	$19,306	$24,469
10/31/2023	$15,538	$20,164	$18,342	$23,955
11/30/2023	$17,517	$22,624	$20,218	$26,142
12/31/2023	$18,375	$24,339	$21,781	$27,330
1/31/2024	$18,961	$24,208	$21,471	$27,789
2/29/2024	$20,828	$26,028	$22,670	$29,273
3/31/2024	$21,182	$26,650	$23,654	$30,215
4/30/2024	$19,920	$25,102	$22,376	$28,981
5/31/2024	$20,233	$25,370	$23,015	$30,418
6/30/2024	$20,667	$25,794	$22,862	$31,509
7/31/2024	$19,990	$25,950	$23,940	$31,893
8/31/2024	$20,828	$26,595	$24,425	$32,666
9/30/2024	$21,838	$27,481	$24,968	$33,364
10/31/2024	$22,555	$27,961	$24,834	$33,061
11/30/2024	$25,685	$31,688	$27,025	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	46.63%	9.41%	9.89%
Russell Mid Cap Growth Index	40.07%	13.18%	12.22%
Russell Mid Cap Index	33.66%	12.05%	10.45%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 565,343,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,165,888
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156656
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R4
Trading Symbol	LGOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$119	0.96%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 47.02%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,216	$10,162	$10,074	$10,210
8/31/2015	$9,596	$9,571	$9,543	$9,594
9/30/2015	$9,219	$9,201	$9,199	$9,356
10/31/2015	$9,654	$9,780	$9,769	$10,145
11/30/2015	$9,645	$9,801	$9,794	$10,176
12/31/2015	$9,456	$9,580	$9,532	$10,015
1/31/2016	$8,652	$8,855	$8,907	$9,518
2/29/2016	$8,632	$8,994	$9,008	$9,505
3/31/2016	$9,256	$9,635	$9,746	$10,150
4/30/2016	$9,272	$9,630	$9,849	$10,189
5/31/2016	$9,584	$9,787	$10,010	$10,372
6/30/2016	$9,487	$9,786	$10,056	$10,399
7/31/2016	$9,886	$10,271	$10,515	$10,783
8/31/2016	$9,784	$10,240	$10,489	$10,798
9/30/2016	$9,733	$10,235	$10,510	$10,800
10/31/2016	$9,364	$9,820	$10,176	$10,603
11/30/2016	$9,681	$10,246	$10,725	$10,996
12/31/2016	$9,555	$10,282	$10,847	$11,213
1/31/2017	$9,982	$10,625	$11,109	$11,426
2/28/2017	$10,136	$10,930	$11,423	$11,879
3/31/2017	$10,215	$10,991	$11,405	$11,893
4/30/2017	$10,463	$11,154	$11,493	$12,015
5/31/2017	$10,685	$11,420	$11,598	$12,184
6/30/2017	$10,743	$11,454	$11,713	$12,260
7/31/2017	$10,843	$11,646	$11,886	$12,512
8/31/2017	$10,970	$11,728	$11,793	$12,551
9/30/2017	$11,197	$12,059	$12,120	$12,810
10/31/2017	$11,409	$12,397	$12,322	$13,109
11/30/2017	$11,731	$12,811	$12,737	$13,511
12/31/2017	$11,737	$12,880	$12,856	$13,661
1/31/2018	$12,330	$13,609	$13,339	$14,443
2/28/2018	$11,938	$13,182	$12,788	$13,911
3/31/2018	$11,944	$13,160	$12,796	$13,557
4/30/2018	$11,835	$13,036	$12,777	$13,609
5/31/2018	$12,232	$13,523	$13,067	$13,937
6/30/2018	$12,238	$13,576	$13,157	$14,023
7/31/2018	$12,567	$13,867	$13,485	$14,544
8/31/2018	$13,102	$14,666	$13,904	$15,018
9/30/2018	$13,172	$14,604	$13,815	$15,104
10/31/2018	$11,973	$13,158	$12,667	$14,072
11/30/2018	$12,365	$13,493	$12,978	$14,358
12/31/2018	$11,342	$12,268	$11,691	$13,062
1/31/2019	$12,516	$13,678	$12,952	$14,109
2/28/2019	$13,354	$14,480	$13,509	$14,562
3/31/2019	$13,592	$14,675	$13,624	$14,845
4/30/2019	$14,112	$15,335	$14,143	$15,446
5/31/2019	$13,568	$14,453	$13,275	$14,464
6/30/2019	$14,461	$15,468	$14,187	$15,483
7/31/2019	$14,693	$15,829	$14,389	$15,706
8/31/2019	$14,424	$15,541	$13,979	$15,457
9/30/2019	$14,241	$15,364	$14,255	$15,746
10/31/2019	$14,595	$15,649	$14,405	$16,087
11/30/2019	$15,268	$16,427	$14,919	$16,671
12/31/2019	$15,511	$16,620	$15,262	$17,175
1/31/2020	$15,827	$16,775	$15,139	$17,168
2/29/2020	$14,819	$15,618	$13,824	$15,755
3/31/2020	$12,505	$13,289	$11,130	$13,809
4/30/2020	$14,373	$15,370	$12,729	$15,579
5/31/2020	$15,969	$16,914	$13,624	$16,321
6/30/2020	$16,486	$17,311	$13,869	$16,645
7/31/2020	$17,760	$18,693	$14,683	$17,584
8/31/2020	$18,406	$19,202	$15,200	$18,848
9/30/2020	$18,302	$18,933	$14,904	$18,132
10/31/2020	$18,509	$18,956	$14,999	$17,650
11/30/2020	$20,726	$21,503	$17,072	$19,582
12/31/2020	$21,724	$22,534	$17,872	$20,335
1/31/2021	$21,314	$22,459	$17,824	$20,129
2/28/2021	$22,074	$22,842	$18,817	$20,684
3/31/2021	$21,388	$22,407	$19,326	$21,590
4/30/2021	$22,626	$23,666	$20,311	$22,742
5/31/2021	$21,754	$23,304	$20,474	$22,901
6/30/2021	$23,021	$24,888	$20,776	$23,436
7/31/2021	$23,566	$25,144	$20,935	$23,993
8/31/2021	$24,229	$25,955	$21,468	$24,722
9/30/2021	$23,163	$24,698	$20,583	$23,572
10/31/2021	$24,438	$26,430	$21,807	$25,224
11/30/2021	$23,230	$25,313	$21,048	$25,049
12/31/2021	$23,159	$25,402	$21,908	$26,172
1/31/2022	$19,956	$22,124	$20,294	$24,817
2/28/2022	$19,715	$21,856	$20,148	$24,074
3/31/2022	$19,706	$22,207	$20,664	$24,968
4/30/2022	$17,619	$19,706	$19,072	$22,791
5/31/2022	$16,834	$18,943	$19,087	$22,833
6/30/2022	$15,968	$17,527	$17,182	$20,948
7/31/2022	$17,779	$19,672	$18,878	$22,879
8/31/2022	$17,012	$19,028	$18,286	$21,946
9/30/2022	$15,505	$17,413	$16,591	$19,925
10/31/2022	$16,370	$18,781	$18,064	$21,538
11/30/2022	$16,914	$19,803	$19,149	$22,742
12/31/2022	$15,612	$18,615	$18,114	$21,432
1/31/2023	$16,557	$20,239	$19,619	$22,778
2/28/2023	$16,138	$20,039	$19,143	$22,223
3/31/2023	$16,673	$20,315	$18,849	$23,038
4/30/2023	$16,129	$20,021	$18,750	$23,398
5/31/2023	$16,477	$20,033	$18,226	$23,500
6/30/2023	$17,423	$21,582	$19,746	$25,053
7/31/2023	$17,788	$22,235	$20,530	$25,857
8/31/2023	$16,896	$21,502	$19,818	$25,446
9/30/2023	$15,772	$20,454	$18,822	$24,232
10/31/2023	$14,621	$19,410	$17,882	$23,723
11/30/2023	$16,486	$21,778	$19,711	$25,889
12/31/2023	$17,307	$23,429	$21,235	$27,066
1/31/2024	$17,851	$23,303	$20,933	$27,520
2/29/2024	$19,617	$25,055	$22,102	$28,990
3/31/2024	$19,956	$25,655	$23,061	$29,923
4/30/2024	$18,761	$24,165	$21,815	$28,700
5/31/2024	$19,064	$24,422	$22,438	$30,124
6/30/2024	$19,483	$24,830	$22,289	$31,204
7/31/2024	$18,841	$24,981	$23,339	$31,584
8/31/2024	$19,644	$25,601	$23,812	$32,350
9/30/2024	$20,598	$26,454	$24,342	$33,041
10/31/2024	$21,276	$26,916	$24,211	$32,742
11/30/2024	$24,238	$30,504	$26,347	$34,664

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	47.02%	9.68%	9.86%
Russell Mid Cap Growth Index	40.07%	13.18%	12.57%
Russell Mid Cap Index	33.66%	12.05%	10.83%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 565,343,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,165,888
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156657
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R5
Trading Symbol	LGOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$88	0.71%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 47.43%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,217	$10,162	$10,074	$10,210
8/31/2015	$9,600	$9,571	$9,543	$9,594
9/30/2015	$9,228	$9,201	$9,199	$9,356
10/31/2015	$9,665	$9,780	$9,769	$10,145
11/30/2015	$9,657	$9,801	$9,794	$10,176
12/31/2015	$9,469	$9,580	$9,532	$10,015
1/31/2016	$8,664	$8,855	$8,907	$9,518
2/29/2016	$8,646	$8,994	$9,008	$9,505
3/31/2016	$9,276	$9,635	$9,746	$10,150
4/30/2016	$9,290	$9,630	$9,849	$10,189
5/31/2016	$9,607	$9,787	$10,010	$10,372
6/30/2016	$9,510	$9,786	$10,056	$10,399
7/31/2016	$9,915	$10,271	$10,515	$10,783
8/31/2016	$9,814	$10,240	$10,489	$10,798
9/30/2016	$9,768	$10,235	$10,510	$10,800
10/31/2016	$9,395	$9,820	$10,176	$10,603
11/30/2016	$9,717	$10,246	$10,725	$10,996
12/31/2016	$9,594	$10,282	$10,847	$11,213
1/31/2017	$10,025	$10,625	$11,109	$11,426
2/28/2017	$10,181	$10,930	$11,423	$11,879
3/31/2017	$10,261	$10,991	$11,405	$11,893
4/30/2017	$10,512	$11,154	$11,493	$12,015
5/31/2017	$10,739	$11,420	$11,598	$12,184
6/30/2017	$10,805	$11,454	$11,713	$12,260
7/31/2017	$10,904	$11,646	$11,886	$12,512
8/31/2017	$11,037	$11,728	$11,793	$12,551
9/30/2017	$11,268	$12,059	$12,120	$12,810
10/31/2017	$11,481	$12,397	$12,322	$13,109
11/30/2017	$11,807	$12,811	$12,737	$13,511
12/31/2017	$11,818	$12,880	$12,856	$13,661
1/31/2018	$12,420	$13,609	$13,339	$14,443
2/28/2018	$12,022	$13,182	$12,788	$13,911
3/31/2018	$12,032	$13,160	$12,796	$13,557
4/30/2018	$11,925	$13,036	$12,777	$13,609
5/31/2018	$12,328	$13,523	$13,067	$13,937
6/30/2018	$12,339	$13,576	$13,157	$14,023
7/31/2018	$12,671	$13,867	$13,485	$14,544
8/31/2018	$13,212	$14,666	$13,904	$15,018
9/30/2018	$13,288	$14,604	$13,815	$15,104
10/31/2018	$12,078	$13,158	$12,667	$14,072
11/30/2018	$12,476	$13,493	$12,978	$14,358
12/31/2018	$11,448	$12,268	$11,691	$13,062
1/31/2019	$12,637	$13,678	$12,952	$14,109
2/28/2019	$13,487	$14,480	$13,509	$14,562
3/31/2019	$13,729	$14,675	$13,624	$14,845
4/30/2019	$14,256	$15,335	$14,143	$15,446
5/31/2019	$13,713	$14,453	$13,275	$14,464
6/30/2019	$14,611	$15,468	$14,187	$15,483
7/31/2019	$14,853	$15,829	$14,389	$15,706
8/31/2019	$14,584	$15,541	$13,979	$15,457
9/30/2019	$14,396	$15,364	$14,255	$15,746
10/31/2019	$14,762	$15,649	$14,405	$16,087
11/30/2019	$15,445	$16,427	$14,919	$16,671
12/31/2019	$15,696	$16,620	$15,262	$17,175
1/31/2020	$16,018	$16,775	$15,139	$17,168
2/29/2020	$14,996	$15,618	$13,824	$15,755
3/31/2020	$12,660	$13,289	$11,130	$13,809
4/30/2020	$14,551	$15,370	$12,729	$15,579
5/31/2020	$16,176	$16,914	$13,624	$16,321
6/30/2020	$16,701	$17,311	$13,869	$16,645
7/31/2020	$17,994	$18,693	$14,683	$17,584
8/31/2020	$18,654	$19,202	$15,200	$18,848
9/30/2020	$18,552	$18,933	$14,904	$18,132
10/31/2020	$18,767	$18,956	$14,999	$17,650
11/30/2020	$21,019	$21,503	$17,072	$19,582
12/31/2020	$22,038	$22,534	$17,872	$20,335
1/31/2021	$21,624	$22,459	$17,824	$20,129
2/28/2021	$22,402	$22,842	$18,817	$20,684
3/31/2021	$21,706	$22,407	$19,326	$21,590
4/30/2021	$22,969	$23,666	$20,311	$22,742
5/31/2021	$22,089	$23,304	$20,474	$22,901
6/30/2021	$23,377	$24,888	$20,776	$23,436
7/31/2021	$23,938	$25,144	$20,935	$23,993
8/31/2021	$24,614	$25,955	$21,468	$24,722
9/30/2021	$23,537	$24,698	$20,583	$23,572
10/31/2021	$24,837	$26,430	$21,807	$25,224
11/30/2021	$23,613	$25,313	$21,048	$25,049
12/31/2021	$23,545	$25,402	$21,908	$26,172
1/31/2022	$20,298	$22,124	$20,294	$24,817
2/28/2022	$20,054	$21,856	$20,148	$24,074
3/31/2022	$20,046	$22,207	$20,664	$24,968
4/30/2022	$17,931	$19,706	$19,072	$22,791
5/31/2022	$17,139	$18,943	$19,087	$22,833
6/30/2022	$16,259	$17,527	$17,182	$20,948
7/31/2022	$18,108	$19,672	$18,878	$22,879
8/31/2022	$17,324	$19,028	$18,286	$21,946
9/30/2022	$15,793	$17,413	$16,591	$19,925
10/31/2022	$16,681	$18,781	$18,064	$21,538
11/30/2022	$17,236	$19,803	$19,149	$22,742
12/31/2022	$15,911	$18,615	$18,114	$21,432
1/31/2023	$16,880	$20,239	$19,619	$22,778
2/28/2023	$16,451	$20,039	$19,143	$22,223
3/31/2023	$17,006	$20,315	$18,849	$23,038
4/30/2023	$16,459	$20,021	$18,750	$23,398
5/31/2023	$16,807	$20,033	$18,226	$23,500
6/30/2023	$17,783	$21,582	$19,746	$25,053
7/31/2023	$18,160	$22,235	$20,530	$25,857
8/31/2023	$17,250	$21,502	$19,818	$25,446
9/30/2023	$16,111	$20,454	$18,822	$24,232
10/31/2023	$14,935	$19,410	$17,882	$23,723
11/30/2023	$16,843	$21,778	$19,711	$25,889
12/31/2023	$17,679	$23,429	$21,235	$27,066
1/31/2024	$18,249	$23,303	$20,933	$27,520
2/29/2024	$20,054	$25,055	$22,102	$28,990
3/31/2024	$20,416	$25,655	$23,061	$29,923
4/30/2024	$19,196	$24,165	$21,815	$28,700
5/31/2024	$19,514	$24,422	$22,438	$30,124
6/30/2024	$19,943	$24,830	$22,289	$31,204
7/31/2024	$19,292	$24,981	$23,339	$31,584
8/31/2024	$20,113	$25,601	$23,812	$32,350
9/30/2024	$21,097	$26,454	$24,342	$33,041
10/31/2024	$21,792	$26,916	$24,211	$32,742
11/30/2024	$24,832	$30,504	$26,347	$34,664

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	47.43%	9.96%	10.14%
Russell Mid Cap Growth Index	40.07%	13.18%	12.57%
Russell Mid Cap Index	33.66%	12.05%	10.83%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 565,343,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,165,888
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156658
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R6
Trading Symbol	LGOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.63%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 47.48%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 40.07% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Mid Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong return.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Vertiv Holdings Co.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Communication Services sector, an overweight allocation to Roku, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell Mid Cap Growth Index	Russell Mid Cap Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,217	$10,162	$10,074	$10,210
8/31/2015	$9,600	$9,571	$9,543	$9,594
9/30/2015	$9,228	$9,201	$9,199	$9,356
10/31/2015	$9,669	$9,780	$9,769	$10,145
11/30/2015	$9,661	$9,801	$9,794	$10,176
12/31/2015	$9,477	$9,580	$9,532	$10,015
1/31/2016	$8,672	$8,855	$8,907	$9,518
2/29/2016	$8,654	$8,994	$9,008	$9,505
3/31/2016	$9,284	$9,635	$9,746	$10,150
4/30/2016	$9,302	$9,630	$9,849	$10,189
5/31/2016	$9,620	$9,787	$10,010	$10,372
6/30/2016	$9,523	$9,786	$10,056	$10,399
7/31/2016	$9,928	$10,271	$10,515	$10,783
8/31/2016	$9,831	$10,240	$10,489	$10,798
9/30/2016	$9,785	$10,235	$10,510	$10,800
10/31/2016	$9,413	$9,820	$10,176	$10,603
11/30/2016	$9,739	$10,246	$10,725	$10,996
12/31/2016	$9,612	$10,282	$10,847	$11,213
1/31/2017	$10,042	$10,625	$11,109	$11,426
2/28/2017	$10,198	$10,930	$11,423	$11,879
3/31/2017	$10,288	$10,991	$11,405	$11,893
4/30/2017	$10,538	$11,154	$11,493	$12,015
5/31/2017	$10,765	$11,420	$11,598	$12,184
6/30/2017	$10,831	$11,454	$11,713	$12,260
7/31/2017	$10,931	$11,646	$11,886	$12,512
8/31/2017	$11,068	$11,728	$11,793	$12,551
9/30/2017	$11,299	$12,059	$12,120	$12,810
10/31/2017	$11,512	$12,397	$12,322	$13,109
11/30/2017	$11,843	$12,811	$12,737	$13,511
12/31/2017	$11,853	$12,880	$12,856	$13,661
1/31/2018	$12,456	$13,609	$13,339	$14,443
2/28/2018	$12,063	$13,182	$12,788	$13,911
3/31/2018	$12,068	$13,160	$12,796	$13,557
4/30/2018	$11,966	$13,036	$12,777	$13,609
5/31/2018	$12,369	$13,523	$13,067	$13,937
6/30/2018	$12,379	$13,576	$13,157	$14,023
7/31/2018	$12,711	$13,867	$13,485	$14,544
8/31/2018	$13,262	$14,666	$13,904	$15,018
9/30/2018	$13,334	$14,604	$13,815	$15,104
10/31/2018	$12,124	$13,158	$12,667	$14,072
11/30/2018	$12,522	$13,493	$12,978	$14,358
12/31/2018	$11,488	$12,268	$11,691	$13,062
1/31/2019	$12,682	$13,678	$12,952	$14,109
2/28/2019	$13,537	$14,480	$13,509	$14,562
3/31/2019	$13,779	$14,675	$13,624	$14,845
4/30/2019	$14,311	$15,335	$14,143	$15,446
5/31/2019	$13,762	$14,453	$13,275	$14,464
6/30/2019	$14,671	$15,468	$14,187	$15,483
7/31/2019	$14,913	$15,829	$14,389	$15,706
8/31/2019	$14,644	$15,541	$13,979	$15,457
9/30/2019	$14,456	$15,364	$14,255	$15,746
10/31/2019	$14,822	$15,649	$14,405	$16,087
11/30/2019	$15,510	$16,427	$14,919	$16,671
12/31/2019	$15,761	$16,620	$15,262	$17,175
1/31/2020	$16,088	$16,775	$15,139	$17,168
2/29/2020	$15,062	$15,618	$13,824	$15,755
3/31/2020	$12,716	$13,289	$11,130	$13,809
4/30/2020	$14,616	$15,370	$12,729	$15,579
5/31/2020	$16,252	$16,914	$13,624	$16,321
6/30/2020	$16,776	$17,311	$13,869	$16,645
7/31/2020	$18,079	$18,693	$14,683	$17,584
8/31/2020	$18,744	$19,202	$15,200	$18,848
9/30/2020	$18,643	$18,933	$14,904	$18,132
10/31/2020	$18,857	$18,956	$14,999	$17,650
11/30/2020	$21,124	$21,503	$17,072	$19,582
12/31/2020	$22,147	$22,534	$17,872	$20,335
1/31/2021	$21,733	$22,459	$17,824	$20,129
2/28/2021	$22,510	$22,842	$18,817	$20,684
3/31/2021	$21,823	$22,407	$19,326	$21,590
4/30/2021	$23,089	$23,666	$20,311	$22,742
5/31/2021	$22,204	$23,304	$20,474	$22,901
6/30/2021	$23,503	$24,888	$20,776	$23,436
7/31/2021	$24,070	$25,144	$20,935	$23,993
8/31/2021	$24,744	$25,955	$21,468	$24,722
9/30/2021	$23,669	$24,698	$20,583	$23,572
10/31/2021	$24,974	$26,430	$21,807	$25,224
11/30/2021	$23,751	$25,313	$21,048	$25,049
12/31/2021	$23,685	$25,402	$21,908	$26,172
1/31/2022	$20,417	$22,124	$20,294	$24,817
2/28/2022	$20,174	$21,856	$20,148	$24,074
3/31/2022	$20,166	$22,207	$20,664	$24,968
4/30/2022	$18,042	$19,706	$19,072	$22,791
5/31/2022	$17,238	$18,943	$19,087	$22,833
6/30/2022	$16,360	$17,527	$17,182	$20,948
7/31/2022	$18,219	$19,672	$18,878	$22,879
8/31/2022	$17,437	$19,028	$18,286	$21,946
9/30/2022	$15,896	$17,413	$16,591	$19,925
10/31/2022	$16,788	$18,781	$18,064	$21,538
11/30/2022	$17,349	$19,803	$19,149	$22,742
12/31/2022	$16,021	$18,615	$18,114	$21,432
1/31/2023	$16,995	$20,239	$19,619	$22,778
2/28/2023	$16,559	$20,039	$19,143	$22,223
3/31/2023	$17,120	$20,315	$18,849	$23,038
4/30/2023	$16,567	$20,021	$18,750	$23,398
5/31/2023	$16,928	$20,033	$18,226	$23,500
6/30/2023	$17,909	$21,582	$19,746	$25,053
7/31/2023	$18,285	$22,235	$20,530	$25,857
8/31/2023	$17,371	$21,502	$19,818	$25,446
9/30/2023	$16,220	$20,454	$18,822	$24,232
10/31/2023	$15,047	$19,410	$17,882	$23,723
11/30/2023	$16,965	$21,778	$19,711	$25,889
12/31/2023	$17,813	$23,429	$21,235	$27,066
1/31/2024	$18,381	$23,303	$20,933	$27,520
2/29/2024	$20,203	$25,055	$22,102	$28,990
3/31/2024	$20,565	$25,655	$23,061	$29,923
4/30/2024	$19,340	$24,165	$21,815	$28,700
5/31/2024	$19,657	$24,422	$22,438	$30,124
6/30/2024	$20,093	$24,830	$22,289	$31,204
7/31/2024	$19,436	$24,981	$23,339	$31,584
8/31/2024	$20,270	$25,601	$23,812	$32,350
9/30/2024	$21,258	$26,454	$24,342	$33,041
10/31/2024	$21,959	$26,916	$24,211	$32,742
11/30/2024	$25,020	$30,504	$26,347	$34,664

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	47.48%	10.04%	10.23%
Russell Mid Cap Growth Index	40.07%	13.18%	12.57%
Russell Mid Cap Index	33.66%	12.05%	10.83%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 565,343,784
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,165,888
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$565,343,784
# of Portfolio Holdings	69
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$2,165,888

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	10.01%
Consumer Discretionary	15.72%
Consumer Staples	1.84%
Financials	12.46%
Health Care	13.70%
Industrials	18.74%
Information Technology	25.52%
Repurchase Agreements	2.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019103
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class A
Trading Symbol	LRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.21%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.47%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$9,425	$10,000	$10,000
12/31/2014	$9,547	$10,273	$9,975
1/31/2015	$9,278	$9,846	$9,675
2/28/2015	$9,794	$10,303	$10,231
3/31/2015	$9,990	$10,477	$10,070
4/30/2015	$9,783	$10,253	$10,166
5/31/2015	$9,837	$10,338	$10,297
6/30/2015	$9,961	$10,351	$10,098
7/31/2015	$9,870	$10,066	$10,309
8/31/2015	$9,249	$9,572	$9,687
9/30/2015	$9,060	$9,240	$9,448
10/31/2015	$9,688	$9,758	$10,244
11/30/2015	$9,874	$10,035	$10,275
12/31/2015	$9,435	$9,506	$10,113
1/31/2016	$8,873	$8,867	$9,611
2/29/2016	$8,882	$8,928	$9,598
3/31/2016	$9,544	$9,668	$10,249
4/30/2016	$9,630	$9,873	$10,289
5/31/2016	$9,875	$10,054	$10,474
6/30/2016	$9,911	$10,084	$10,501
7/31/2016	$10,301	$10,628	$10,888
8/31/2016	$10,478	$10,892	$10,903
9/30/2016	$10,509	$10,978	$10,905
10/31/2016	$10,124	$10,617	$10,706
11/30/2016	$11,171	$12,027	$11,103
12/31/2016	$11,366	$12,523	$11,322
1/31/2017	$11,340	$12,434	$11,537
2/28/2017	$11,423	$12,614	$11,995
3/31/2017	$11,418	$12,507	$12,009
4/30/2017	$11,459	$12,556	$12,132
5/31/2017	$11,258	$12,165	$12,303
6/30/2017	$11,397	$12,591	$12,380
7/31/2017	$11,402	$12,670	$12,635
8/31/2017	$11,139	$12,359	$12,673
9/30/2017	$11,625	$13,234	$12,935
10/31/2017	$11,878	$13,251	$13,237
11/30/2017	$12,225	$13,635	$13,642
12/31/2017	$12,083	$13,505	$13,794
1/31/2018	$12,415	$13,671	$14,584
2/28/2018	$11,882	$12,988	$14,046
3/31/2018	$11,930	$13,148	$13,689
4/30/2018	$12,042	$13,376	$13,742
5/31/2018	$12,651	$14,154	$14,073
6/30/2018	$12,740	$14,240	$14,160
7/31/2018	$12,977	$14,492	$14,686
8/31/2018	$13,722	$14,837	$15,165
9/30/2018	$13,545	$14,469	$15,251
10/31/2018	$12,101	$13,173	$14,209
11/30/2018	$12,107	$13,386	$14,498
12/31/2018	$10,648	$11,768	$13,189
1/31/2019	$11,735	$13,055	$14,246
2/28/2019	$12,253	$13,562	$14,704
3/31/2019	$11,969	$13,171	$14,989
4/30/2019	$12,552	$13,669	$15,596
5/31/2019	$11,245	$12,553	$14,605
6/30/2019	$12,033	$13,352	$15,635
7/31/2019	$12,040	$13,374	$15,859
8/31/2019	$11,514	$12,627	$15,608
9/30/2019	$12,054	$13,276	$15,900
10/31/2019	$12,090	$13,597	$16,245
11/30/2019	$12,417	$13,916	$16,834
12/31/2019	$12,806	$14,403	$17,342
1/31/2020	$12,304	$13,626	$17,335
2/29/2020	$10,970	$12,302	$15,908
3/31/2020	$7,979	$9,267	$13,944
4/30/2020	$9,041	$10,410	$15,731
5/31/2020	$9,577	$10,709	$16,480
6/30/2020	$9,831	$11,019	$16,808
7/31/2020	$10,052	$11,246	$17,756
8/31/2020	$10,299	$11,852	$19,032
9/30/2020	$9,721	$11,300	$18,309
10/31/2020	$10,069	$11,704	$17,822
11/30/2020	$11,871	$13,964	$19,773
12/31/2020	$12,617	$15,070	$20,533
1/31/2021	$12,934	$15,863	$20,326
2/28/2021	$14,317	$17,353	$20,886
3/31/2021	$14,901	$18,260	$21,801
4/30/2021	$15,511	$18,630	$22,964
5/31/2021	$15,717	$19,209	$23,125
6/30/2021	$15,330	$19,093	$23,665
7/31/2021	$14,841	$18,410	$24,227
8/31/2021	$15,047	$18,902	$24,963
9/30/2021	$14,807	$18,524	$23,802
10/31/2021	$15,511	$19,230	$25,470
11/30/2021	$15,133	$18,573	$25,294
12/31/2021	$15,951	$19,331	$26,427
1/31/2022	$15,090	$18,204	$25,060
2/28/2022	$15,171	$18,505	$24,309
3/31/2022	$14,918	$18,867	$25,212
4/30/2022	$13,723	$17,403	$23,013
5/31/2022	$13,926	$17,737	$23,056
6/30/2022	$12,376	$15,985	$21,152
7/31/2022	$13,450	$17,532	$23,103
8/31/2022	$13,105	$16,978	$22,161
9/30/2022	$11,768	$15,248	$20,120
10/31/2022	$13,186	$17,167	$21,749
11/30/2022	$13,743	$17,692	$22,964
12/31/2022	$13,161	$16,531	$21,641
1/31/2023	$14,434	$18,108	$23,001
2/28/2023	$14,444	$17,691	$22,440
3/31/2023	$13,845	$16,422	$23,263
4/30/2023	$13,761	$16,013	$23,626
5/31/2023	$13,498	$15,698	$23,729
6/30/2023	$14,634	$16,945	$25,297
7/31/2023	$15,339	$18,224	$26,110
8/31/2023	$14,907	$17,347	$25,694
9/30/2023	$14,097	$16,443	$24,469
10/31/2023	$13,319	$15,463	$23,955
11/30/2023	$14,350	$16,854	$26,142
12/31/2023	$15,768	$18,952	$27,330
1/31/2024	$15,505	$18,091	$27,789
2/29/2024	$16,052	$18,683	$29,273
3/31/2024	$16,684	$19,502	$30,215
4/30/2024	$15,684	$18,259	$28,981
5/31/2024	$16,674	$19,113	$30,418
6/30/2024	$16,431	$18,791	$31,509
7/31/2024	$17,990	$21,081	$31,893
8/31/2024	$17,811	$20,686	$32,666
9/30/2024	$17,601	$20,699	$33,364
10/31/2024	$17,358	$20,375	$33,061
11/30/2024	$19,296	$22,340	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	34.47%	9.22%	7.43%
Class A with sales charge	26.76%	7.93%	6.79%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 437,043,647
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,001,837
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019105
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class C
Trading Symbol	LSRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	1.96%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 33.45%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,123	$10,273	$9,975
1/31/2015	$9,829	$9,846	$9,675
2/28/2015	$10,371	$10,303	$10,231
3/31/2015	$10,573	$10,477	$10,070
4/30/2015	$10,345	$10,253	$10,166
5/31/2015	$10,402	$10,338	$10,297
6/30/2015	$10,521	$10,351	$10,098
7/31/2015	$10,423	$10,066	$10,309
8/31/2015	$9,762	$9,572	$9,687
9/30/2015	$9,555	$9,240	$9,448
10/31/2015	$10,211	$9,758	$10,244
11/30/2015	$10,397	$10,035	$10,275
12/31/2015	$9,928	$9,506	$10,113
1/31/2016	$9,328	$8,867	$9,611
2/29/2016	$9,335	$8,928	$9,598
3/31/2016	$10,026	$9,668	$10,249
4/30/2016	$10,111	$9,873	$10,289
5/31/2016	$10,358	$10,054	$10,474
6/30/2016	$10,393	$10,084	$10,501
7/31/2016	$10,796	$10,628	$10,888
8/31/2016	$10,972	$10,892	$10,903
9/30/2016	$10,993	$10,978	$10,905
10/31/2016	$10,591	$10,617	$10,706
11/30/2016	$11,677	$12,027	$11,103
12/31/2016	$11,874	$12,523	$11,322
1/31/2017	$11,839	$12,434	$11,537
2/28/2017	$11,917	$12,614	$11,995
3/31/2017	$11,900	$12,507	$12,009
4/30/2017	$11,943	$12,556	$12,132
5/31/2017	$11,727	$12,165	$12,303
6/30/2017	$11,865	$12,591	$12,380
7/31/2017	$11,865	$12,670	$12,635
8/31/2017	$11,580	$12,359	$12,673
9/30/2017	$12,081	$13,234	$12,935
10/31/2017	$12,341	$13,251	$13,237
11/30/2017	$12,687	$13,635	$13,642
12/31/2017	$12,536	$13,505	$13,794
1/31/2018	$12,872	$13,671	$14,584
2/28/2018	$12,309	$12,988	$14,046
3/31/2018	$12,352	$13,148	$13,689
4/30/2018	$12,460	$13,376	$13,742
5/31/2018	$13,089	$14,154	$14,073
6/30/2018	$13,165	$14,240	$14,160
7/31/2018	$13,404	$14,492	$14,686
8/31/2018	$14,163	$14,837	$15,165
9/30/2018	$13,979	$14,469	$15,251
10/31/2018	$12,482	$13,173	$14,209
11/30/2018	$12,471	$13,386	$14,498
12/31/2018	$10,969	$11,768	$13,189
1/31/2019	$12,080	$13,055	$14,246
2/28/2019	$12,605	$13,562	$14,704
3/31/2019	$12,296	$13,171	$14,989
4/30/2019	$12,898	$13,669	$15,596
5/31/2019	$11,540	$12,553	$14,605
6/30/2019	$12,342	$13,352	$15,635
7/31/2019	$12,342	$13,374	$15,859
8/31/2019	$11,802	$12,627	$15,608
9/30/2019	$12,342	$13,276	$15,900
10/31/2019	$12,373	$13,597	$16,245
11/30/2019	$12,697	$13,916	$16,834
12/31/2019	$13,093	$14,403	$17,342
1/31/2020	$12,552	$13,626	$17,335
2/29/2020	$11,189	$12,302	$15,908
3/31/2020	$8,133	$9,267	$13,944
4/30/2020	$9,214	$10,410	$15,731
5/31/2020	$9,755	$10,709	$16,480
6/30/2020	$10,013	$11,019	$16,808
7/31/2020	$10,225	$11,246	$17,756
8/31/2020	$10,460	$11,852	$19,032
9/30/2020	$9,872	$11,300	$18,309
10/31/2020	$10,225	$11,704	$17,822
11/30/2020	$12,035	$13,964	$19,773
12/31/2020	$12,780	$15,070	$20,533
1/31/2021	$13,093	$15,863	$20,326
2/28/2021	$14,492	$17,353	$20,886
3/31/2021	$15,070	$18,260	$21,801
4/30/2021	$15,673	$18,630	$22,964
5/31/2021	$15,890	$19,209	$23,125
6/30/2021	$15,480	$19,093	$23,665
7/31/2021	$14,974	$18,410	$24,227
8/31/2021	$15,167	$18,902	$24,963
9/30/2021	$14,926	$18,524	$23,802
10/31/2021	$15,625	$19,230	$25,470
11/30/2021	$15,239	$18,573	$25,294
12/31/2021	$16,045	$19,331	$26,427
1/31/2022	$15,170	$18,204	$25,060
2/28/2022	$15,254	$18,505	$24,309
3/31/2022	$14,962	$18,867	$25,212
4/30/2022	$13,753	$17,403	$23,013
5/31/2022	$13,962	$17,737	$23,056
6/30/2022	$12,378	$15,985	$21,152
7/31/2022	$13,461	$17,532	$23,103
8/31/2022	$13,128	$16,978	$22,161
9/30/2022	$11,753	$15,248	$20,120
10/31/2022	$13,170	$17,167	$21,749
11/30/2022	$13,711	$17,692	$22,964
12/31/2022	$13,155	$16,531	$21,641
1/31/2023	$14,387	$18,108	$23,001
2/28/2023	$14,387	$17,691	$22,440
3/31/2023	$13,796	$16,422	$23,263
4/30/2023	$13,697	$16,013	$23,626
5/31/2023	$13,451	$15,698	$23,729
6/30/2023	$14,535	$16,945	$25,297
7/31/2023	$15,225	$18,224	$26,110
8/31/2023	$14,781	$17,347	$25,694
9/30/2023	$13,993	$16,443	$24,469
10/31/2023	$13,205	$15,463	$23,955
11/30/2023	$14,239	$16,854	$26,142
12/31/2023	$15,629	$18,952	$27,330
1/31/2024	$15,331	$18,091	$27,789
2/29/2024	$15,877	$18,683	$29,273
3/31/2024	$16,522	$19,502	$30,215
4/30/2024	$15,480	$18,259	$28,981
5/31/2024	$16,472	$19,113	$30,418
6/30/2024	$16,224	$18,791	$31,509
7/31/2024	$17,762	$21,081	$31,893
8/31/2024	$17,564	$20,686	$32,666
9/30/2024	$17,366	$20,699	$33,364
10/31/2024	$17,068	$20,375	$33,061
11/30/2024	$19,003	$22,340	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	33.45%	8.40%	6.63%
Class C with sales charge	32.45%	8.40%	6.63%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 437,043,647
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,001,837
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054721
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class F
Trading Symbol	LRSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$124	1.06%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.69%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,132	$10,273	$9,975
1/31/2015	$9,846	$9,846	$9,675
2/28/2015	$10,394	$10,303	$10,231
3/31/2015	$10,606	$10,477	$10,070
4/30/2015	$10,386	$10,253	$10,166
5/31/2015	$10,448	$10,338	$10,297
6/30/2015	$10,579	$10,351	$10,098
7/31/2015	$10,483	$10,066	$10,309
8/31/2015	$9,827	$9,572	$9,687
9/30/2015	$9,627	$9,240	$9,448
10/31/2015	$10,294	$9,758	$10,244
11/30/2015	$10,490	$10,035	$10,275
12/31/2015	$10,030	$9,506	$10,113
1/31/2016	$9,428	$8,867	$9,611
2/29/2016	$9,438	$8,928	$9,598
3/31/2016	$10,150	$9,668	$10,249
4/30/2016	$10,241	$9,873	$10,289
5/31/2016	$10,501	$10,054	$10,474
6/30/2016	$10,539	$10,084	$10,501
7/31/2016	$10,958	$10,628	$10,888
8/31/2016	$11,146	$10,892	$10,903
9/30/2016	$11,179	$10,978	$10,905
10/31/2016	$10,775	$10,617	$10,706
11/30/2016	$11,891	$12,027	$11,103
12/31/2016	$12,098	$12,523	$11,322
1/31/2017	$12,076	$12,434	$11,537
2/28/2017	$12,158	$12,614	$11,995
3/31/2017	$12,153	$12,507	$12,009
4/30/2017	$12,202	$12,556	$12,132
5/31/2017	$11,994	$12,165	$12,303
6/30/2017	$12,142	$12,591	$12,380
7/31/2017	$12,147	$12,670	$12,635
8/31/2017	$11,868	$12,359	$12,673
9/30/2017	$12,389	$13,234	$12,935
10/31/2017	$12,658	$13,251	$13,237
11/30/2017	$13,031	$13,635	$13,642
12/31/2017	$12,881	$13,505	$13,794
1/31/2018	$13,239	$13,671	$14,584
2/28/2018	$12,668	$12,988	$14,046
3/31/2018	$12,718	$13,148	$13,689
4/30/2018	$12,837	$13,376	$13,742
5/31/2018	$13,496	$14,154	$14,073
6/30/2018	$13,590	$14,240	$14,160
7/31/2018	$13,847	$14,492	$14,686
8/31/2018	$14,637	$14,837	$15,165
9/30/2018	$14,455	$14,469	$15,251
10/31/2018	$12,919	$13,173	$14,209
11/30/2018	$12,925	$13,386	$14,498
12/31/2018	$11,365	$11,768	$13,189
1/31/2019	$12,530	$13,055	$14,246
2/28/2019	$13,079	$13,562	$14,704
3/31/2019	$12,778	$13,171	$14,989
4/30/2019	$13,410	$13,669	$15,596
5/31/2019	$12,012	$12,553	$14,605
6/30/2019	$12,854	$13,352	$15,635
7/31/2019	$12,861	$13,374	$15,859
8/31/2019	$12,305	$12,627	$15,608
9/30/2019	$12,884	$13,276	$15,900
10/31/2019	$12,921	$13,597	$16,245
11/30/2019	$13,275	$13,916	$16,834
12/31/2019	$13,692	$14,403	$17,342
1/31/2020	$13,153	$13,626	$17,335
2/29/2020	$11,732	$12,302	$15,908
3/31/2020	$8,532	$9,267	$13,944
4/30/2020	$9,674	$10,410	$15,731
5/31/2020	$10,240	$10,709	$16,480
6/30/2020	$10,519	$11,019	$16,808
7/31/2020	$10,761	$11,246	$17,756
8/31/2020	$11,022	$11,852	$19,032
9/30/2020	$10,411	$11,300	$18,309
10/31/2020	$10,779	$11,704	$17,822
11/30/2020	$12,712	$13,964	$19,773
12/31/2020	$13,513	$15,070	$20,533
1/31/2021	$13,859	$15,863	$20,326
2/28/2021	$15,342	$17,353	$20,886
3/31/2021	$15,961	$18,260	$21,801
4/30/2021	$16,616	$18,630	$22,964
5/31/2021	$16,844	$19,209	$23,125
6/30/2021	$16,425	$19,093	$23,665
7/31/2021	$15,906	$18,410	$24,227
8/31/2021	$16,134	$18,902	$24,963
9/30/2021	$15,879	$18,524	$23,802
10/31/2021	$16,625	$19,230	$25,470
11/30/2021	$16,225	$18,573	$25,294
12/31/2021	$17,104	$19,331	$26,427
1/31/2022	$16,182	$18,204	$25,060
2/28/2022	$16,268	$18,505	$24,309
3/31/2022	$16,000	$18,867	$25,212
4/30/2022	$14,724	$17,403	$23,013
5/31/2022	$14,949	$17,737	$23,056
6/30/2022	$13,276	$15,985	$21,152
7/31/2022	$14,434	$17,532	$23,103
8/31/2022	$14,070	$16,978	$22,161
9/30/2022	$12,633	$15,248	$20,120
10/31/2022	$14,166	$17,167	$21,749
11/30/2022	$14,767	$17,692	$22,964
12/31/2022	$14,132	$16,531	$21,641
1/31/2023	$15,502	$18,108	$23,001
2/28/2023	$15,514	$17,691	$22,440
3/31/2023	$14,867	$16,422	$23,263
4/30/2023	$14,789	$16,013	$23,626
5/31/2023	$14,511	$15,698	$23,729
6/30/2023	$15,725	$16,945	$25,297
7/31/2023	$16,494	$18,224	$26,110
8/31/2023	$16,026	$17,347	$25,694
9/30/2023	$15,157	$16,443	$24,469
10/31/2023	$14,321	$15,463	$23,955
11/30/2023	$15,436	$16,854	$26,142
12/31/2023	$16,959	$18,952	$27,330
1/31/2024	$16,679	$18,091	$27,789
2/29/2024	$17,272	$18,683	$29,273
3/31/2024	$17,953	$19,502	$30,215
4/30/2024	$16,869	$18,259	$28,981
5/31/2024	$17,942	$19,113	$30,418
6/30/2024	$17,685	$18,791	$31,509
7/31/2024	$19,372	$21,081	$31,893
8/31/2024	$19,182	$20,686	$32,666
9/30/2024	$18,947	$20,699	$33,364
10/31/2024	$18,690	$20,375	$33,061
11/30/2024	$20,791	$22,340	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	34.69%	9.39%	7.59%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 437,043,647
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,001,837
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188284
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class F3
Trading Symbol	LRSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$103	0.88%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.88%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 2000 Value Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,138	$10,153	$10,112
5/31/2017	$9,965	$9,837	$10,254
6/30/2017	$10,091	$10,181	$10,318
7/31/2017	$10,098	$10,245	$10,530
8/31/2017	$9,862	$9,993	$10,562
9/30/2017	$10,299	$10,701	$10,780
10/31/2017	$10,527	$10,715	$11,032
11/30/2017	$10,838	$11,025	$11,370
12/31/2017	$10,714	$10,920	$11,496
1/31/2018	$11,014	$11,054	$12,155
2/28/2018	$10,542	$10,502	$11,707
3/31/2018	$10,586	$10,631	$11,409
4/30/2018	$10,687	$10,816	$11,453
5/31/2018	$11,235	$11,445	$11,729
6/30/2018	$11,314	$11,514	$11,801
7/31/2018	$11,531	$11,718	$12,240
8/31/2018	$12,193	$11,997	$12,639
9/30/2018	$12,039	$11,699	$12,711
10/31/2018	$10,762	$10,652	$11,842
11/30/2018	$10,771	$10,823	$12,083
12/31/2018	$9,475	$9,515	$10,992
1/31/2019	$10,445	$10,556	$11,873
2/28/2019	$10,907	$10,966	$12,254
3/31/2019	$10,656	$10,650	$12,493
4/30/2019	$11,185	$11,053	$12,998
5/31/2019	$10,019	$10,150	$12,172
6/30/2019	$10,722	$10,796	$13,030
7/31/2019	$10,733	$10,814	$13,218
8/31/2019	$10,270	$10,210	$13,008
9/30/2019	$10,753	$10,734	$13,252
10/31/2019	$10,784	$10,994	$13,539
11/30/2019	$11,082	$11,252	$14,030
12/31/2019	$11,436	$11,646	$14,453
1/31/2020	$10,985	$11,018	$14,448
2/29/2020	$9,803	$9,947	$13,258
3/31/2020	$7,125	$7,493	$11,621
4/30/2020	$8,081	$8,417	$13,111
5/31/2020	$8,556	$8,659	$13,735
6/30/2020	$8,788	$8,909	$14,008
7/31/2020	$8,996	$9,093	$14,798
8/31/2020	$9,216	$9,583	$15,862
9/30/2020	$8,699	$9,137	$15,259
10/31/2020	$9,020	$9,464	$14,853
11/30/2020	$10,629	$11,291	$16,479
12/31/2020	$11,302	$12,186	$17,113
1/31/2021	$11,590	$12,827	$16,940
2/28/2021	$12,832	$14,032	$17,407
3/31/2021	$13,354	$14,765	$18,169
4/30/2021	$13,905	$15,064	$19,139
5/31/2021	$14,097	$15,532	$19,273
6/30/2021	$13,749	$15,438	$19,723
7/31/2021	$13,318	$14,886	$20,191
8/31/2021	$13,509	$15,284	$20,805
9/30/2021	$13,294	$14,978	$19,838
10/31/2021	$13,923	$15,549	$21,227
11/30/2021	$13,593	$15,018	$21,080
12/31/2021	$14,333	$15,630	$22,025
1/31/2022	$13,563	$14,719	$20,885
2/28/2022	$13,638	$14,963	$20,260
3/31/2022	$13,413	$15,255	$21,012
4/30/2022	$12,349	$14,072	$19,180
5/31/2022	$12,533	$14,342	$19,215
6/30/2022	$11,135	$12,925	$17,629
7/31/2022	$12,110	$14,176	$19,254
8/31/2022	$11,803	$13,728	$18,469
9/30/2022	$10,603	$12,329	$16,768
10/31/2022	$11,885	$13,881	$18,126
11/30/2022	$12,390	$14,305	$19,139
12/31/2022	$11,868	$13,367	$18,036
1/31/2023	$13,014	$14,642	$19,169
2/28/2023	$13,028	$14,305	$18,702
3/31/2023	$12,487	$13,279	$19,388
4/30/2023	$12,423	$12,948	$19,691
5/31/2023	$12,191	$12,693	$19,777
6/30/2023	$13,211	$13,701	$21,083
7/31/2023	$13,858	$14,735	$21,761
8/31/2023	$13,471	$14,026	$21,414
9/30/2023	$12,740	$13,296	$20,393
10/31/2023	$12,044	$12,503	$19,964
11/30/2023	$12,979	$13,628	$21,788
12/31/2023	$14,255	$15,324	$22,777
1/31/2024	$14,029	$14,628	$23,160
2/29/2024	$14,523	$15,107	$24,397
3/31/2024	$15,101	$15,769	$25,182
4/30/2024	$14,199	$14,764	$24,153
5/31/2024	$15,094	$15,455	$25,351
6/30/2024	$14,883	$15,194	$26,260
7/31/2024	$16,307	$17,046	$26,580
8/31/2024	$16,144	$16,726	$27,225
9/30/2024	$15,961	$16,737	$27,806
10/31/2024	$15,736	$16,475	$27,554
11/30/2024	$17,505	$18,064	$29,172

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	34.88%	9.57%	7.59%
Russell 2000 Value Index	32.55%	9.93%	8.03%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	15.01%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 437,043,647
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,001,837
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019107
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class I
Trading Symbol	LRSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	0.96%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.82%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,132	$10,273	$9,975
1/31/2015	$9,846	$9,846	$9,675
2/28/2015	$10,396	$10,303	$10,231
3/31/2015	$10,609	$10,477	$10,070
4/30/2015	$10,389	$10,253	$10,166
5/31/2015	$10,452	$10,338	$10,297
6/30/2015	$10,585	$10,351	$10,098
7/31/2015	$10,491	$10,066	$10,309
8/31/2015	$9,832	$9,572	$9,687
9/30/2015	$9,633	$9,240	$9,448
10/31/2015	$10,302	$9,758	$10,244
11/30/2015	$10,501	$10,035	$10,275
12/31/2015	$10,039	$9,506	$10,113
1/31/2016	$9,440	$8,867	$9,611
2/29/2016	$9,453	$8,928	$9,598
3/31/2016	$10,162	$9,668	$10,249
4/30/2016	$10,251	$9,873	$10,289
5/31/2016	$10,514	$10,054	$10,474
6/30/2016	$10,557	$10,084	$10,501
7/31/2016	$10,977	$10,628	$10,888
8/31/2016	$11,164	$10,892	$10,903
9/30/2016	$11,198	$10,978	$10,905
10/31/2016	$10,795	$10,617	$10,706
11/30/2016	$11,911	$12,027	$11,103
12/31/2016	$12,118	$12,523	$11,322
1/31/2017	$12,099	$12,434	$11,537
2/28/2017	$12,185	$12,614	$11,995
3/31/2017	$12,180	$12,507	$12,009
4/30/2017	$12,233	$12,556	$12,132
5/31/2017	$12,018	$12,165	$12,303
6/30/2017	$12,171	$12,591	$12,380
7/31/2017	$12,180	$12,670	$12,635
8/31/2017	$11,899	$12,359	$12,673
9/30/2017	$12,423	$13,234	$12,935
10/31/2017	$12,694	$13,251	$13,237
11/30/2017	$13,066	$13,635	$13,642
12/31/2017	$12,919	$13,505	$13,794
1/31/2018	$13,277	$13,671	$14,584
2/28/2018	$12,710	$12,988	$14,046
3/31/2018	$12,764	$13,148	$13,689
4/30/2018	$12,881	$13,376	$13,742
5/31/2018	$13,539	$14,154	$14,073
6/30/2018	$13,635	$14,240	$14,160
7/31/2018	$13,897	$14,492	$14,686
8/31/2018	$14,693	$14,837	$15,165
9/30/2018	$14,511	$14,469	$15,251
10/31/2018	$12,967	$13,173	$14,209
11/30/2018	$12,972	$13,386	$14,498
12/31/2018	$11,413	$11,768	$13,189
1/31/2019	$12,576	$13,055	$14,246
2/28/2019	$13,136	$13,562	$14,704
3/31/2019	$12,831	$13,171	$14,989
4/30/2019	$13,466	$13,669	$15,596
5/31/2019	$12,066	$12,553	$14,605
6/30/2019	$12,912	$13,352	$15,635
7/31/2019	$12,925	$13,374	$15,859
8/31/2019	$12,365	$12,627	$15,608
9/30/2019	$12,943	$13,276	$15,900
10/31/2019	$12,987	$13,597	$16,245
11/30/2019	$13,341	$13,916	$16,834
12/31/2019	$13,762	$14,403	$17,342
1/31/2020	$13,222	$13,626	$17,335
2/29/2020	$11,797	$12,302	$15,908
3/31/2020	$8,573	$9,267	$13,944
4/30/2020	$9,724	$10,410	$15,731
5/31/2020	$10,300	$10,709	$16,480
6/30/2020	$10,574	$11,019	$16,808
7/31/2020	$10,818	$11,246	$17,756
8/31/2020	$11,085	$11,852	$19,032
9/30/2020	$10,466	$11,300	$18,309
10/31/2020	$10,847	$11,704	$17,822
11/30/2020	$12,783	$13,964	$19,773
12/31/2020	$13,590	$15,070	$20,533
1/31/2021	$13,939	$15,863	$20,326
2/28/2021	$15,430	$17,353	$20,886
3/31/2021	$16,056	$18,260	$21,801
4/30/2021	$16,717	$18,630	$22,964
5/31/2021	$16,950	$19,209	$23,125
6/30/2021	$16,528	$19,093	$23,665
7/31/2021	$16,012	$18,410	$24,227
8/31/2021	$16,237	$18,902	$24,963
9/30/2021	$15,983	$18,524	$23,802
10/31/2021	$16,739	$19,230	$25,470
11/30/2021	$16,339	$18,573	$25,294
12/31/2021	$17,226	$19,331	$26,427
1/31/2022	$16,299	$18,204	$25,060
2/28/2022	$16,390	$18,505	$24,309
3/31/2022	$16,117	$18,867	$25,212
4/30/2022	$14,835	$17,403	$23,013
5/31/2022	$15,058	$17,737	$23,056
6/30/2022	$13,379	$15,985	$21,152
7/31/2022	$14,545	$17,532	$23,103
8/31/2022	$14,173	$16,978	$22,161
9/30/2022	$12,733	$15,248	$20,120
10/31/2022	$14,272	$17,167	$21,749
11/30/2022	$14,876	$17,692	$22,964
12/31/2022	$14,248	$16,531	$21,641
1/31/2023	$15,621	$18,108	$23,001
2/28/2023	$15,638	$17,691	$22,440
3/31/2023	$14,990	$16,422	$23,263
4/30/2023	$14,913	$16,013	$23,626
5/31/2023	$14,632	$15,698	$23,729
6/30/2023	$15,860	$16,945	$25,297
7/31/2023	$16,637	$18,224	$26,110
8/31/2023	$16,167	$17,347	$25,694
9/30/2023	$15,289	$16,443	$24,469
10/31/2023	$14,453	$15,463	$23,955
11/30/2023	$15,570	$16,854	$26,142
12/31/2023	$17,109	$18,952	$27,330
1/31/2024	$16,835	$18,091	$27,789
2/29/2024	$17,425	$18,683	$29,273
3/31/2024	$18,118	$19,502	$30,215
4/30/2024	$17,032	$18,259	$28,981
5/31/2024	$18,109	$19,113	$30,418
6/30/2024	$17,853	$18,791	$31,509
7/31/2024	$19,555	$21,081	$31,893
8/31/2024	$19,367	$20,686	$32,666
9/30/2024	$19,136	$20,699	$33,364
10/31/2024	$18,871	$20,375	$33,061
11/30/2024	$20,992	$22,340	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	34.82%	9.49%	7.70%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 437,043,647
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,001,837
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019106
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class P
Trading Symbol	LRSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$165	1.41%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.22%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,129	$10,273	$9,975
1/31/2015	$9,840	$9,846	$9,675
2/28/2015	$10,386	$10,303	$10,231
3/31/2015	$10,592	$10,477	$10,070
4/30/2015	$10,370	$10,253	$10,166
5/31/2015	$10,429	$10,338	$10,297
6/30/2015	$10,556	$10,351	$10,098
7/31/2015	$10,461	$10,066	$10,309
8/31/2015	$9,800	$9,572	$9,687
9/30/2015	$9,599	$9,240	$9,448
10/31/2015	$10,263	$9,758	$10,244
11/30/2015	$10,457	$10,035	$10,275
12/31/2015	$9,992	$9,506	$10,113
1/31/2016	$9,390	$8,867	$9,611
2/29/2016	$9,400	$8,928	$9,598
3/31/2016	$10,101	$9,668	$10,249
4/30/2016	$10,191	$9,873	$10,289
5/31/2016	$10,444	$10,054	$10,474
6/30/2016	$10,484	$10,084	$10,501
7/31/2016	$10,896	$10,628	$10,888
8/31/2016	$11,080	$10,892	$10,903
9/30/2016	$11,110	$10,978	$10,905
10/31/2016	$10,703	$10,617	$10,706
11/30/2016	$11,806	$12,027	$11,103
12/31/2016	$12,009	$12,523	$11,322
1/31/2017	$11,981	$12,434	$11,537
2/28/2017	$12,066	$12,614	$11,995
3/31/2017	$12,055	$12,507	$12,009
4/30/2017	$12,100	$12,556	$12,132
5/31/2017	$11,889	$12,165	$12,303
6/30/2017	$12,032	$12,591	$12,380
7/31/2017	$12,038	$12,670	$12,635
8/31/2017	$11,752	$12,359	$12,673
9/30/2017	$12,266	$13,234	$12,935
10/31/2017	$12,534	$13,251	$13,237
11/30/2017	$12,893	$13,635	$13,642
12/31/2017	$12,743	$13,505	$13,794
1/31/2018	$13,091	$13,671	$14,584
2/28/2018	$12,526	$12,988	$14,046
3/31/2018	$12,572	$13,148	$13,689
4/30/2018	$12,690	$13,376	$13,742
5/31/2018	$13,334	$14,154	$14,073
6/30/2018	$13,419	$14,240	$14,160
7/31/2018	$13,668	$14,492	$14,686
8/31/2018	$14,450	$14,837	$15,165
9/30/2018	$14,266	$14,469	$15,251
10/31/2018	$12,743	$13,173	$14,209
11/30/2018	$12,743	$13,386	$14,498
12/31/2018	$11,209	$11,768	$13,189
1/31/2019	$12,349	$13,055	$14,246
2/28/2019	$12,890	$13,562	$14,704
3/31/2019	$12,588	$13,171	$14,989
4/30/2019	$13,201	$13,669	$15,596
5/31/2019	$11,831	$12,553	$14,605
6/30/2019	$12,651	$13,352	$15,635
7/31/2019	$12,659	$13,374	$15,859
8/31/2019	$12,102	$12,627	$15,608
9/30/2019	$12,667	$13,276	$15,900
10/31/2019	$12,699	$13,597	$16,245
11/30/2019	$13,050	$13,916	$16,834
12/31/2019	$13,457	$14,403	$17,342
1/31/2020	$12,917	$13,626	$17,335
2/29/2020	$11,521	$12,302	$15,908
3/31/2020	$8,371	$9,267	$13,944
4/30/2020	$9,488	$10,410	$15,731
5/31/2020	$10,047	$10,709	$16,480
6/30/2020	$10,317	$11,019	$16,808
7/31/2020	$10,548	$11,246	$17,756
8/31/2020	$10,798	$11,852	$19,032
9/30/2020	$10,201	$11,300	$18,309
10/31/2020	$10,567	$11,704	$17,822
11/30/2020	$12,445	$13,964	$19,773
12/31/2020	$13,226	$15,070	$20,533
1/31/2021	$13,557	$15,863	$20,326
2/28/2021	$15,006	$17,353	$20,886
3/31/2021	$15,609	$18,260	$21,801
4/30/2021	$16,251	$18,630	$22,964
5/31/2021	$16,465	$19,209	$23,125
6/30/2021	$16,056	$19,093	$23,665
7/31/2021	$15,541	$18,410	$24,227
8/31/2021	$15,755	$18,902	$24,963
9/30/2021	$15,502	$18,524	$23,802
10/31/2021	$16,231	$19,230	$25,470
11/30/2021	$15,833	$18,573	$25,294
12/31/2021	$16,693	$19,331	$26,427
1/31/2022	$15,786	$18,204	$25,060
2/28/2022	$15,867	$18,505	$24,309
3/31/2022	$15,600	$18,867	$25,212
4/30/2022	$14,356	$17,403	$23,013
5/31/2022	$14,565	$17,737	$23,056
6/30/2022	$12,926	$15,985	$21,152
7/31/2022	$14,054	$17,532	$23,103
8/31/2022	$13,693	$16,978	$22,161
9/30/2022	$12,299	$15,248	$20,120
10/31/2022	$13,775	$17,167	$21,749
11/30/2022	$14,356	$17,692	$22,964
12/31/2022	$13,744	$16,531	$21,641
1/31/2023	$15,062	$18,108	$23,001
2/28/2023	$15,074	$17,691	$22,440
3/31/2023	$14,445	$16,422	$23,263
4/30/2023	$14,361	$16,013	$23,626
5/31/2023	$14,082	$15,698	$23,729
6/30/2023	$15,256	$16,945	$25,297
7/31/2023	$16,006	$18,224	$26,110
8/31/2023	$15,546	$17,347	$25,694
9/30/2023	$14,699	$16,443	$24,469
10/31/2023	$13,889	$15,463	$23,955
11/30/2023	$14,953	$16,854	$26,142
12/31/2023	$16,429	$18,952	$27,330
1/31/2024	$16,163	$18,091	$27,789
2/29/2024	$16,720	$18,683	$29,273
3/31/2024	$17,373	$19,502	$30,215
4/30/2024	$16,333	$18,259	$28,981
5/31/2024	$17,349	$19,113	$30,418
6/30/2024	$17,107	$18,791	$31,509
7/31/2024	$18,728	$21,081	$31,893
8/31/2024	$18,534	$20,686	$32,666
9/30/2024	$18,317	$20,699	$33,364
10/31/2024	$18,050	$20,375	$33,061
11/30/2024	$20,071	$22,340	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	34.22%	8.99%	7.22%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 437,043,647
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,001,837
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054722
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R2
Trading Symbol	LRSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$183	1.56%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.02%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,125	$10,273	$9,975
1/31/2015	$9,840	$9,846	$9,675
2/28/2015	$10,383	$10,303	$10,231
3/31/2015	$10,589	$10,477	$10,070
4/30/2015	$10,367	$10,253	$10,166
5/31/2015	$10,422	$10,338	$10,297
6/30/2015	$10,549	$10,351	$10,098
7/31/2015	$10,450	$10,066	$10,309
8/31/2015	$9,788	$9,572	$9,687
9/30/2015	$9,586	$9,240	$9,448
10/31/2015	$10,248	$9,758	$10,244
11/30/2015	$10,438	$10,035	$10,275
12/31/2015	$9,976	$9,506	$10,113
1/31/2016	$9,373	$8,867	$9,611
2/29/2016	$9,383	$8,928	$9,598
3/31/2016	$10,081	$9,668	$10,249
4/30/2016	$10,170	$9,873	$10,289
5/31/2016	$10,425	$10,054	$10,474
6/30/2016	$10,460	$10,084	$10,501
7/31/2016	$10,868	$10,628	$10,888
8/31/2016	$11,048	$10,892	$10,903
9/30/2016	$11,078	$10,978	$10,905
10/31/2016	$10,674	$10,617	$10,706
11/30/2016	$11,776	$12,027	$11,103
12/31/2016	$11,975	$12,523	$11,322
1/31/2017	$11,946	$12,434	$11,537
2/28/2017	$12,026	$12,614	$11,995
3/31/2017	$12,015	$12,507	$12,009
4/30/2017	$12,061	$12,556	$12,132
5/31/2017	$11,843	$12,165	$12,303
6/30/2017	$11,986	$12,591	$12,380
7/31/2017	$11,992	$12,670	$12,635
8/31/2017	$11,706	$12,359	$12,673
9/30/2017	$12,215	$13,234	$12,935
10/31/2017	$12,479	$13,251	$13,237
11/30/2017	$12,839	$13,635	$13,642
12/31/2017	$12,689	$13,505	$13,794
1/31/2018	$13,032	$13,671	$14,584
2/28/2018	$12,464	$12,988	$14,046
3/31/2018	$12,510	$13,148	$13,689
4/30/2018	$12,629	$13,376	$13,742
5/31/2018	$13,263	$14,154	$14,073
6/30/2018	$13,355	$14,240	$14,160
7/31/2018	$13,599	$14,492	$14,686
8/31/2018	$14,371	$14,837	$15,165
9/30/2018	$14,186	$14,469	$15,251
10/31/2018	$12,669	$13,173	$14,209
11/30/2018	$12,669	$13,386	$14,498
12/31/2018	$11,140	$11,768	$13,189
1/31/2019	$12,272	$13,055	$14,246
2/28/2019	$12,810	$13,562	$14,704
3/31/2019	$12,513	$13,171	$14,989
4/30/2019	$13,123	$13,669	$15,596
5/31/2019	$11,750	$12,553	$14,605
6/30/2019	$12,561	$13,352	$15,635
7/31/2019	$12,569	$13,374	$15,859
8/31/2019	$12,023	$12,627	$15,608
9/30/2019	$12,577	$13,276	$15,900
10/31/2019	$12,609	$13,597	$16,245
11/30/2019	$12,954	$13,916	$16,834
12/31/2019	$13,352	$14,403	$17,342
1/31/2020	$12,817	$13,626	$17,335
2/29/2020	$11,436	$12,302	$15,908
3/31/2020	$8,305	$9,267	$13,944
4/30/2020	$9,413	$10,410	$15,731
5/31/2020	$9,968	$10,709	$16,480
6/30/2020	$10,230	$11,019	$16,808
7/31/2020	$10,464	$11,246	$17,756
8/31/2020	$10,716	$11,852	$19,032
9/30/2020	$10,113	$11,300	$18,309
10/31/2020	$10,473	$11,704	$17,822
11/30/2020	$12,340	$13,964	$19,773
12/31/2020	$13,112	$15,070	$20,533
1/31/2021	$13,436	$15,863	$20,326
2/28/2021	$14,868	$17,353	$20,886
3/31/2021	$15,466	$18,260	$21,801
4/30/2021	$16,094	$18,630	$22,964
5/31/2021	$16,309	$19,209	$23,125
6/30/2021	$15,898	$19,093	$23,665
7/31/2021	$15,388	$18,410	$24,227
8/31/2021	$15,603	$18,902	$24,963
9/30/2021	$15,348	$18,524	$23,802
10/31/2021	$16,064	$19,230	$25,470
11/30/2021	$15,672	$18,573	$25,294
12/31/2021	$16,518	$19,331	$26,427
1/31/2022	$15,624	$18,204	$25,060
2/28/2022	$15,695	$18,505	$24,309
3/31/2022	$15,436	$18,867	$25,212
4/30/2022	$14,201	$17,403	$23,013
5/31/2022	$14,401	$17,737	$23,056
6/30/2022	$12,789	$15,985	$21,152
7/31/2022	$13,895	$17,532	$23,103
8/31/2022	$13,530	$16,978	$22,161
9/30/2022	$12,154	$15,248	$20,120
10/31/2022	$13,612	$17,167	$21,749
11/30/2022	$14,189	$17,692	$22,964
12/31/2022	$13,583	$16,531	$21,641
1/31/2023	$14,882	$18,108	$23,001
2/28/2023	$14,894	$17,691	$22,440
3/31/2023	$14,269	$16,422	$23,263
4/30/2023	$14,184	$16,013	$23,626
5/31/2023	$13,914	$15,698	$23,729
6/30/2023	$15,065	$16,945	$25,297
7/31/2023	$15,800	$18,224	$26,110
8/31/2023	$15,347	$17,347	$25,694
9/30/2023	$14,514	$16,443	$24,469
10/31/2023	$13,706	$15,463	$23,955
11/30/2023	$14,759	$16,854	$26,142
12/31/2023	$16,204	$18,952	$27,330
1/31/2024	$15,935	$18,091	$27,789
2/29/2024	$16,486	$18,683	$29,273
3/31/2024	$17,135	$19,502	$30,215
4/30/2024	$16,106	$18,259	$28,981
5/31/2024	$17,111	$19,113	$30,418
6/30/2024	$16,866	$18,791	$31,509
7/31/2024	$18,470	$21,081	$31,893
8/31/2024	$18,274	$20,686	$32,666
9/30/2024	$18,054	$20,699	$33,364
10/31/2024	$17,797	$20,375	$33,061
11/30/2024	$19,781	$22,340	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	34.02%	8.83%	7.06%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 437,043,647
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,001,837
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054723
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R3
Trading Symbol	LRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$171	1.46%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.16%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 2000 Value Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,128	$10,273	$9,975
1/31/2015	$9,841	$9,846	$9,675
2/28/2015	$10,385	$10,303	$10,231
3/31/2015	$10,594	$10,477	$10,070
4/30/2015	$10,369	$10,253	$10,166
5/31/2015	$10,428	$10,338	$10,297
6/30/2015	$10,554	$10,351	$10,098
7/31/2015	$10,459	$10,066	$10,309
8/31/2015	$9,797	$9,572	$9,687
9/30/2015	$9,596	$9,240	$9,448
10/31/2015	$10,258	$9,758	$10,244
11/30/2015	$10,452	$10,035	$10,275
12/31/2015	$9,988	$9,506	$10,113
1/31/2016	$9,389	$8,867	$9,611
2/29/2016	$9,394	$8,928	$9,598
3/31/2016	$10,097	$9,668	$10,249
4/30/2016	$10,186	$9,873	$10,289
5/31/2016	$10,443	$10,054	$10,474
6/30/2016	$10,478	$10,084	$10,501
7/31/2016	$10,888	$10,628	$10,888
8/31/2016	$11,072	$10,892	$10,903
9/30/2016	$11,101	$10,978	$10,905
10/31/2016	$10,695	$10,617	$10,706
11/30/2016	$11,799	$12,027	$11,103
12/31/2016	$12,001	$12,523	$11,322
1/31/2017	$11,978	$12,434	$11,537
2/28/2017	$12,058	$12,614	$11,995
3/31/2017	$12,047	$12,507	$12,009
4/30/2017	$12,092	$12,556	$12,132
5/31/2017	$11,882	$12,165	$12,303
6/30/2017	$12,024	$12,591	$12,380
7/31/2017	$12,030	$12,670	$12,635
8/31/2017	$11,746	$12,359	$12,673
9/30/2017	$12,257	$13,234	$12,935
10/31/2017	$12,523	$13,251	$13,237
11/30/2017	$12,881	$13,635	$13,642
12/31/2017	$12,731	$13,505	$13,794
1/31/2018	$13,077	$13,671	$14,584
2/28/2018	$12,509	$12,988	$14,046
3/31/2018	$12,561	$13,148	$13,689
4/30/2018	$12,672	$13,376	$13,742
5/31/2018	$13,319	$14,154	$14,073
6/30/2018	$13,410	$14,240	$14,160
7/31/2018	$13,658	$14,492	$14,686
8/31/2018	$14,435	$14,837	$15,165
9/30/2018	$14,246	$14,469	$15,251
10/31/2018	$12,731	$13,173	$14,209
11/30/2018	$12,731	$13,386	$14,498
12/31/2018	$11,192	$11,768	$13,189
1/31/2019	$12,332	$13,055	$14,246
2/28/2019	$12,878	$13,562	$14,704
3/31/2019	$12,569	$13,171	$14,989
4/30/2019	$13,187	$13,669	$15,596
5/31/2019	$11,809	$12,553	$14,605
6/30/2019	$12,633	$13,352	$15,635
7/31/2019	$12,641	$13,374	$15,859
8/31/2019	$12,087	$12,627	$15,608
9/30/2019	$12,649	$13,276	$15,900
10/31/2019	$12,688	$13,597	$16,245
11/30/2019	$13,028	$13,916	$16,834
12/31/2019	$13,433	$14,403	$17,342
1/31/2020	$12,898	$13,626	$17,335
2/29/2020	$11,502	$12,302	$15,908
3/31/2020	$8,356	$9,267	$13,944
4/30/2020	$9,475	$10,410	$15,731
5/31/2020	$10,029	$10,709	$16,480
6/30/2020	$10,297	$11,019	$16,808
7/31/2020	$10,527	$11,246	$17,756
8/31/2020	$10,785	$11,852	$19,032
9/30/2020	$10,173	$11,300	$18,309
10/31/2020	$10,546	$11,704	$17,822
11/30/2020	$12,420	$13,964	$19,773
12/31/2020	$13,200	$15,070	$20,533
1/31/2021	$13,528	$15,863	$20,326
2/28/2021	$14,975	$17,353	$20,886
3/31/2021	$15,573	$18,260	$21,801
4/30/2021	$16,210	$18,630	$22,964
5/31/2021	$16,423	$19,209	$23,125
6/30/2021	$16,008	$19,093	$23,665
7/31/2021	$15,506	$18,410	$24,227
8/31/2021	$15,718	$18,902	$24,963
9/30/2021	$15,458	$18,524	$23,802
10/31/2021	$16,191	$19,230	$25,470
11/30/2021	$15,795	$18,573	$25,294
12/31/2021	$16,648	$19,331	$26,427
1/31/2022	$15,738	$18,204	$25,060
2/28/2022	$15,818	$18,505	$24,309
3/31/2022	$15,553	$18,867	$25,212
4/30/2022	$14,309	$17,403	$23,013
5/31/2022	$14,516	$17,737	$23,056
6/30/2022	$12,892	$15,985	$21,152
7/31/2022	$14,009	$17,532	$23,103
8/31/2022	$13,652	$16,978	$22,161
9/30/2022	$12,258	$15,248	$20,120
10/31/2022	$13,733	$17,167	$21,749
11/30/2022	$14,309	$17,692	$22,964
12/31/2022	$13,693	$16,531	$21,641
1/31/2023	$15,010	$18,108	$23,001
2/28/2023	$15,022	$17,691	$22,440
3/31/2023	$14,399	$16,422	$23,263
4/30/2023	$14,315	$16,013	$23,626
5/31/2023	$14,040	$15,698	$23,729
6/30/2023	$15,202	$16,945	$25,297
7/31/2023	$15,945	$18,224	$26,110
8/31/2023	$15,489	$17,347	$25,694
9/30/2023	$14,651	$16,443	$24,469
10/31/2023	$13,836	$15,463	$23,955
11/30/2023	$14,902	$16,854	$26,142
12/31/2023	$16,364	$18,952	$27,330
1/31/2024	$16,100	$18,091	$27,789
2/29/2024	$16,651	$18,683	$29,273
3/31/2024	$17,310	$19,502	$30,215
4/30/2024	$16,268	$18,259	$28,981
5/31/2024	$17,286	$19,113	$30,418
6/30/2024	$17,035	$18,791	$31,509
7/31/2024	$18,652	$21,081	$31,893
8/31/2024	$18,460	$20,686	$32,666
9/30/2024	$18,245	$20,699	$33,364
10/31/2024	$17,981	$20,375	$33,061
11/30/2024	$19,994	$22,340	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	34.16%	8.94%	7.17%
Russell 2000 Value Index	32.55%	9.93%	8.37%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 437,043,647
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,001,837
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156659
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R4
Trading Symbol	LRSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$142	1.21%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.53%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 2000 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,909	$9,724	$10,210
8/31/2015	$9,289	$9,247	$9,594
9/30/2015	$9,099	$8,927	$9,356
10/31/2015	$9,726	$9,426	$10,145
11/30/2015	$9,912	$9,694	$10,176
12/31/2015	$9,477	$9,183	$10,015
1/31/2016	$8,908	$8,566	$9,518
2/29/2016	$8,917	$8,625	$9,505
3/31/2016	$9,586	$9,340	$10,150
4/30/2016	$9,668	$9,537	$10,189
5/31/2016	$9,914	$9,712	$10,372
6/30/2016	$9,950	$9,742	$10,399
7/31/2016	$10,346	$10,267	$10,783
8/31/2016	$10,519	$10,523	$10,798
9/30/2016	$10,551	$10,606	$10,800
10/31/2016	$10,168	$10,257	$10,603
11/30/2016	$11,220	$11,618	$10,996
12/31/2016	$11,410	$12,098	$11,213
1/31/2017	$11,390	$12,012	$11,426
2/28/2017	$11,473	$12,186	$11,879
3/31/2017	$11,462	$12,082	$11,893
4/30/2017	$11,509	$12,130	$12,015
5/31/2017	$11,307	$11,752	$12,184
6/30/2017	$11,447	$12,163	$12,260
7/31/2017	$11,452	$12,240	$12,512
8/31/2017	$11,182	$11,939	$12,551
9/30/2017	$11,675	$12,785	$12,810
10/31/2017	$11,930	$12,802	$13,109
11/30/2017	$12,278	$13,172	$13,511
12/31/2017	$12,136	$13,046	$13,661
1/31/2018	$12,469	$13,207	$14,443
2/28/2018	$11,928	$12,547	$13,911
3/31/2018	$11,976	$12,702	$13,557
4/30/2018	$12,089	$12,922	$13,609
5/31/2018	$12,706	$13,674	$13,937
6/30/2018	$12,796	$13,757	$14,023
7/31/2018	$13,033	$14,000	$14,544
8/31/2018	$13,776	$14,333	$15,018
9/30/2018	$13,603	$13,977	$15,104
10/31/2018	$12,154	$12,726	$14,072
11/30/2018	$12,160	$12,931	$14,358
12/31/2018	$10,695	$11,368	$13,062
1/31/2019	$11,786	$12,611	$14,109
2/28/2019	$12,299	$13,102	$14,562
3/31/2019	$12,014	$12,724	$14,845
4/30/2019	$12,606	$13,205	$15,446
5/31/2019	$11,294	$12,127	$14,464
6/30/2019	$12,078	$12,899	$15,483
7/31/2019	$12,093	$12,920	$15,706
8/31/2019	$11,565	$12,199	$15,457
9/30/2019	$12,107	$12,825	$15,746
10/31/2019	$12,143	$13,136	$16,087
11/30/2019	$12,471	$13,443	$16,671
12/31/2019	$12,863	$13,914	$17,175
1/31/2020	$12,352	$13,163	$17,168
2/29/2020	$11,016	$11,884	$15,755
3/31/2020	$8,011	$8,952	$13,809
4/30/2020	$9,083	$10,056	$15,579
5/31/2020	$9,611	$10,345	$16,321
6/30/2020	$9,875	$10,645	$16,645
7/31/2020	$10,096	$10,864	$17,584
8/31/2020	$10,343	$11,449	$18,848
9/30/2020	$9,764	$10,917	$18,132
10/31/2020	$10,113	$11,307	$17,650
11/30/2020	$11,918	$13,490	$19,582
12/31/2020	$12,675	$14,559	$20,335
1/31/2021	$12,994	$15,325	$20,129
2/28/2021	$14,379	$16,764	$20,684
3/31/2021	$14,956	$17,640	$21,590
4/30/2021	$15,575	$17,997	$22,742
5/31/2021	$15,782	$18,557	$22,901
6/30/2021	$15,386	$18,445	$23,436
7/31/2021	$14,904	$17,785	$23,993
8/31/2021	$15,111	$18,261	$24,722
9/30/2021	$14,870	$17,895	$23,572
10/31/2021	$15,567	$18,577	$25,224
11/30/2021	$15,197	$17,943	$25,049
12/31/2021	$16,019	$18,674	$26,172
1/31/2022	$15,156	$17,586	$24,817
2/28/2022	$15,237	$17,877	$24,074
3/31/2022	$14,984	$18,226	$24,968
4/30/2022	$13,787	$16,812	$22,791
5/31/2022	$13,990	$17,135	$22,833
6/30/2022	$12,417	$15,442	$20,948
7/31/2022	$13,503	$16,937	$22,879
8/31/2022	$13,158	$16,401	$21,946
9/30/2022	$11,819	$14,730	$19,925
10/31/2022	$13,249	$16,584	$21,538
11/30/2022	$13,807	$17,091	$22,742
12/31/2022	$13,209	$15,970	$21,432
1/31/2023	$14,483	$17,494	$22,778
2/28/2023	$14,504	$17,090	$22,223
3/31/2023	$13,894	$15,865	$23,038
4/30/2023	$13,820	$15,469	$23,398
5/31/2023	$13,556	$15,165	$23,500
6/30/2023	$14,694	$16,370	$25,053
7/31/2023	$15,410	$17,605	$25,857
8/31/2023	$14,968	$16,758	$25,446
9/30/2023	$14,157	$15,885	$24,232
10/31/2023	$13,377	$14,938	$23,723
11/30/2023	$14,410	$16,282	$25,889
12/31/2023	$15,831	$18,309	$27,066
1/31/2024	$15,578	$17,477	$27,520
2/29/2024	$16,115	$18,049	$28,990
3/31/2024	$16,748	$18,840	$29,923
4/30/2024	$15,746	$17,639	$28,700
5/31/2024	$16,738	$18,464	$30,124
6/30/2024	$16,495	$18,153	$31,204
7/31/2024	$18,067	$20,366	$31,584
8/31/2024	$17,887	$19,983	$32,350
9/30/2024	$17,676	$19,996	$33,041
10/31/2024	$17,423	$19,683	$32,742
11/30/2024	$19,385	$21,582	$34,664

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	34.53%	9.22%	7.28%
Russell 2000 Value Index	32.55%	9.93%	8.51%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 437,043,647
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,001,837
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156660
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R5
Trading Symbol	LRSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$113	0.96%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.82%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 2000 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,911	$9,724	$10,210
8/31/2015	$9,292	$9,247	$9,594
9/30/2015	$9,104	$8,927	$9,356
10/31/2015	$9,737	$9,426	$10,145
11/30/2015	$9,924	$9,694	$10,176
12/31/2015	$9,488	$9,183	$10,015
1/31/2016	$8,922	$8,566	$9,518
2/29/2016	$8,930	$8,625	$9,505
3/31/2016	$9,604	$9,340	$10,150
4/30/2016	$9,692	$9,537	$10,189
5/31/2016	$9,937	$9,712	$10,372
6/30/2016	$9,977	$9,742	$10,399
7/31/2016	$10,374	$10,267	$10,783
8/31/2016	$10,554	$10,523	$10,798
9/30/2016	$10,586	$10,606	$10,800
10/31/2016	$10,202	$10,257	$10,603
11/30/2016	$11,260	$11,618	$10,996
12/31/2016	$11,456	$12,098	$11,213
1/31/2017	$11,438	$12,012	$11,426
2/28/2017	$11,519	$12,186	$11,879
3/31/2017	$11,515	$12,082	$11,893
4/30/2017	$11,564	$12,130	$12,015
5/31/2017	$11,362	$11,752	$12,184
6/30/2017	$11,506	$12,163	$12,260
7/31/2017	$11,515	$12,240	$12,512
8/31/2017	$11,249	$11,939	$12,551
9/30/2017	$11,744	$12,785	$12,810
10/31/2017	$12,000	$12,802	$13,109
11/30/2017	$12,356	$13,172	$13,511
12/31/2017	$12,213	$13,046	$13,661
1/31/2018	$12,551	$13,207	$14,443
2/28/2018	$12,011	$12,547	$13,911
3/31/2018	$12,067	$12,702	$13,557
4/30/2018	$12,178	$12,922	$13,609
5/31/2018	$12,799	$13,674	$13,937
6/30/2018	$12,895	$13,757	$14,023
7/31/2018	$13,137	$14,000	$14,544
8/31/2018	$13,889	$14,333	$15,018
9/30/2018	$13,718	$13,977	$15,104
10/31/2018	$12,259	$12,726	$14,072
11/30/2018	$12,264	$12,931	$14,358
12/31/2018	$10,792	$11,368	$13,062
1/31/2019	$11,891	$12,611	$14,109
2/28/2019	$12,419	$13,102	$14,562
3/31/2019	$12,131	$12,724	$14,845
4/30/2019	$12,731	$13,205	$15,446
5/31/2019	$11,409	$12,127	$14,464
6/30/2019	$12,208	$12,899	$15,483
7/31/2019	$12,220	$12,920	$15,706
8/31/2019	$11,691	$12,199	$15,457
9/30/2019	$12,243	$12,825	$15,746
10/31/2019	$12,278	$13,136	$16,087
11/30/2019	$12,613	$13,443	$16,671
12/31/2019	$13,012	$13,914	$17,175
1/31/2020	$12,502	$13,163	$17,168
2/29/2020	$11,156	$11,884	$15,755
3/31/2020	$8,110	$8,952	$13,809
4/30/2020	$9,198	$10,056	$15,579
5/31/2020	$9,735	$10,345	$16,321
6/30/2020	$10,000	$10,645	$16,645
7/31/2020	$10,231	$10,864	$17,584
8/31/2020	$10,483	$11,449	$18,848
9/30/2020	$9,898	$10,917	$18,132
10/31/2020	$10,259	$11,307	$17,650
11/30/2020	$12,087	$13,490	$19,582
12/31/2020	$12,855	$14,559	$20,335
1/31/2021	$13,185	$15,325	$20,129
2/28/2021	$14,592	$16,764	$20,684
3/31/2021	$15,190	$17,640	$21,590
4/30/2021	$15,815	$17,997	$22,742
5/31/2021	$16,027	$18,557	$22,901
6/30/2021	$15,636	$18,445	$23,436
7/31/2021	$15,148	$17,785	$23,993
8/31/2021	$15,361	$18,261	$24,722
9/30/2021	$15,114	$17,895	$23,572
10/31/2021	$15,828	$18,577	$25,224
11/30/2021	$15,451	$17,943	$25,049
12/31/2021	$16,297	$18,674	$26,172
1/31/2022	$15,414	$17,586	$24,817
2/28/2022	$15,500	$17,877	$24,074
3/31/2022	$15,242	$18,226	$24,968
4/30/2022	$14,031	$16,812	$22,791
5/31/2022	$14,242	$17,135	$22,833
6/30/2022	$12,648	$15,442	$20,948
7/31/2022	$13,758	$16,937	$22,879
8/31/2022	$13,406	$16,401	$21,946
9/30/2022	$12,047	$14,730	$19,925
10/31/2022	$13,500	$16,584	$21,538
11/30/2022	$14,070	$17,091	$22,742
12/31/2022	$13,477	$15,970	$21,432
1/31/2023	$14,774	$17,494	$22,778
2/28/2023	$14,790	$17,090	$22,223
3/31/2023	$14,178	$15,865	$23,038
4/30/2023	$14,106	$15,469	$23,398
5/31/2023	$13,840	$15,165	$23,500
6/30/2023	$15,000	$16,370	$25,053
7/31/2023	$15,733	$17,605	$25,857
8/31/2023	$15,290	$16,758	$25,446
9/30/2023	$14,460	$15,885	$24,232
10/31/2023	$13,671	$14,938	$23,723
11/30/2023	$14,726	$16,282	$25,889
12/31/2023	$16,179	$18,309	$27,066
1/31/2024	$15,920	$17,477	$27,520
2/29/2024	$16,486	$18,049	$28,990
3/31/2024	$17,132	$18,840	$29,923
4/30/2024	$16,106	$17,639	$28,700
5/31/2024	$17,132	$18,464	$30,124
6/30/2024	$16,890	$18,153	$31,204
7/31/2024	$18,497	$20,366	$31,584
8/31/2024	$18,319	$19,983	$32,350
9/30/2024	$18,101	$19,996	$33,041
10/31/2024	$17,851	$19,683	$32,742
11/30/2024	$19,854	$21,582	$34,664

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	34.82%	9.50%	7.55%
Russell 2000 Value Index	32.55%	9.93%	8.51%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 437,043,647
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,001,837
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156661
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small Cap Value Fund
Class Name	Class R6
Trading Symbol	LRSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$103	0.88%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 34.89%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 32.55% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to CI Financial Corp. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Real Estate sector also detracted from relative performance, led by an overweight allocation to Marcus & Millichap, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,914	$9,724	$10,210
8/31/2015	$9,292	$9,247	$9,594
9/30/2015	$9,104	$8,927	$9,356
10/31/2015	$9,740	$9,426	$10,145
11/30/2015	$9,928	$9,694	$10,176
12/31/2015	$9,491	$9,183	$10,015
1/31/2016	$8,926	$8,566	$9,518
2/29/2016	$8,938	$8,625	$9,505
3/31/2016	$9,611	$9,340	$10,150
4/30/2016	$9,700	$9,537	$10,189
5/31/2016	$9,948	$9,712	$10,372
6/30/2016	$9,988	$9,742	$10,399
7/31/2016	$10,385	$10,267	$10,783
8/31/2016	$10,566	$10,523	$10,798
9/30/2016	$10,602	$10,606	$10,800
10/31/2016	$10,217	$10,257	$10,603
11/30/2016	$11,275	$11,618	$10,996
12/31/2016	$11,476	$12,098	$11,213
1/31/2017	$11,453	$12,012	$11,426
2/28/2017	$11,539	$12,186	$11,879
3/31/2017	$11,534	$12,082	$11,893
4/30/2017	$11,584	$12,130	$12,015
5/31/2017	$11,386	$11,752	$12,184
6/30/2017	$11,525	$12,163	$12,260
7/31/2017	$11,534	$12,240	$12,512
8/31/2017	$11,269	$11,939	$12,551
9/30/2017	$11,768	$12,785	$12,810
10/31/2017	$12,029	$12,802	$13,109
11/30/2017	$12,380	$13,172	$13,511
12/31/2017	$12,242	$13,046	$13,661
1/31/2018	$12,580	$13,207	$14,443
2/28/2018	$12,040	$12,547	$13,911
3/31/2018	$12,095	$12,702	$13,557
4/30/2018	$12,212	$12,922	$13,609
5/31/2018	$12,832	$13,674	$13,937
6/30/2018	$12,928	$13,757	$14,023
7/31/2018	$13,170	$14,000	$14,544
8/31/2018	$13,927	$14,333	$15,018
9/30/2018	$13,756	$13,977	$15,104
10/31/2018	$12,297	$12,726	$14,072
11/30/2018	$12,302	$12,931	$14,358
12/31/2018	$10,827	$11,368	$13,062
1/31/2019	$11,930	$12,611	$14,109
2/28/2019	$12,458	$13,102	$14,562
3/31/2019	$12,176	$12,724	$14,845
4/30/2019	$12,775	$13,205	$15,446
5/31/2019	$11,449	$12,127	$14,464
6/30/2019	$12,247	$12,899	$15,483
7/31/2019	$12,258	$12,920	$15,706
8/31/2019	$11,730	$12,199	$15,457
9/30/2019	$12,282	$12,825	$15,746
10/31/2019	$12,323	$13,136	$16,087
11/30/2019	$12,658	$13,443	$16,671
12/31/2019	$13,062	$13,914	$17,175
1/31/2020	$12,546	$13,163	$17,168
2/29/2020	$11,196	$11,884	$15,755
3/31/2020	$8,142	$8,952	$13,809
4/30/2020	$9,235	$10,056	$15,579
5/31/2020	$9,778	$10,345	$16,321
6/30/2020	$10,042	$10,645	$16,645
7/31/2020	$10,273	$10,864	$17,584
8/31/2020	$10,524	$11,449	$18,848
9/30/2020	$9,940	$10,917	$18,132
10/31/2020	$10,300	$11,307	$17,650
11/30/2020	$12,139	$13,490	$19,582
12/31/2020	$12,908	$14,559	$20,335
1/31/2021	$13,237	$15,325	$20,129
2/28/2021	$14,656	$16,764	$20,684
3/31/2021	$15,252	$17,640	$21,590
4/30/2021	$15,883	$17,997	$22,742
5/31/2021	$16,102	$18,557	$22,901
6/30/2021	$15,705	$18,445	$23,436
7/31/2021	$15,211	$17,785	$23,993
8/31/2021	$15,431	$18,261	$24,722
9/30/2021	$15,191	$17,895	$23,572
10/31/2021	$15,911	$18,577	$25,224
11/30/2021	$15,527	$17,943	$25,049
12/31/2021	$16,380	$18,674	$26,172
1/31/2022	$15,492	$17,586	$24,817
2/28/2022	$15,577	$17,877	$24,074
3/31/2022	$15,328	$18,226	$24,968
4/30/2022	$14,104	$16,812	$22,791
5/31/2022	$14,315	$17,135	$22,833
6/30/2022	$12,717	$15,442	$20,948
7/31/2022	$13,840	$16,937	$22,879
8/31/2022	$13,481	$16,401	$21,946
9/30/2022	$12,117	$14,730	$19,925
10/31/2022	$13,582	$16,584	$21,538
11/30/2022	$14,159	$17,091	$22,742
12/31/2022	$13,555	$15,970	$21,432
1/31/2023	$14,864	$17,494	$22,778
2/28/2023	$14,880	$17,090	$22,223
3/31/2023	$14,262	$15,865	$23,038
4/30/2023	$14,189	$15,469	$23,398
5/31/2023	$13,924	$15,165	$23,500
6/30/2023	$15,089	$16,370	$25,053
7/31/2023	$15,828	$17,605	$25,857
8/31/2023	$15,387	$16,758	$25,446
9/30/2023	$14,559	$15,885	$24,232
10/31/2023	$13,755	$14,938	$23,723
11/30/2023	$14,824	$16,282	$25,889
12/31/2023	$16,283	$18,309	$27,066
1/31/2024	$16,025	$17,477	$27,520
2/29/2024	$16,589	$18,049	$28,990
3/31/2024	$17,250	$18,840	$29,923
4/30/2024	$16,218	$17,639	$28,700
5/31/2024	$17,242	$18,464	$30,124
6/30/2024	$17,000	$18,153	$31,204
7/31/2024	$18,627	$20,366	$31,584
8/31/2024	$18,442	$19,983	$32,350
9/30/2024	$18,233	$19,996	$33,041
10/31/2024	$17,975	$19,683	$32,742
11/30/2024	$19,997	$21,582	$34,664

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	34.89%	9.58%	7.63%
Russell 2000 Value Index	32.55%	9.93%	8.51%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 437,043,647
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,001,837
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$437,043,647
# of Portfolio Holdings	65
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,001,837

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.64%
Consumer Discretionary	7.18%
Consumer Staples	2.61%
Energy	8.23%
Financials	27.19%
Health Care	6.60%
Industrials	17.24%
Information Technology	15.18%
Materials	5.99%
Real Estate	3.92%
Utilities	1.47%
Repurchase Agreements	0.75%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.